      As filed with the Securities and Exchange Commission on May 1, 2000

                                                      Registration Nos. 33-32199
                                                                    and 811-5962
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-4

                         REGISTRATION STATEMENT UNDER

                          THE SECURITIES ACT OF 1933            [X]

                          Pre-Effective Amendment No.           [_]

                       Post-Effective Amendment No.  14         [X]
                                      and

                         REGISTRATION STATEMENT UNDER

                      THE INVESTMENT COMPANY ACT OF 1940        [X]

                               Amendment No.  17                [X]

              CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1
              --------------------------------------------------
                          (Exact Name of Registrant)

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
                   -----------------------------------------
                              (Name of Depositor)

                            410 Saw Mill River Road
                           Ardsley, New York  10502
             (Address of Depositor's Principal Executive Offices)

                 Depositor's Telephone Number:  (416) 597-1456

                                Paul R. McCadam
                            410 Saw Mill River Road
                           Ardsley, New York  10502
                    (Name and Address of Agent for Service)


                                   Copy to:
                             Stephen E. Roth, Esq.
                        Sutherland Asbill & Brennan LLP
                        1275 Pennsylvania Avenue, N.W.
                          Washington, D.C. 20004-2415

It is proposed that this filing will become effective:
[_]   immediately upon filing pursuant to paragraph (b) of Rule 485
[X]   on May 1, 2000 pursuant to paragraph (b) of Rule 485
[_]   60 days after filing pursuant to paragraph (a)(i) of Rule 485
[_]   pursuant to paragraph (a)(i) of Rule 485
[_]   75 days after filing pursuant to paragraph (a)(ii) of Rule 485
[_]   on _______ pursuant to paragraph (a)(ii) of Rule 485

If appropriate check the following box:
[_] this Post-Effective Amendment designates a new effective date for a new effective date for a previously filed Post-Effective Amendment

Title of Securities Being Registered:  Single Premium Variable Deferred Annuity
                                    Policies

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
         HOME OFFICE: 410 Saw Mill River Road, Ardsley, New York 10502
                             PHONE:  1-914-693-2300
--------------------------------------------------------------------------------

                               VARIFUND/(R)/PROSPECTUS
               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1
                SINGLE PREMIUM VARIABLE DEFERRED ANNUITY POLICY*

This Prospectus describes the single premium variable deferred annuity policy (the Policy) offered by Canada Life Insurance Company of New York (we, our, us or the Company).


The Owner (Policyowner or you) may choose among the 22 divisions (the Sub-Accounts) of the Canada Life of New York Variable Annuity Account 1 (the Variable Account) and/or the Fixed Account. Assets in each Sub-Account are invested in corresponding Portfolios of the following fund companies (the Funds):


     The Alger American Fund (Alger American)
     Berger Institutional Products Trust (Berger Trust)
     The Dreyfus Socially Responsible Growth Fund, Inc. (Dreyfus Socially Responsible)
     Dreyfus Variable Investment Fund (Dreyfus VIF)
     Fidelity Variable Insurance Products Fund (Fidelity VIP)
     Fidelity Variable Insurance Products Fund II (Fidelity VIP II) Fidelity Variable Insurance Products Fund III (Fidelity VIP III)
     The Montgomery Funds III (Montgomery)
     Seligman Portfolios, Inc. (Seligman)

The Policy Value will vary according to the investment performance of the Portfolio(s) in which the Sub-Accounts you choose are invested, until the Policy Value is applied to a payment option. You bear the entire investment risk on amounts allocated to the Variable Account.

This Prospectus provides basic information that a prospective Policyowner ought to know before investing. Additional information is contained in the Statement of Additional Information, which has been filed with the Securities and Exchange Commission. The Statement of Additional Information is dated the same date as this Prospectus and is incorporated herein by reference. The Table of Contents for the Statement of Additional Information is included on the last page of this Prospectus. You may obtain a free copy of the Statement of Additional Information by writing or calling us at the address or phone number shown above.

Please read this Prospectus carefully before buying a Policy and keep it for future reference. This Prospectus must be accompanied by current prospectuses for the Funds. The Funds' prospectuses are attached to this Prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Policies and the Funds are not insured by the FDIC nor any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. The Policy described in this Prospectus is subject to market fluctuation, investment risk and possible loss of principal.

  * Policies issued prior to January 26, 1996 were issued as flexible premium variable deferred annuity policies. Additional premium payments may be made under such policies. Any reference to additional or multiple premium payments refer to such policies only.

                  The date of this Prospectus is May 1, 2000.

                               TABLE OF CONTENTS

SUMMARY......................................................................................    6
TABLE OF EXPENSES............................................................................   11
CONDENSED FINANCIAL INFORMATION..............................................................   19
THE COMPANY..................................................................................   20
THE VARIABLE ACCOUNT, THE FUNDS AND THE FIXED ACCOUNT........................................   21
  The Variable Account.......................................................................   21
  The Funds..................................................................................   21
  The Alger American Fund....................................................................   24
        Alger American Growth Portfolio......................................................   24
        Alger American Leveraged AllCap Portfolio............................................   24
        Alger American MidCap Growth Portfolio...............................................   24
        Alger American Small Capitalization Portfolio........................................   24
  Berger Institutional Products Trust........................................................   24
        Berger/BIAM IPT-International Fund...................................................   25
        Berger IPT-Small Company Growth Fund.................................................   25
  The Dreyfus Socially Responsible Growth Fund, Inc..........................................   25
  Dreyfus Variable Investment Fund...........................................................   25
        Dreyfus VIF-Appreciation Portfolio...................................................   25
        Dreyfus VIF-Growth and Income Portfolio..............................................   25
  Fidelity Variable Insurance Products Fund..................................................   26
        Fidelity VIP Growth Portfolio........................................................   26
        Fidelity VIP High Income Portfolio...................................................   26
        Fidelity VIP Money Market Portfolio..................................................   26
        Fidelity VIP Overseas Portfolio......................................................   26
  Fidelity Variable Insurance Products Fund II...............................................   26
        Fidelity VIP II Asset Manager Portfolio..............................................   26
        Fidelity VIP II Contrafund/(R)/Portfolio.............................................   27
        Fidelity VIP II Index 500 Portfolio..................................................   27
        Fidelity VIP II Investment Grade Bond Portfolio......................................   27
  Fidelity Variable Insurance Products Fund III..............................................   27
        Fidelity VIP III Growth Opportunities Portfolio......................................   28
  The Montgomery Funds III...................................................................   28
        Montgomery Variable Series: Emerging Markets Fund....................................   28
        Montgomery Variable Series: Growth Fund..............................................   28
  Seligman Portfolios, Inc...................................................................   29
        Seligman Communications and Information Portfolio....................................   29
        Seligman Frontier Portfolio..........................................................   29
        Reserved Rights......................................................................   29
        Change in Investment Objective.......................................................   30
  The Fixed Account..........................................................................   30
        Guarantee Amount.....................................................................   31
DESCRIPTION OF ANNUITY POLICY................................................................   31
  Ten Day Right to Examine Policy............................................................   31
  Premium 31
        Initial Premium......................................................................   31
        Additional Premium...................................................................   32
        Pre-Authorized Check Agreement Plan..................................................   32
        Electronic Data Transmission of Application Information..............................   32
        Net Premium Allocation...............................................................   32
  Cash Surrender Value.......................................................................   33
  Policy Value...............................................................................   33
  Variable Account Value.....................................................................   33
        Units       33
        Unit Value...........................................................................   33
        Net Investment Factor................................................................   33
  Transfers 34
        Transfer Privilege...................................................................   34
        Telephone Transfer Privilege.........................................................   34
        Intouch/(R)/ Voice Response System...................................................   34
        Dollar Cost Averaging Privilege......................................................   35
        Transfer Processing Fee..............................................................   35
  Payment of Proceeds........................................................................   36
        Proceeds.............................................................................   36
        Proceeds on Annuity Date.............................................................   36
        Proceeds on Surrender................................................................   36
        Proceeds on Death of Last Surviving Annuitant Before Annuity
                 Date (The Death Benefit)....................................................   37
        Proceeds on Death of Any Owner.......................................................   38
  Partial Withdrawals........................................................................   38
        Systematic Withdrawal Privilege......................................................   39
  Portfolio Rebalancing......................................................................   40
  Postponement of Payment....................................................................   40
  Charges Against the Policy, Variable Account, and Funds....................................   41
        Surrender Charge.....................................................................   41
        Annual Administration Charge.........................................................   41
        Daily Administration Fee.............................................................   42
        Transfer Processing Fee..............................................................   42
        Mortality and Expense Risk Charge....................................................   42
        Reduction or Elimination of Surrender Charges and Annual
                  Administration Charges.....................................................   43
        Taxes        43
        Other Charges Including Investment Advisory Fees.....................................   43
  Payment Options............................................................................   44
        Election of Options..................................................................   44
        Description of Payment Options.......................................................   44
        Amount of Payments...................................................................   44
        Payment Dates........................................................................   45
        Age and Survival of Annuitant........................................................   45
        Betterment of Income.................................................................   45
  Other Policy Provisions....................................................................   45
        Policyowner..........................................................................   45
        Beneficiary..........................................................................   45
        Termination..........................................................................   45
        Written Notice.......................................................................   46
        Periodic Reports.....................................................................   46
        Assignment...........................................................................   47
        Modification.........................................................................   47
        Notification of Death................................................................   47
YIELDS AND TOTAL RETURNS.....................................................................   47
  Yields.....................................................................................   47
  Total Returns..............................................................................   48
  Industry Comparison........................................................................   48
TAX DEFERRAL.................................................................................   49
FEDERAL TAX STATUS...........................................................................   49
  Introduction...............................................................................   49
  The Company's Tax Status...................................................................   50
  Tax Status of the Policy...................................................................   50
        Diversification Requirements.........................................................   50
        Policyowner Control..................................................................   50
        Required Distributions...............................................................   50
  Taxation of Annuities......................................................................   51
        In General...........................................................................   51
        Withdrawals/Distributions............................................................   51
        Annuity Payments.....................................................................   52
        Taxation of Death Benefit Proceeds...................................................   52
        Penalty Tax on Certain Withdrawals...................................................   52
  Transfers, Assignments, or Exchanges of a Policy...........................................   52
  Withholding................................................................................   53
  Multiple Policies..........................................................................   53
  Possible Tax Changes.......................................................................   53
  Taxation of Qualified Plans................................................................   53
        Individual Retirement Annuities and Simplified Employee
                   Pensions (SEP/IRAs).......................................................   53
        SIMPLE Individual Retirement Annuities...............................................   54
        ROTH Individual Retirement Annuities.................................................   54
        Minimum Distribution Requirements....................................................   54
        Corporate And Self-Employed (H.R.10 and Keogh) Pension
                  And Profit-Sharing Plans...................................................   55
        Deferred Compensation Plans..........................................................   55
        Tax-Sheltered Annuity Plans..........................................................   56
  Other Tax Consequences.....................................................................   56
DISTRIBUTION OF POLICIES.....................................................................   56
LEGAL PROCEEDINGS............................................................................   57
VOTING RIGHTS................................................................................   57
INSURANCE MARKETPLACE STANDARDS ASSOCIATION..................................................   57
FINANCIAL STATEMENTS.........................................................................   58

DEFINITIONS..................................................................................   59
STATEMENT OF ADDITIONAL INFORMATION - TABLE OF CONTENTS.........................................61
APPENDIX A: CONDENSED FINANCIAL INFORMATION..................................................   62

                                    SUMMARY
This summary provides a brief description of some of the features and charges of the Policy offered by us. You will find more detailed information in the rest of this Prospectus, the Statement of Additional Information and the Policy. Please keep the Policy and its riders or endorsements, if any, together with the application. Together they are the entire agreement between you and us.

How do I purchase a Policy?

You may purchase a Policy with a premium payment of at least $5,000 (generally $2,000 if the Policy is an Individual Retirement Annuity (IRA)). You may purchase a Policy with a premium of $100 (generally $50 if the Policy is an IRA), if the premium payment is submitted with a pre-authorized check (PAC) agreement. See "Premium" and "Pre-Authorized Check Agreement Plan."

Can I make additional premium payments?

Policies issued on or after January 26, 1996 are single premium variable deferred annuity policies. Additional premium payments may not be made under such policies.


For Policies issued prior to January 26, 1996, additional premium payments may be made during any Annuitant's lifetime and before the Annuity Date. Additional premium payments must be at least $1,000 or $100 per month if paid by PAC (or $50 per month if paid by PAC and the Policy is an IRA). You must obtain prior approval before your total premiums paid can exceed $1,000,000. See
"Premium."

How does the ten day right to examine the Policy work?

You have ten days after you receive the Policy to decide if you would like to cancel the Policy. We will return the Policy Value (without interest and less the amount of any partial withdrawals). If the Policy is issued as an IRA and canceled within 7 days, we will return all premiums if the premiums are greater than the amount otherwise payable. See "Ten Day Right to Examine Policy."

What is the purpose of the Variable Account?

The Variable Account is a separate investment account that consists of 22 Sub-Accounts. Before the Policy Value is applied to a payment option, amounts in the Variable Account will vary according to the investment performance of the Portfolios of the Fund(s) in which your elected Sub-Accounts are invested. You may allocate your Net Premium among the Fixed Account and the 22 Sub-Accounts of the Variable Account. The assets of each Sub-Account are invested in the corresponding Portfolios of the Funds that are listed on the cover page of this Prospectus. See "The Variable Account" and "The Funds."

How does the Fixed Account work?

You may allocate all or part of Net Premium or make transfers from the Variable Account to the Fixed Account. The Fixed Account is not affected by the investment performance of the Variable Account. See "The Fixed Account."

When will I receive payments?

After the Policy Value is transferred to a payment option, we will pay proceeds in equal amounts monthly, quarterly or annually during the Annuitant's lifetime or for 10 years, whichever is longer, unless you have elected another payment option. See "Proceeds on Annuity Date."

What happens if the Owner dies?

If any Owner dies before the Policy Value is transferred to a payment option, we will pay the Beneficiary the Policy Value as of the date we receive proof of the Owner's death. See "Proceeds on Death of Any Owner."

What happens if the Last Surviving Annuitant dies?

If the Last Surviving Annuitant dies before the Policy Value is transferred to a payment option, we will pay the Beneficiary a Death Benefit.

   The following applies only to Policies issued after applicable regulatory approval is obtained.

    If we receive Due Proof of Death during the first five Policy Years, the Death Benefit is the greater of:

        1. the premiums paid, less any partial withdrawals, surrender charges, and incurred taxes; or
        2.  the Policy Value on the date we receive Due Proof of Death.

    If we receive Due Proof of Death after the first five Policy Years, the Death Benefit is the greatest of:

        1.  item "1" above;
        2.  item "2" above; or
        3. the Policy Value at the end of the most recent 5 Policy Year period occurring before the date we receive Due Proof Death. This value will be adjusted for any partial withdrawals, surrender charges, incurred taxes, and premiums paid. The 5 Policy Year periods are measured from the Policy Date (i.e., 5, 10, 15, 20, etc.).

    If on the date the Policy was issued, all Annuitants were attained age 80 or less, then after any Annuitant attains age 81, the Death Benefit is the greater of items "1" or "2" above. However, if on the date the Policy was issued, any Annuitant was attained age 81 or more, then the Death Benefit is the Policy Value.

    The following applies only to Policies issued from January 26, 1996 though such date as the above Death Benefit is approved.

    If we receive Due Proof of Death during the first seven Policy Years, the Death Benefit is the greater of:

        1. the premiums paid, less any partial withdrawals, surrender charges, and incurred taxes; or
        2.  the Policy Value on the date we receive Due Proof of Death.

    If we receive Due Proof of Death after the first seven Policy Years, the Death Benefit is the greatest of:

        1.  item "1" above;
        2.  item "2" above; or
        3. the Policy Value at the end of the most recent 7 Policy Year period occurring before the date we receive Due Proof of Death. This value will be adjusted for any partial withdrawals, surrender charges, incurred taxes, and premiums paid. The 7 Policy Year periods are measured from the Policy Date (i.e., 7, 14, 21, 28, etc.). No further step-ups in Death Benefit will occur after the age of 80.

  The following applies only to Policies issued prior to January 26, 1996.

    If we receive Due Proof of Death during the first five Policy Years, the Death Benefit is the greater of:

        1. the premiums paid, less any partial withdrawals, surrender charges, and incurred taxes; or
        2.  the Policy Value on the date we receive Due Proof of Death.

  If we receive Due Proof of Death after the first five Policy Years, the Death Benefit is the greatest of:

        1.  item "1" above;
        2.  item "2" above; or
        3. the Policy Value at the end of the most recent 5 Policy Year period occurring before the date we receive Due Proof of Death. This value will be adjusted for any partial withdrawals, surrender charges, incurred taxes, and premiums paid. The 5 Policy Year periods are measured from the Policy Date (i.e., 5, 10, 15, 20, etc.).

See "Proceeds on Death of Last Surviving Annuitant Before Annuity Date (The Death Benefit)."

Can I get money out of my Policy?

You may withdraw part or all of the Cash Surrender Value at any time before the earlier of the death of the Last Surviving Annuitant, the death of any Owner, or the date when the value in the Policy is transferred to a payment option, subject to certain limitations. See "The Fixed Account," "Partial Withdrawals" and "Proceeds on Surrender." A partial withdrawal or a surrender may incur federal income tax, including a federal penalty tax. See "FEDERAL TAX STATUS."

What charges will I pay?

Surrender Charge: A surrender charge may be deducted when a partial withdrawal or cash surrender is made.

The amount withdrawn is first taken from any investment earnings in the Variable Account and interest earned in the Fixed Account available at the time the request is made. Then, further amounts withdrawn will be taken from premiums starting with the oldest premium paid.

Withdrawal or surrender of the following will not incur a surrender charge:

   . 100% of investment earnings in the Variable Account
   . 100% of interest earned in the Fixed Account
   . 100% of premiums paid 7 years or more (5 years for Policies issued prior to
     January 26, 1996) from the date of withdrawal or surrender
   . 10% of total premiums withdrawn during a Policy Year and paid less than 7 years (5 years for Policies issued prior to January 26, 1996) from the date of withdrawal or surrender*
   . Amounts required to be withdrawn, only as they apply to the Policy and independent of all other qualified retirement assets, pursuant to the minimum required distribution rules under federal tax laws (see "Minimum Distribution Requirements")

* 10% is not cumulative and is first withdrawn from the oldest premium paid.

If a surrender charge does apply, the following percentages will be used to calculate the amount of the charge:

 For Policies issued prior to January 26, 1996:

  (For 5 years from the date of payment, each premium is subject to a 6% surrender charge.

  After the 5th year, no surrender charge will apply to such payment)      6%

 For Policies issued on or after January 26, 1996:

   Policy Years Since Premium Was Paid
   -----------------------------------

    Less than 1...................................................6%
    At least 1, but less than 2...................................6%
    At least 2, but less than 3...................................5%
    At least 3, but less than 4...................................5%
    At least 4, but less than 5...................................4%
    At least 5, but less than 6...................................3%
    At least 6, but less than 7...................................2%
    At least 7..................................................None

Any surrender charge will be deducted from the amount requested for withdrawal or surrender.

See "Surrender Charge."

Annual Administration Charge: We deduct an Annual Administration Charge of $30 for the prior Policy Year on each Policy Anniversary. We will also deduct this charge for the current Policy Year if the Policy is surrendered for its Cash Surrender Value, unless the surrender occurs on the Policy Anniversary. If the Policy Value on the Policy Anniversary is $75,000 or more, we will waive the Annual Administration Charge for the prior Policy Year. We will also waive the Annual Administration Charge if the Policy is a Tax-Sheltered Annuity. See "Annual Administration Charge."

Daily Administration Fee: We also deduct a daily administration fee each day at an annual rate of 0.15% from the assets of the Variable Account. See "Daily Administration Fee."

Transfer Processing Fee: The first 12 transfers during each Policy Year are free. We currently assess a $25 transfer fee for the 13th and each additional transfer in a Policy Year. See "Transfer Processing Fee."

Mortality and Expense Risk Charge: We deduct a mortality and expense risk charge each day from the assets of the Variable Account at an annual rate of 1.25%. See "Annualized Mortality and Expense Risk Charge."

Premium Taxes:  There are currently no premium taxes payable under New York law.

Investment Advisory Fees: Each Portfolio is responsible for all of its operating expenses. In addition, fees for investment advisory services and operating expenses are deducted and paid daily at an annual rate from each Portfolio as a percentage of the daily net assets of the Portfolios. See "Other Charges Including Investment Advisory Fees" and the attached Funds' prospectuses.

Are there any other Policy provisions?

For information concerning the Owner, Beneficiary, Written Notice, periodic reports, assignment, modification and other important Policy provisions, see "Other Policy Provisions."

How will the Policy be taxed?

The Policy's earnings are generally not taxed until you take them out. For federal tax purposes, if you take money out during the accumulation period, earnings come out first and are taxed as ordinary income. If you are younger than 59 1/2 when you take money out, you may also be charged a 10% federal penalty tax on the earnings. The annuity payments you receive during the income phase are considered partly a return of your original investment so that part of each payment is not taxable as income until the "investment in the contract" has been fully recovered. Different tax consequences may apply for a Policy used in connection with a qualified retirement plan.

Death benefits are taxable and generally are included in the income of the recipient as follows: if received under a payment option, death benefits are taxed in the same manner as annuity payouts; if not received under a payment option (for instance, if paid out in a lump sum), death benefits are taxed in the same manner as a partial or complete surrender.

For a brief discussion of our current understanding of the federal tax laws concerning us and the Policy, see "FEDERAL TAX STATUS."

Who should purchase the Policy?

We have designed this Policy for people seeking long-term tax-deferred accumulation of assets, generally for retirement. This includes persons who have maximized their use of other retirement savings methods, such as 401(k) plans and individual retirement accounts. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Policy if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in. If you are purchasing the Policy through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the Policy (including annuity income benefits) before purchasing the Policy, since the tax-favored arrangement itself provides tax-sheltered growth.

Does Canada Life offer other policies?

We offer other variable annuity policies which also invest in the same Portfolios of the Funds. These policies may have different charges that could affect the value of the Sub-Accounts and may offer different benefits more suitable for your needs. For more information about these policies, please contact us at the phone number or address on page 1.

What if I have questions?

We will be happy to answer your questions about the Policy or our procedures. Call or write to us at the phone number or address on page 1. All inquiries should include the Policy number and the names of the Owner and the Annuitant.

If you have questions concerning your investment strategies, please contact your registered representative.

                               TABLE OF EXPENSES

This table is intended to assist you in understanding the various costs and expenses that you will bear directly or indirectly. It reflects expenses of the Variable Account as well as the Funds.

Expense Data

The following information regarding expenses assumes that the entire Policy Value is in the Variable Account.


  Policyowner Transaction Expenses
  --------------------------------
  Sales load on purchase payments....................................................................None

  Maximum surrender charge as a percentage of amount surrendered
    (10% of total premiums withdrawn during a Policy Year and paid less than 7 years
    (5 years for Policies issued prior to January 26, 1996) from the date of withdrawal or surrender and 100% of earnings are free of any sales load.
    See "Charges Against the Policy, Variable Account, and Funds.")..................................6.00%

  Transfer fee
    Current Policy - First 12 transfers each Policy Year............................................ No fee
    Each transfer thereafter ............................................................ $25 per transfer
    Transfer fee when using the Intouch /(R)/ Voice Response System................................. No fee

  Annual Administration Charge
  ----------------------------
    Per Policy per Policy Year........................................................................$30
    (waived for the prior Policy Year if the Policy Value is $75,000 or more on the
    Policy Anniversary or if the Policy is a Tax-Sheltered Annuity)

  Variable Account Annual Expenses
  --------------------------------
  (as a percentage of average account value)
  Mortality and expense risk charges.................................................................1.25%
  Annual rate of daily administration fee*...........................................................0.15%
  Total Variable Account annual expenses.............................................................1.40%

  * The daily administration fee is imposed only under Policies issued on or after January 26, 1996.

  Funds' Annual Expenses for the Year Ended December 31, 1999
  ------------------------------------------------------------
  (after Expense Reimbursement, as indicated, and as a percentage of average net assets)

                                                                        Other Expenses          Total
                                                   Management           (After Expense         Annual
                   Portfolio                          Fees             Reimbursement)*        Expenses
                   --------                           ----             --------------         --------
Alger American Growth                                0.75%               0.04%                  0.79%

Alger American Leveraged AllCap                      0.85%               0.08%                  0.93%

Alger American MidCap Growth                         0.80%               0.05%                  0.85%

Alger American Small Capitalization                  0.85%               0.05%                  0.90%

Berger/BIAM IPT International/1/                     0.90%               0.30%                  1.20%

Berger IPT-Small Company Growth/1/                   0.00%               1.15%                  1.15%

Dreyfus VIF-Appreciation                             0.75%               0.03%                  0.78%

Dreyfus VIF-Growth and Income                        0.75%               0.04%                  0.79%

Dreyfus Socially Responsible                         0.75%               0.04%                  0.79%

Fidelity VIP Growth/2/                               0.58%               0.08%                  0.66%

Fidelity VIP High Income                             0.58%               0.11%                  0.69%

                                                                        Other Expenses          Total
                                                   Management           (After Expense         Annual
                   Portfolio                          Fees             Reimbursement)*        Expenses
                   --------                           ----             --------------         --------

Fidelity VIP Money Market                            0.18%               0.09%                  0.27%
Fidelity VIP Overseas/2/                             0.73%               0.18%                  0.91%
Fidelity VIP II Asset Manager/2/                     0.53%               0.10%                  0.63%
Fidelity VIP II Contrafund/(R)3/                     0.58%               0.09%                  0.67%
Fidelity VIP II Index 500/2/                         0.24%               0.04%                  0.28%

Fidelity VIP II Investment Grade Bond                0.43%               0.11%                  0.54%
Fidelity VIP III Growth Opportunities/2/             0.58%               0.11%                  0.69%
Montgomery Variable Series: Emerging                 1.25%               0.37%                  1.62%
Markets

                                                                        Other Expenses          Total
                                                   Management           (After Expense         Annual
                   Portfolio                          Fees             Reimbursement)*        Expenses
                   --------                           ----             --------------         --------

Montgomery Variable Series: Growth/4/                0.52%               0.73%                  1.25%

Seligman Communications and Information              0.75%               0.11%                  0.86%

Seligman Frontier/5/                                 0.75%               0.20%                  0.95%


 /1/ The Managers of the Berger/BIAM IPT-International Fund and Berger IPT-Small
     Company Growth Fund have agreed to waive their management fees and reimburse the Funds for additional expenses to the extent that the Funds' total annual expenses exceed 1.20% and 1.15%, respectively. Absent this waiver, the Management Fees, Other Expenses, and Total Annual Expenses would have been 0.90%, 1.55% and 2.45% for the Berger/BIAM IPT-International Fund and 0.85%, 0.64% and 1.49% for the Berger IPT- Small Company Growth Fund. This waiver may not be terminated or amended except by a vote of each of the Fund's Board of Trustees.


 /2/ A portion of the brokerage commissions that certain Fidelity Portfolios pay was used to reduce Fund expenses. In addition, certain Portfolios have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses. After these reductions, Total Expenses for the Fidelity VIP Growth, Fidelity VIP Overseas, Fidelity VIP II Asset Manager, Fidelity VIP II Contrafund/(R)/, and Fidelity VIP III Growth Opportunities Portfolios were 0.65%, 0.87%, 0.62%, 0.65%, and 0.68%


 /3/ The Fidelity VIP II's investment adviser agreed to reimburse a portion of the Fidelity VIP II Index 500 Portfolio's expenses during the period. Without this reimbursement, the Management Fee, Other Expenses, and Total Expenses for the Fidelity VIP II Index 500 Portfolio would have been 0.57%, 2.77%, and 3.34%, respectively.

 /4/ The manager of the Montgomery Variable Series: Growth Fund voluntarily reimbursed the Growth Fund for a portion of its management fee. The Management Fee, Other Expenses, and Total Annual Expenses, absent voluntary reimbursements for the Growth Fund, were 1.52%, 0.73% and 2.25%, respectively.

 /5/ J. & W. Seligman & Co., Incorporated voluntarily agreed to reimburse expenses of Seligman Frontier Portfolio, other than the management fee, which exceed 0.20%. Without reimbursement, Other Expenses and Total Annual Expenses would have been 0.21% and 0.96% respectively.

     There is no assurance that these waiver or reimbursement policies will be continued in the future. If any of these policies are discontinued, it will be reflected in an updated prospectus.

The data with respect to the Funds' annual expenses have been provided to us by the Funds and we have not independently verified such data.

For a more complete description of the various costs and expenses, see "Charges Against the Policy, Variable Account, And Funds" and the Funds' prospectuses. In addition to the expenses listed above, premium taxes may be applicable, although no premium tax is currently payable under New York law.

Examples

A Policyowner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

  1. If the Policy is surrendered at the end of the applicable time period:


                       Sub-Account                           1 Year   3 Years   5 Years   10 Years
                      ------------                           ------   -------   -------   --------
  Alger American Growth                                        77       115       157        259
  Alger American Leveraged AllCap                              78       120       164        273
  Alger American MidCap Growth                                 77       117       160        265
  Alger American Small Capitalization                          78       119       162        270
  Berger/BIAM IPT - International                              81       128       177        299
  Berger IPT-Small Company Growth                              80       126       175        295
  Dreyfus VIF-Appreciation                                     77       115       156        258
  Dreyfus VIF-Growth and Income                                77       115       157        259
  Dreyfus Socially Responsible                                 77       115       157        259
  Fidelity VIP Growth                                          76       111       150        245
  Fidelity VIP High Income                                     76       112       152        248
  Fidelity VIP Money Market                                    72       100       130        204
  Fidelity VIP Overseas                                        78       119       163        271
  Fidelity VIP II Asset Manager                                75       111       148        242
  Fidelity VIP II  Contrafund/(R)/                             76       112       150        246
  Fidelity VIP II Index 500                                    72       100       130        205
  Fidelity VIP II Investment Grade Bond                        74       108       144        233
  Fidelity VIP III Growth Opportunities                        76       112       152        248

                       Sub-Account                           1 Year   3 Years   5 Years   10 Years
                      ------------                           ------   -------   -------   --------

  Montgomery Variable Series: Emerging Markets                 85       140       198        339
  Montgomery Variable Series: Growth                           81       129       180        304
  Seligman Communications and Information                      78       117       160        266
  Seligman Frontier                                            78       120       165        275

  2. If the Policy is annuitized or not surrendered at the end of the applicable time period:

                       Sub-Account                           1 Year       3 Years     5 Years     10 Years
                      ------------                           ------       -------     -------     --------
  Alger American Growth                                        23           70          121          259
  Alger American Leveraged AllCap                              24           75          128          273
  Alger American MidCap Growth                                 23           72          124          265
  Alger American Small Capitalization                          24           74          126          270
  Berger/BIAM IPT - International                              27           83          141          299
  Berger IPT-Small Company Growth                              26           81          139          295
  Dreyfus VIF-Appreciation                                     23           70          120          258
  Dreyfus VIF-Growth and Income                                23           70          121          259
  Dreyfus Socially Responsible                                 23           70          121          259
  Fidelity VIP Growth                                          22           66          114          245
  Fidelity VIP High Income                                     22           67          116          248
  Fidelity VIP Money Market                                    18           55           94          204
  Fidelity VIP Overseas                                        24           74          127          271
  Fidelity VIP II Asset Manager                                21           66          112          242
  Fidelity VIP II Contrafund/(R)/                              22           67          114          246
  Fidelity VIP II Index 500                                    18           55           94          205
  Fidelity VIP II Investment Grade Bond                        20           63          108          233
  Fidelity VIP III Growth Opportunities                        22           67          116          248
  Montgomery Variable Series: Emerging Markets                 31           95          162          339
  Montgomery Variable Series: Growth                           27           84          144          304

                       Sub-Account                           1 Year       3 Years     5 Years     10 Years
                      ------------                           ------       -------     -------     --------
  Seligman Communications and Information                      24           72          124          266
  Seligman Frontier                                            24           75          129          275

These Examples are based, with respect to all of the Portfolios, on an estimated average account value of $48,958. The Examples assume that no transfer charge has been assessed. The Examples also reflect an Annual Administration Charge of 0.06% of assets, determined by dividing the total Annual Administration Charge collected by the total average net assets of the Sub-Accounts of the Variable Account. The Examples represent expenses incurred in connection with a 7 year surrender charge period. Policies issued with a 5 year maximum surrender charge period would be subject to lower expenses.

These Examples should not be considered a representation of past or future expenses, and actual expenses may be greater or lesser than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or lesser than the assumed amount.


                        CONDENSED FINANCIAL INFORMATION

We have included in Appendix A a financial history of the accumulation unit values for the Sub-Accounts.


                                  THE COMPANY


We are a stock life insurance company with assets as of December 31, 1999 of approximately $304 million (U.S. dollars). We were incorporated under New York law on June 7, 1971, and our Home

Office is located at 410 Saw Mill River Road, Ardsley, New York 10502. We are principally engaged in issuing and reinsuring annuity and life insurance policies in the state of New York.

We share our A.M. Best rating with our parent company, The Canada Life Assurance Company. From time to time, we will quote this rating and our ratings from Standard & Poor's Corporation, Duff & Phelps Inc., and/or Moody's Investors Service for claims paying ability. These ratings relate to our financial ability to meet our contractual obligations under our insurance policies. They do not take into account deductibles, surrender or cancellation penalties, or timeliness of claim payment. They also do not address the suitability of a Policy for a particular purchaser, or relate to our ability to meet non-policy obligations.

We are a wholly-owned subsidiary of The Canada Life Assurance Company, a Canadian life insurance company headquartered in Toronto, Ontario, Canada. The Canada Life Assurance Company commenced insurance operations in 1847 and has been actively operating in the United States since 1889. It is one of the largest life insurance companies in North America with consolidated assets as of December 31, 1999 of approximately $36.5 billion (U.S. dollars).

Obligations under the Policies are obligations of Canada Life Insurance Company of New York.

We are subject to regulation and supervision by the New York Department of Insurance, as well as the laws and regulations of all jurisdictions in which we are authorized to do business.

             THE VARIABLE ACCOUNT, THE FUNDS AND THE FIXED ACCOUNT

The Variable Account

We established the Canada Life of New York Variable Annuity Account 1 (the Variable Account) as a separate investment account on September 23, 1989, under New York law. Although we own the assets in the Variable Account, these assets are held separately from our other assets and are not part of our general account. The income, gains or losses, whether or not realized, from the assets of the Variable Account are credited to or charged against the Variable Account in accordance with the Policies without regard to our other income, gains or losses.

The portion of the assets of the Variable Account equal to the reserves and other contract liabilities of the Variable Account will not be charged with liabilities that arise from any other business that we conduct. We have the right to transfer to our general account any assets of the Variable Account which are in excess of such reserves and other liabilities.

The Variable Account is registered with the Securities and Exchange Commission (the SEC) as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act) and meets the definition of a "separate account" under the federal securities laws. However, the SEC does not supervise the management, investment policies or practices of the Variable Account.

The Variable Account currently is divided into 22 Sub-Accounts. Each Sub-Account invests its assets in shares of the corresponding Portfolio of the Funds described below.

The Funds

The Variable Account invests in shares of:

     The Alger American Fund (Alger American)
     Berger Institutional Products Trust (Berger Trust)
     The Dreyfus Socially Responsible Growth Fund, Inc. (Dreyfus Socially Responsible)
     Dreyfus Variable Investment Fund (Dreyfus VIF)

     Fidelity Variable Insurance Products Fund (Fidelity VIP)
     Fidelity Variable Insurance Products Fund II (Fidelity VIP II) Fidelity Variable Insurance Products Fund III (Fidelity VIP III) The Montgomery Funds III (Montgomery)
     Seligman Portfolios, Inc. (Seligman)

Shares of a Portfolio of the above listed Funds are purchased and redeemed for a corresponding Sub-Account at their net asset value. Any amounts of income, dividends and gains distributed from the shares of a Portfolio are reinvested in additional shares of that Portfolio at their net asset value. The Funds' prospectuses defines the net asset value of Portfolio shares.

The Funds are management investment companies with one or more investment Portfolios. Each Fund is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the company or the Portfolios by the SEC.

The Funds may, in the future, create additional portfolios that may or may not be available as investment options under the Policies. Each Portfolio has its own investment objectives and the income and losses for each Portfolio are determined separately for that Portfolio.

The investment objectives and policies of certain Portfolios of the Funds are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios of the Funds, however, may differ from the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios of the Funds will be comparable to the investment results of any other portfolio, even if the other portfolios have the same investment adviser or manager.

We may receive significant compensation from the investment adviser of a Portfolio (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the Portfolios and their availability through the Policies. The amount of this compensation is based upon a percentage of the assets of the Portfolio attributable to the Policies and other contracts issued by us. These percentages differ, and some advisers (or affiliates) may pay us more than others.

The following is a brief description of the investment objectives of each of the Funds' Portfolios. There is no assurance that the investment objective of any Portfolio will be achieved. Please see the attached prospectuses for the Funds for more detailed information, including a description of risks and expenses.

The Alger American Fund

The Alger American Fund (Alger American) is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies; its shares also may be offered to qualified pension and retirement plans. Each of its Portfolios has distinct investment objectives and policies. Further information regarding the investment practices of each of the Portfolios is set forth below.

Alger American Growth Portfolio

The Alger American Growth Portfolio seeks long-term capital appreciation by focusing on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests primarily in the equity securities of large companies. The Portfolio considers a large company to have a market capitalization of $1 billion or greater.

Alger American Leveraged AllCap Portfolio

The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation. Under normal circumstances, the Portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The Portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the Portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

Alger American MidCap Growth Portfolio

The investment objective of the Portfolio is long-term capital appreciation. It focuses on midsize companies with promising growth potential. Under normal circumstances, the Portfolio invest primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.

Alger American Small Capitalization Portfolio

The investment objective of the Alger American Small Capitalization Portfolio is long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the Portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

Berger Institutional Products Trust

The Berger Institutional Products Trust (Berger Trust) is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies; and its shares may also be offered to qualified pension and retirement plans. The Berger Trust is an open-end investment company and each of its Portfolios has distinct investment objectives and policies. Further information regarding the investment practices of the Portfolios available under this Policy is set forth below.

Berger/BIAM IPT-International Fund

The Portfolio is advised by BBOI Worldwide LLC, a joint venture between Berger LLC and Bank of Ireland Asset Management (U.S.) Limited), which has delegated daily management of the Portfolio to Bank of Ireland Asset Management (U.S.) Limited (BIAM). The investment objective of the Berger/BIAM IPT-International Fund is long-term capital appreciation. The Portfolio seeks to achieve this objective by investing primarily in common stocks of well established companies located outside the United States. The Portfolio intends to diversify its holdings among several countries and to have, under normal market conditions, at least 65% of the Portfolio's total assets invested in the securities of companies located in at least five countries, not including the United
States.

Berger LLC and BIAM have entered into an agreement to dissolve BBOI Worldwide LLC. The dissolution of BBOI Worldwide LLC will have no effect on the investment advisory services provided to the Fund. Contingent upon shareholder approval, when BBOI Worldwide LLC is dissolved, Berger LLC will become the Fund's advisor and BIAM will continue to be responsible for day-to-day management of the Fund's portfolio as sub-advisor. If approved by shareholders, these advisory changes are expected to take place in the first half of this year.

Berger IPT-Small Company Growth Fund

The Portfolio is advised by Berger LLC. The investment objective of the Berger IPT-Small Company Growth Fund is capital appreciation. The Portfolio seeks to achieve this objective by investing primarily in common stocks of small companies and other securities with equity features. Under normal circumstances, the Portfolio invests at least 65% of its assets in equity securities of companies whose market capitalizations, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000. This average is updated monthly. The balance of the Portfolio may be invested in larger companies, government securities or other short-term investments.

The Dreyfus Socially Responsible Growth Fund, Inc.

The Dreyfus Socially Responsible Growth Fund, Inc. (Dreyfus Socially Responsible) seeks to provide capital growth with current income as a secondary goal. To pursue these goals, the fund invests primarily in common stock of companies that, in the opinion of the Fund's management, meet traditional investment standards, and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

Dreyfus Variable Investment Fund

Dreyfus Variable Investment Fund is an open-end, management investment company, that is intended to be a funding vehicle for variable annuity and variable life insurance contracts. Two of the Fund's Portfolios are available under this Policy, the Dreyfus-Growth and Income Portfolio and Dreyfus VIF-Appreciation Portfolio.

Dreyfus VIF-Appreciation Portfolio

The Portfolio seeks long-term capital growth consistent with the preservation of capital; current income is a secondary goal. To pursue these goals, the Portfolio invests in common stocks focusing on "blue chip" companies with total market values of more than $5 billion at the time of purchase. These established companies have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth.


Dreyfus VIF-Growth and Income Portfolio

The Growth and Income Portfolio seeks long-term capital growth, current income and growth of income, consistent with reasonable investment risk. To pursue this goal, it invests in stocks, bonds and money market instruments of domestic and foreign issuers. The Portfolio's stock investments may include common stocks, preferred stocks and convertible securities.

Fidelity Variable Insurance Products Fund

The Fidelity Variable Insurance Products Fund (Fidelity VIP) acts as one of the funding vehicles for the Policy with three Portfolios available under the
Policy: Fidelity VIP Growth; Fidelity VIP High Income; and Fidelity VIP Overseas. Fidelity VIP is managed by Fidelity Management & Research Company (Investment Manager).

Fidelity VIP Growth Portfolio

The Fidelity VIP Growth Portfolio seeks to achieve capital appreciation. The Portfolio invests primarily in common stocks.

Fidelity VIP High Income Portfolio

The Fidelity VIP High Income Portfolio seeks to obtain a high level of current income by investing at least 65% of total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities, while also considering growth of capital. Please refer to the accompanying Fidelity VIP prospectus for a description and explanation of the unique risks associated with investing in high risk, high yielding, lower rated fixed income securities.


Fidelity VIP Money Market Portfolio*

Fidelity VIP Money Market Portfolio seeks to obtain a high level of current income as is consistent with the preservation of capital and liquidity.

* Available subject to regulatory approval. Please check with your registered representative or our Home Office for availability.

Fidelity VIP Overseas Portfolio

The Fidelity VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own Portfolios by participating in companies and economies outside of the United States.

Fidelity Variable Insurance Products Fund II

The Fidelity Variable Insurance Products Fund II (Fidelity VIP II) acts as one of the funding vehicles for the Policy with the VIP II Asset Manager, VIP II Contrafund(R), and VIP II Index 500 Portfolios available under the Policy. Fidelity VIP II is managed by Fidelity Management & Research Company (Investment Manager).

Fidelity VIP II Asset Manager Portfolio

The Fidelity VIP II Asset Manager Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term money market instruments.

Fidelity VIP II  Contrafund(R) Portfolio

The Fidelity VIP II Contrafund(R) Portfolio seeks capital appreciation by investing in securities of companies whose value the Investment Manager believes is not fully recognized by the public.

Fidelity VIP II Index 500 Portfolio

The Fidelity VIP II Index 500 Portfolio seeks a total return which corresponds to that of the Standard & Poor's Composite Index of 500 Stocks.

Fidelity VIP II Investment Grade Bond Portfolio*

The Fidelity VIP II Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital.

* Available subject to regulatory approval. Please check with your registered representative or our Home Office for availability.

Fidelity Variable Insurance Products Fund III

The Fidelity Variable Insurance Products Fund III (Fidelity VIP III) acts as one of the funding vehicles for the Policy with the VIP III Growth Opportunities Portfolio available under the Policy. Fidelity VIP III is managed by Fidelity Management & Research Company (Investment Manager).

Fidelity VIP III Growth Opportunities Portfolio

The Fidelity VIP III Growth Opportunities Portfolio seeks capital growth by investing primarily in common stocks.

The Montgomery Funds III

Shares of Montgomery Variable Series: Emerging Markets Fund and Montgomery Variable Series: Growth Fund, Portfolios of The Montgomery Funds III (Montgomery), an open-end investment company, are available under this Policy.

Montgomery Variable Series: Emerging Markets Fund

The investment objective of this Portfolio is capital appreciation, which under normal conditions it seeks by investing at least 65% of its total assets in equity securities of companies in countries having emerging markets. For these purposes, the Portfolio defines an emerging market country as having an economy that is or would be considered by the World Bank or the United Nations to be emerging or developing.

Montgomery Variable Series: Growth Fund

The investment objective of this Portfolio is capital appreciation, which under normal conditions it seeks by investing at least 65% of its total assets in the equity securities, usually common stock of domestic companies of all sizes and emphasizes companies having market capitalizations of $1 billion or more.

Seligman Portfolios, Inc.

Seligman Portfolios, Inc. (Seligman) currently has fifteen Portfolios, two of which are available under the Policy: Communications and Information; and Frontier. Seligman is a diversified open-end investment company incorporated in Maryland which uses the investment advisory services of J. & W. Seligman & Co. Incorporated, a Delaware corporation.

Seligman Communications and Information Portfolio

The investment objective of this Portfolio is to produce capital gain. Income is not an objective. The Portfolio seeks to achieve its objective by investing primarily in securities of companies operating in the communications, information and related industries.

Seligman Frontier Portfolio

The investment objective of this Portfolio is to produce growth in capital value; income may be considered but will be only incidental to the Portfolio's investment objective. The Portfolio invests primarily in equity securities of smaller companies selected for their growth prospects.

A full description of the Funds, their investment objectives, their policies and restrictions, their expenses and other aspects of their operation, as well as a description of the risks related to investment in the Funds, is contained in the attached prospectuses for the Funds. The prospectuses for the Funds should be read carefully by a prospective purchaser along with this Prospectus before investing.

Reserved Rights


We reserve the right to add, delete, and substitute shares of another portfolio of the Funds or shares of another registered open-end investment company if, in our judgment, investment in shares of a current Portfolio(s) is no longer appropriate. We may also add, delete, or substitute shares of another portfolio of the Funds or shares of another registered open-end investment company only for certain classes of Owners. New or substitute portfolios or funds may have different fees and expenses and may only be offered to certain classes of Owners. This decision will be based on a legitimate reason, such as a change in investment objective, a change in the tax laws, or the shares are no longer available for investment. We will first obtain SEC approval, if such approval is required by law.

When permitted by law, we also reserve the right to:

     .    create new separate accounts;
     . combine separate accounts, including the Canada Life of New York Variable Annuity Account 2;
     . remove, combine or add Sub-Accounts and make the new Sub-Accounts available to Policyowners at our discretion;
     . add new portfolios of the Funds or of other registered investment companies;
     . deregister the Variable Account under the 1940 Act if registration is no longer required;
     .    make any changes required by the 1940 Act; and
     . operate the Variable Account as a managed investment company under the 1940 Act or any other form permitted by law.

If a change is made, we will send you a revised prospectus and any notice required by law.

Change in Investment Objective

The investment objective of a Sub-Account may not be changed unless the change is approved, if required, by the New York Department of Insurance. A statement of such approval will be filed, if required, with the insurance department of the state in which the Policy is delivered.

The Fixed Account

You may allocate some or all of the Net Premium and/or make transfers from the Variable Account to the Fixed Account. The Fixed Account pays interest at a guaranteed rate declared subject to our sole discretion and without any formula (Guaranteed Interest Rate). The principal, after deductions, is also guaranteed.

Policyowners allocating Net Premium and/or Policy Value to the Fixed Account do not participate in the investment performance of assets of the Fixed Account. The Fixed Account value is calculated by:

     .    adding the Net Premium and/or Policy Value allocated to it;
     .    adding the Guaranteed Interest Rate credited on amounts in it; and
     . subtracting any charges imposed on amounts in it in accordance with the terms of the Policy

The following also applies to the Fixed Account:

     . The Fixed Account is part of our general account. We assume the risk of investment gain or loss on this amount. All assets in the general account are subject to our general liabilities from business operations. The Fixed Account is not affected by the investment performance of the Variable Account.

     . Interests issued by us in connection with the Fixed Account have not been registered under the Securities Act of 1933 (the 1933 Act). Also, neither the Fixed Account nor the general account has been registered as an investment company under the 1940 Act. So, neither the Fixed Account nor the general account is generally subject to regulation under either Act. However, certain disclosures may be subject to generally applicable provisions of the federal securities laws regarding the accuracy of statements made in a registration statement.

Guarantee Amount

The Guarantee Amount is the portion of the Policy Value allocated to the Fixed Account. The Guarantee Amount includes:

     .    Net Premium allocated to the Fixed Account;
     .    Policy Value transferred to the Fixed Account;
     .    interest credited to the Policy Value in the Fixed Account; and
     .    the deduction of charges assessed in connection with the Policy.

The Guarantee Amount is guaranteed to accumulate at a minimum effective annual interest rate of 3%.

Dollar Cost Averaging. For Policies issued prior to January 26, 1996, from time to time We may offer a special Fixed Account option, not to exceed one year, whereby You may elect to automatically transfer specified additional premium from this account to any Sub-Account(s) and/or the Fixed Account on a periodic basis, for a period not to exceed twelve months. This special Fixed Account option is subject to our administrative procedures and the restrictions disclosed in the "Transfer Privilege" section. A special interest rate may be offered for this Fixed Account option, which may differ from that offered for the Fixed Account. The available interest rate will always be an effective annual interest rate of at least 3%. This Fixed Account option is used solely in connection with the "dollar cost averaging" privilege (see "Dollar Cost Averaging Privilege").

                         DESCRIPTION OF ANNUITY POLICY

Ten Day Right to Examine Policy

You have ten days after you receive the Policy to decide if you would like to cancel the Policy.

If the Policy does not meet your needs, return it to our Home Office. Within seven days of receipt of the Policy, we will return the Policy Value. When the Policy is issued as an IRA and canceled within seven days, we will return all premiums if the premiums are greater than the amount otherwise payable.

Premium

Initial Premium

You must submit a complete application and check made payable to us for the initial premium. The following chart outlines the minimum initial premium accepted.


                                                                                          Minimum Initial
       Type of Policy                                                                    Premium Accepted*
Policy is an IRA..................................................................................$2,000
Policy is not an IRA..............................................................................$5,000

For Policies issued prior to January 26, 1996:
---------------------------------------------
Policy is IRA and PAC agreement** for additional premiums submitted...............................$50
Policy is not an IRA and PAC agreement for additional premiums submitted..........................$100

* We reserve the right to lower or raise the minimum initial premium.
** For more information on PAC agreements, see "Pre-Authorized Check Agreement
   Plan."

The application must meet our underwriting standards. The application must be properly completed and accompanied by all the information necessary to process it, including the initial premium. We will normally accept the application and apply the initial Net Premium within two Valuation Days of receipt at our Home Office. However, we may hold the premium for up to five Valuation Days while we attempt to complete the processing of an incomplete application. If this cannot be done within five Valuation Days, we will inform you of the reasons for the delay and immediately return the premium, unless you specifically consent to our keeping the premium until the application is made complete. We will then apply the initial Net Premium within two Valuation Days of when the application is correctly completed.

Additional Premium

For Policies issued on or after January 26, 1996, additional premium payments may not be made.

For Policies issued prior to January 26, 1996, you may make additional premium payments at any time during any Annuitant's lifetime and before the Annuity Date. Our prior approval is required before we will accept an additional premium which, together with the total of other premiums paid, would exceed $1,000,000. We will apply additional Net Premium as of receipt at our Home Office. We will give you a receipt for each additional premium payment.

The following chart outlines the minimum additional premium accepted.

                                                                                             Minimum Additional
       Type of Policy                                                                        Premium Accepted*
Policy is an IRA.....................................................................................$1,000
Policy is not an IRA.................................................................................$1,000
Policy is IRA and PAC agreement** for additional premiums submitted..................................$50
Policy is not an IRA and PAC agreement for additional premiums submitted.............................$100

*  We reserve the right to lower or raise the minimum additional premium.
** For more information on PAC agreements, see "Pre-Authorized Check Agreement
   Plan."

Pre-Authorized Check Agreement Plan

For Policies issued prior to January 26, 1996, you may choose to have monthly premiums automatically collected from your checking or savings account pursuant to a pre-authorized check agreement plan (PAC). This plan may be terminated by you or us after 30 days Written Notice, or at any time by us if a payment has not been paid by your bank. This option is not available on the 29th, 30th or 31st day of each month. There is no charge for this feature.

Electronic Data Transmission of Application Information

Subject to regulatory approval, we may accept electronic data transmission of application information accompanied by a wire transfer of the initial premium. Contact us to find out about availability.

Upon receipt of the electronic data and wire transmittal, we will process the information and allocate the premium payment according to your instructions. We will then send a Policy and verification letter to you to sign.

During the period from receipt of the initial premium until the signed verification letter is received, no financial transactions may be executed under the Policy, unless you request such transactions in writing and provide a signature guarantee.

Net Premium Allocation

You elect in your application how you want your initial Net Premium to be allocated among the Sub-Accounts and the Fixed Account. Any additional Net Premium (for Policies issued prior to January 26, 1996) will be allocated in the same manner unless, at the time of payment, we have received your Written
Notice to the contrary.

We cannot guarantee that a Sub-Account or shares of a Portfolio will always be available. If you request that all or part of a premium be allocated to a Sub-Account or underlying Portfolio that is not available, we will immediately return that portion of the premium to you, unless you specify otherwise.


Cash Surrender Value

The Cash Surrender Value is the Policy Value less any applicable surrender charge and Annual Administration Charge.

Policy Value

The Policy Value is the sum of the Variable Account value and the Fixed Account value.

Variable Account Value

To calculate the Variable Account value before the Annuity Date, multiply (a) by
(b), where:

   a)  is the number of Units credited to the Policy for each Sub-Account; and
   b)  is the current Unit Value of these Units.

Units

We credit Net Premium in the form of Units. The number of Units credited to the Policy for each Sub-Account is (a) divided by (b), where:

   a)  is the Net Premium allocated to that Sub-Account; and
   b) is the Unit Value for that Sub-Account (at the end of the Valuation Period during which we receive the premium).

We will credit Units for the single Net Premium on the Effective Date of the Policy. We will adjust the Units for any transfers in or out of a Sub-Account, including any transfer processing fee.

We will cancel the appropriate number of Units based on the Unit Value at the end of the Valuation Period in which any of the following occurs:

   .    the Annual Administration Charge is assessed;
   . the date we receive and file your Written Notice for a partial withdrawal or surrender;
   .    the date of a systematic withdrawal;
   .    the Annuity Date; or
   . the date we receive Due Proof of your death or the Last Surviving Annuitant's death.

Unit Value

The Unit Value for each Sub-Account's first Valuation Period is generally set at $10. After that, the Unit Value is determined by multiplying the Unit Value at the end of the immediately preceding Valuation Period by the Net Investment Factor for the current Valuation Period.

The Unit Value for a Valuation Period applies to each day in that period. The Unit Value may increase or decrease from one Valuation Period to the next.

Net Investment Factor

The Net Investment Factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. Each Sub-Account has a Net Investment Factor, which may be greater than or less than 1.

The Net Investment Factor for each Sub-Account for a Valuation Period equals 1 plus the rate of return earned by the Portfolio in which the Sub-Account you selected invests, adjusted for taxes charged or credited to the Sub-Account, the mortality and expense risk charge, and the daily administration fee.

To find the rate of return of each Portfolio in which the Sub-Accounts invest, divide (a) by (b) where:

  (a) is the net investment income and net gains, realized and unrealized, credited during the current Valuation Period; and
  (b) is the value of the net assets of the relevant Portfolio at the end of the preceding Valuation Period, adjusted for the net capital transactions and dividends declared during the current Valuation Period.

Transfers

Transfer Privilege

You may transfer all or a part of an amount in a Sub-Account(s) to another Sub-Account(s) or to the Fixed Account. You also can transfer an amount in the Fixed Account to a Sub-Account(s). Transfers are subject to the following restrictions:

  1.  the Company's minimum transfer amount, currently $250; and
  2. a transfer request that would reduce the amount in that Sub-Account or the Fixed Account below $500 will be treated as a transfer request for the entire amount in that Sub-Account or the Fixed Account.

We cannot guarantee that a Sub-Account or shares of a Portfolio will always be available. If you request an amount in a Sub-Account or the Fixed Account be transferred to a Sub-Account at a time when the Sub-Account or underlying Portfolio is unavailable, we will not process your transfer request. This request will not be counted as a transfer for purposes of determining the number of free transfers executed in a year. The Company reserves the right to change its minimum transfer amount requirements.

Excessive trading (including short-term "market timing" trading) may adversely affect the performance of the Sub-Accounts. If a pattern of excessive trading by a Policyowner or the Policyowner's agent develops, we reserve the right not to process the transfer request. If your request is not processed, it will not be counted as a transfer for purposes of determining the number of free transfers executed.

Telephone Transfer Privilege

We can process your transfer request by phone if you have completed our administrative form. The authorization will remain effective until we receive your written revocation or we discontinue this privilege.

We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If we do not employ such reasonable procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. These procedures may include recording telephone calls and obtaining personal security codes and contract number before effecting any transfers.

We can not accept or process transfer requests left on our voice mail system, although transfers through our Intouch(R) Voice Response System are acceptable.

Intouch(R) Voice Response System

The Intouch Voice Response System is our interactive voice response system which you can access through your touch tone telephone. Use of this service allows you to:

     .   obtain current Sub-Account balances;
     .   obtain current Policy and Unit Values;
     .   obtain the current Fixed Account interest rate;

     .   change your Sub-Account allocation; and
     .   effect transfers between Sub-Accounts or to the Fixed Account.

Your Policy number and Personal Identification Number, issued by us to ensure security, are required for any transfers and/or allocation changes.

When using the Intouch Voice Response System, you will not be assessed a transfer processing fee regardless of the number of transfers made per Policy Year.

Dollar Cost Averaging Privilege

You may choose to automatically transfer specified amounts from any Sub-Account or the Fixed Account (either one a disbursement account) to any other Sub-Account(s) or the Fixed Account on a periodic basis. Transfers are subject to our administrative procedures and the restrictions in "Transfer Privilege." This privilege is intended to allow you to utilize "Dollar Cost Averaging" (DCA), a long-term investment method which provides for regular, level investments over time. We make no representation or guarantee that DCA will result in a profit or protect against loss. You should first discuss this (as you would all other investment strategies) with your registered representative.

To initiate DCA, we must receive your Written Notice on our form. Once elected, transfers will be processed until one of the following occurs:

     . the entire value of the Sub-Account or the Fixed Account is completely depleted; or
     .   We receive your written revocation of such monthly transfers; or
     .   We discontinue this privilege.

We reserve the right to change our procedures or to discontinue the DCA privilege upon 30 days Written Notice to you.

This option is not available on the 29th, 30th or 31st day of each month. There is no charge for this feature.

Transfer Processing Fee

There is no limit to the number of transfers that you can make between Sub-Accounts or the Fixed Account. The first 12 transfers during each Policy Year are currently free, although we reserve the right to change this procedure. We currently assess a $25 transfer fee for the 13th and each additional transfer in a Policy Year. A transfer request (which includes Written Notices and telephone calls) is considered to be one transfer, regardless of the number of Sub-Accounts affected by the request. The processing fee will be deducted proportionately from the receiving Sub-Account(s) and/or the Fixed Account. The $25 transfer fee is waived when using the Intouch(R) Voice Response System, portfolio rebalancing, and dollar cost averaging.

Payment of Proceeds

Proceeds

Proceeds means the amount we will pay when the first of the following events occurs:

  .  the Annuity Date;
  .  the Policy is surrendered;
  .  We receive Due Proof of Death of any Owner;
  .  We receive Due Proof of Death of the Last Surviving Annuitant.

If death occurs prior to the Annuity Date, proceeds are paid in one of the following ways:

  .  lump sum;
  . within 5 years of the Owner's death, as required by federal tax laws (see "Proceeds on Death of Any Owner"); or
  .  by a mutually agreed upon payment option. See "Election of Options."

The Policy ends when we pay the proceeds.

For any annuity benefit with payments of five years or more, such annuity benefits at the time the Policy Value is applied under a payment option will not be less than those that would be provided by the application of an amount to purchase any single premium immediate annuity policy offered by us at the time to the same class of Annuitants. Such amount shall be the greater of the Cash Surrender Value or 95% of what the Cash Surrender Value would be if there was no surrender charge.

We will deduct any applicable premium tax from the proceeds, unless we deducted the tax from the premiums when paid.

The payment of proceeds will have federal income tax consequences.  See "FEDERAL
--------------------------------------------------------------------------------
TAX STATUS."
------------

Proceeds on Annuity Date

If Payment Option 1 is in effect on the Annuity Date, we will pay the Policy Value. See "Payment Options."

You may annuitize at any time, and may change the Annuity Date, subject to these limitations:


1. We must receive your Written Notice at our Home Office at least 30 days before the current Annuity Date;
2. The requested Annuity Date must be a date that is at least 30 days after we receive your Written Notice; and
3. The requested Annuity Date may be no later than the first day of the month after any Annuitant's 100th birthday (or earlier as required by law).

The proceeds paid will be the Policy Value if paid on the first day of the month after any Annuitant's 100th birthday (or earlier as required by law).

Proceeds on Surrender

If you surrender the Policy, we will pay the Cash Surrender Value. The Cash Surrender Value will be determined on the date we receive your Written Notice for surrender and your Policy at our Home Office.

You may elect to have the Cash Surrender Value paid in a single sum or under a payment option. See "Payment Options." The Policy ends when we pay the Cash Surrender Value. You may avoid a surrender charge by electing to apply the Policy Value under Payment Option 1. See "Proceeds on Annuity Date."

Surrender proceeds may be subject to federal income tax, including a penalty tax. See "FEDERAL TAX STATUS."

Proceeds on Death of Last Surviving Annuitant Before Annuity Date (The Death Benefit)

If the Last Surviving Annuitant dies before the Policy Value is transferred to a payment option, we will pay the Beneficiary a Death Benefit.

   The following applies only to Policies issued after applicable regulatory approval is obtained.

   If we receive Due Proof of Death during the first five Policy Years, the Death Benefit is the greater of:

         1. the premiums paid, less any partial withdrawals, surrender charges, and incurred taxes; or
         2.  the Policy Value on the date we receive Due Proof of Death.

   If we receive Due Proof of Death after the first five Policy Years, the Death Benefit is the greatest of:

         1.  item "1" above;
         2.  item "2" above; or
         3. the Policy Value at the end of the most recent 5 Policy Year period occurring before the date we receive Due Proof of Death. This value will be adjusted for any partial withdrawals, surrender charges, incurred taxes, and premiums paid. The 5 Policy Year periods are measured from the Policy Date (i.e., 5, 10, 15, 20, etc.).

   If on the date the Policy was issued, all Annuitants were attained age 80 or less, then after any Annuitant attains age 81, the Death Benefit is the greater of items "1" or "2" above. However, if on the date the Policy was issued, any Annuitant was attained age 81 or more, then the Death Benefit is the Policy Value.

   The following applies only to Policies issued from January 26, 1996 through such date as the above Death Benefit is approved.

   If we receive Due Proof of Death during the first seven Policy Years, the Death Benefit is the greater of:

         1. the premiums paid, less any partial withdrawals, surrender charges, and incurred taxes; or
         2.  the Policy Value on the date we receive Due Proof of Death.

   If we receive Due Proof of Death after the first seven Policy Years, the Death Benefit is the greatest of:

         1.  item "1" above;
         2.  item "2" above; or
         3. the Policy Value at the end of the most recent 7 Policy Year period occurring before the date we receive Due Proof of Death. This value will be adjusted for any partial withdrawals, surrender charges, incurred taxes, and premiums paid. The 7 Policy Year periods are measured from the Policy Date (i.e., 7, 14, 21, 28, etc.). No further step-ups in Death Benefit will occur after the age of 80.

   The following applies only to Policies issued prior to January 26, 1996.

   If we receive Due Proof of Death during the first five Policy Years, the Death Benefit is the greater of:

         1. the premiums paid, less any partial withdrawals, surrender charges, and incurred taxes; or

         2.  the Policy Value on the date we receive Due Proof of Death.

   If we receive Due Proof of Death after the first five Policy Years, the Death Benefit is the greatest of:

         1.  item "1" above;
         2.  item "2" above; or
         3. the Policy Value at the end of the most recent 5 Policy Year period occurring before the date we receive Due Proof of Death. This value will be adjusted for any partial withdrawals, surrender charges, incurred taxes, and premiums paid. The 5 Policy Year periods are measured from the Policy Date (i.e., 5, 10, 15, 20, etc.).

The Death Benefit may be taxable.  See "FEDERAL TAX STATUS."
------------------------------------------------------------

Proceeds on Death of Any Owner

If any Policyowner dies before the Annuity Date, the following rules apply:

   . If you (the deceased Policyowner) were not the Last Surviving Annuitant and we receive Due Proof of your death before the Annuity Date, we will pay the Beneficiary the Policy Value as of the date we receive Due Proof of your death.

   . If you were the Last Surviving Annuitant and we receive Due Proof of your death before the Annuity Date, we will pay the Beneficiary the Death Benefit described in "Proceeds on the Death of Last Surviving Annuitant Before Annuity Date."

   . As required by federal tax law, regardless of whether you were the Annuitant, the entire interest in the Policy will be distributed to the
       Beneficiary:

       a)   within five years of your death; or
       b) over the life of the Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, with payments beginning within one year of your death.

However, if your spouse is the Beneficiary the Policy may be continued. If this occurs and you were the only Annuitant, your spouse will become the Annuitant.

If any Policyowner dies on or after the Annuity Date but before all proceeds payable under the Policy have been distributed, we will continue payments to the designated payee under the payment option in effect on the date of the deceased Policyowner's death.

If any Policyowner is not an individual, the death or change of any Annuitant will be treated as the death of a Policyowner, and we will pay the Beneficiary the Cash Surrender Value.

This will be construed in a manner consistent with Section 72(s) of the Internal Revenue Code of 1986, as amended. If anything in the Policy conflicts with the foregoing, this Prospectus will control.

Partial Withdrawals

You may withdraw part of the Cash Surrender Value, subject to the following:

   1.  the Company's minimum partial withdrawal is currently $250;
   2. the maximum partial withdrawal is the amount that would leave a Cash Surrender Value of $2,000; and
   3. a partial withdrawal request which would reduce the amount in a Sub-Account or the Fixed Account below $500 will be treated as a request for a full withdrawal of the amount in that Sub-Account or the Fixed Account.

On the date we receive at our Home Office your Written Notice for a partial withdrawal, we will withdraw the partial withdrawal from the Policy Value. We will then deduct any applicable surrender charge from the amount requested for withdrawal. The Company reserves the right to change its minimum partial withdrawal amount requirements.

You may specify the amount to be withdrawn from certain Sub-Accounts or the Fixed Account. If you do not provide this information to us, we will withdraw proportionately from the Sub-Accounts and/or the Fixed Account in which you are invested. If you do provide this information to us, but the amount in the designated Sub-Accounts and/or the Fixed Account is inadequate to comply with your withdrawal request, we will first withdraw from the specified Sub-Accounts and/or the Fixed Account. The remaining balance will be withdrawn proportionately from the other Sub-Accounts in which you are invested.

Any partial or systematic withdrawal may be included in the Policyowner's gross income in the year in which the withdrawal occurs, and may be subject to federal income tax (including a penalty tax equal to 10% of the amount treated as taxable income). The Code restricts certain distributions under Tax-Sheltered Annuity Plans and other qualified plans. See "FEDERAL TAX STATUS."

Systematic Withdrawal Privilege

You may elect to use the Systematic Withdrawal Privilege (SWP) to withdraw a fixed-level amount from the Sub-Account(s) and/or the Fixed Account on a monthly, quarterly, semi-annual or annual basis, beginning 30 days after the Effective Date, if:

   .    We receive your Written Notice on our administrative form;
   . the Policy meets a minimum premium, currently $25,000 (if surrender charges apply); and
   . the Policy complies with the "Partial Withdrawals" provision (if surrender charges apply).

If surrender charges are applicable, you may withdraw without incurring a surrender charge the following:

   . 100% of investment earnings in the Variable Account, available at the time the SWP is executed/processed
   . 100% of interest earned in the Fixed Account, available at the time the SWP is executed/processed
   . 100% of premiums paid 7 years or more (5 years for Policies issued prior to January 26, 1996) from the date the SWP is executed/processed
   . 10% of total premiums withdrawn during a Policy Year and paid less than 7 years (5 years for Policies issued prior to January 26, 1996) from the date the SWP is executed/processed*
   . Amounts required to be withdrawn, only as they apply to the Policy and independent of all other qualified retirement assets, pursuant to the minimum required distribution rules under federal tax laws (see "Minimum Distribution Requirements")

* 10% is not cumulative and is first withdrawn from the oldest premium paid.

If surrender charges are not applicable, the entire Policy is available for systematic withdrawal. Once an amount has been selected for withdrawal, it will remain fixed until the earlier of the next Policy Anniversary or termination of the privilege. A written request to change the withdrawal amount for the following Policy Year must be received no later than 7 days prior to the Policy Anniversary date. The Systematic Withdrawal Privilege will end at the earliest of the date:

   . when the Sub-Account(s) and/or the Fixed Account you specified for those withdrawals have no remaining amount to withdraw;
   .    the Cash Surrender Value is reduced to $2,000*;
   . You choose to pay premiums by the pre-authorized check agreement plan (for Policies issued prior to January 26, 1996);
   .    We receive your Written Notice to end this privilege; or
   . We choose to discontinue this privilege upon 30 days Written Notice to you.

References to partial withdrawals in other provisions of this Prospectus include systematic withdrawals. If applicable, a charge for premium taxes may be deducted from each systematic withdrawal payment. This option is not available on the 29th, 30th or 31st day of each month. The Company reserves the right to change its minimum systematic withdrawal amount requirements or terminate this privilege. There is no charge for this feature.

In certain circumstances, amounts withdrawn pursuant to a systematic withdrawal option may be included in a Policyowner's gross income and may be subject to penalty taxes.

* If the Cash Surrender Value is reduced to $2,000, your Policy may terminate. See "Termination."

Portfolio Rebalancing

Portfolio rebalancing (Rebalancing) is an investment strategy in which your Policy Value, in the Sub-Accounts only, is reallocated back to its original portfolio allocation. Rebalancing is performed regardless of changes in individual portfolio values from the time of the last rebalancing. It is executed on a quarterly, semi-annual or annual basis. We make no representation or guarantee that rebalancing will result in a profit, protect you against loss or ensure that you meet your financial goals.

To initiate Rebalancing, we must receive your Written Notice on our form. Participation in Rebalancing is voluntary and can be modified or discontinued at any time by you in writing on our form. Portfolio Rebalancing is not available for the Fixed Account.

Once elected, we will continue to perform Rebalancing until we are instructed otherwise. We reserve the right to change our procedures or discontinue offering Rebalancing upon 30 days Written Notice to you. This option is not available on the 29th, 30th or 31st day of each month. There is no charge for this feature.

Postponement of Payment

We will usually pay any proceeds payable, amounts partially withdrawn, or the Cash Surrender Value within seven calendar days after:

  1. we receive your Written Notice for a partial withdrawal or a cash surrender;
  2. the date chosen for any systematic withdrawal; or
  3. we receive Due Proof of  Death of the Owner or the Last Surviving
     Annuitant.

However, we can postpone the payment of proceeds, amounts withdrawn, the Cash Surrender Value, or the transfer of amounts between Sub-Accounts if:

  1. the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC;
  2. the SEC permits by an order the postponement for the protection of Policyowners; or
  3. the SEC determines that an emergency exists that would make the disposal of securities held in the Variable Account or the determination of the value of the Variable Account's net assets not reasonably practicable.

If the Cash Surrender Value payable at a surrender, partial withdrawal or in a lump sum on the Annuity Date is not mailed or delivered within ten working days after we receive the documentation necessary to complete the transaction, we will add interest from the date we receive the necessary documentation, unless the amount of such interest is less than $25. The rate of interest we will apply is the rate we pay for dividends on deposit in our whole life insurance portfolio. We guarantee that the interest rate will never be less than 2.5%.

We have the right to defer payment of any partial withdrawal, cash surrender, or transfer from the Fixed Account for up to six months from the date we receive your Written Notice for a withdrawal, surrender or transfer.

Charges Against the Policy, Variable Account, and Funds

Surrender Charge

A surrender charge may be deducted when a partial withdrawal or cash surrender is made in order to at least partially reimburse us for certain expenses relating to the sale of the Policy. These expenses include commissions to registered representatives and other promotional expenses (which are not expected to exceed 6% of premium payments under the Policies). A surrender charge may also be applied to the proceeds paid on the Annuity Date, unless Payment Option 1 is chosen.

The amount withdrawn is first taken from any investment earnings in the Variable Account and interest earned in the Fixed Account available at the time the request is made. Then, further amounts withdrawn will be taken from premiums starting with the oldest premium paid.

Withdrawal or surrender of the following will not incur a surrender charge:

   .   100% of investment earnings in the Variable Account
   .   100% of interest earned in the Fixed Account
   . 100% of premiums paid 7 years or more (5 years for Policies issued prior to January 26, 1996) from the date of withdrawal or surrender
   . 10% of total premiums withdrawn during a Policy Year and paid less than 7 years (5 years for Policies issued prior to January 26, 1996) from the date of withdrawal or surrender*
   . Amounts required to be withdrawn, only as they apply to the Policy and independent of all other qualified retirement assets, pursuant to the minimum required distribution rules under federal tax laws (see "Minimum Distribution Requirements")

* 10% is not cumulative and is first withdrawn from the oldest premium paid.

If a surrender charge does apply, the following percentages will be used to calculate the amount of the charge:

 For Policies issued prior to January 26, 1996:
  (For 5 years from the date of payment, each premium is subject to a 6% surrender charge.


  After the 5th year, no surrender charge will apply to such payment)..........
  ........................... 6%

 For Policies issued on or after January 26, 1996:
  Policy Years Since Premium Was Paid
  -----------------------------------
  Less than 1....................................................6%
  At least 1, but less than 2 ...................................6%
  At least 2, but less than 3 ...................................5%
  At least 3, but less than 4 ...................................5%
  At least 4, but less than 5 ...................................4%
  At least 5, but less than 6 ...................................3%
  At least 6, but less than 7 ...................................2%
  At least 7...................................................None

Any surrender charge will be deducted from the amount requested for withdrawal or surrender.

Annual Administration Charge

To cover the costs of providing certain administrative services such as maintaining Policy records, communicating with Policyowners, and processing transactions, we deduct an Annual Administration Charge of $30 for the prior Policy Year on each Policy Anniversary. We will also deduct this charge if the Policy is surrendered for its Cash Surrender Value, unless the Policy is surrendered on a Policy Anniversary.

If the Policy Value on the Policy Anniversary is $75,000 or more, we will waive the Annual Administration Charge for the prior Policy Year. We will also waive the Annual Administration Charge if the Policy is a Tax-Sheltered Annuity.

The charge will be assessed proportionately from any Sub-Accounts and/or the Fixed Account in which you are invested. If the charge is obtained from a Sub-Account(s), we will cancel the appropriate number of Units credited to this Policy based on the Unit Value at the end of the Valuation Period when the charge is assessed.

Daily Administration Fee

At each Valuation Period, we deduct a daily administration fee at an annual rate of 0.15% from the assets of each Sub-Account of the Variable Account. This daily administration fee relates to other administrative costs under the Policies. The daily administration fee is imposed only under Policies issued on or after January 26, 1996.

Transfer Processing Fee

There is no limit to the number of transfers that you can make between Sub-Accounts or the Fixed Account. The first 12 transfers during each Policy Year are currently free, although we reserve the right to change this procedure. We currently assess a $25 transfer fee for the 13th and each additional transfer in a Policy Year. A transfer request (which includes Written Notices and telephone calls) is considered to be one transfer, regardless of the number of Sub-Accounts affected by the request. The processing fee will be deducted proportionately from the receiving Sub-Account(s) and/or the Fixed Account. The $25 transfer fee is waived when using the Intouch(R) Voice Response System, portfolio rebalancing, and dollar cost averaging. See "Transfers" for the rules concerning transfers.

Mortality and Expense Risk Charge

We assess an annual mortality and expense risk charge, deducted at each Valuation Period from the assets of the Variable Account. This charge:

   . is an annual rate of 1.25% of the average daily value of the net assets in the Variable Account;
   . is assessed during the accumulation period, but is not charged after the Annuity Date;
   . consists of approximately 0.75% to cover the mortality risk and approximately 0.50% to cover the expense risk; and
   .  is guaranteed not to increase for the duration of the Policy.

The mortality risk we assume arises from our obligation to make annuity payments (determined in accordance with the annuity tables and other provisions contained in the Policy) for the full life of all Annuitants regardless of how long each may live. This means:

   . Mortality risk is the risk that Annuitants may live for a longer period of time than we estimated when we established our guarantees in the Policy.
   . Each Annuitant is assured that neither his or her longevity, nor an improvement in life expectancy generally, will have any adverse effect on the annuity payments received under the Policy.
   .  The Annuitant will not outlive the funds accumulated for retirement.
   . We guarantee to pay a Death Benefit if the Last Surviving Annuitant dies before the Annuity Date (see "Proceeds on Death of Last Surviving Annuitant Before Annuity Date (The Death Benefit)").
   . No surrender charge is assessed against the payment of the Death Benefit, which also increases the mortality risk.

The expense risk we assume is the risk that the surrender charges, Annual Administration Charge, daily administration fee, and transfer fees may be insufficient to cover our actual future expenses.

If the mortality and expense charges are sufficient to cover such costs and risks, any excess will be profit to the Company and may be used for distribution expenses. However, if the amounts deducted prove to be insufficient, the loss will be borne by us.

Reduction or Elimination of Surrender Charges and Annual Administration Charges

The amount of surrender charges and/or the Annual Administration Charge may be reduced or eliminated when some or all of the Policies are to be sold to an individual or a group of individuals in such a manner that results in savings of sales and/or administrative expenses. In determining whether to reduce or eliminate such expenses, we will consider certain factors, including:

   1. the size and type of group to which the administrative services are to be provided and the sales are to be made. Generally, sales and administrative expenses for a larger group are smaller than for a smaller group because large numbers of sales may result in fewer sales contacts.
   2. the total amount of premiums. Per dollar sales expenses are likely to be less on larger premiums than on smaller ones.
   3. any prior or existing relationship with the Company. Policy sales expenses are likely to be less when there is a prior or existing relationship because there is a likelihood of more sales with fewer sales contacts.
   4. the level of commissions paid to selling broker/dealers. For example, certain broker/dealers may offer Policies in connection with financial planning programs on a fee for service basis. In view of the financial planning fees, such broker/dealers may elect to receive lower commissions for sales of the Policies, thereby reducing the Company's sales expenses.

If it is determined that there will be a reduction or elimination in sales expenses and/or administration expenses, the Company will provide a reduction in the surrender charge and/or the Annual Administration Charge. Such charges may also be eliminated when a Policy is issued to an officer, director, employee, registered representative or relative thereof of: the Company; The Canada Life Assurance Company; Canada Life Insurance Company of America; J. & W. Seligman & Co. Incorporated; any selling Broker/Dealer; or any of their affiliates. In no event will reduction or elimination of the surrender charge and/or Annual Administration Charge be permitted where such reduction or elimination will be discriminatory to any person.

In addition, if the Policy Value on the Policy Anniversary is $75,000 or more, we will waive the Annual Administration Charge for the prior Policy Year.

Taxes

No premium tax is currently payable under New York law. We reserve the right to deduct any premium taxes payable in respect of future premiums in the event New York law should change.

When any tax is deducted from the Policy Value, it will be deducted proportionately from the Sub-Accounts and/or the Fixed Account in which You are invested.

We reserve the right to charge or provide for any taxes levied by any governmental entity, including:

  1. taxes that are against or attributable to premiums, Policy Values or annuity payments; or
  2. taxes that we incur which are attributable to investment income, capital gains retained as part of our reserves under the Policies, or from the establishment or maintenance of the Variable Account.

Other Charges Including Investment Advisory Fees

Each Portfolio is responsible for all of its operating expenses. In addition, fees for investment advisory services and operating expenses are deducted and paid daily at an annual rate from each Portfolio as a percentage of the daily net assets of the Portfolios. The Prospectus and Statement of Additional Information for each Fund provides more information concerning the investment advisory fee, other charges assessed against the Portfolio(s) each Fund offers, and the investment advisory services provided to such Portfolio(s).

Payment Options

The Policy ends when we pay the proceeds on the Annuity Date. We will apply the Policy Value under Payment Option 1 unless you have an election on file at our Home Office to receive another mutually agreed upon payment option (Payment Option 2). The proceeds we will pay will be the Policy Value if paid on the first day of the month after any Annuitant's 100th birthday (or earlier as required by law). See "Proceeds on Annuity Date." We require the surrender of your Policy so that we may issue a supplemental contract for the applicable payment option.

Election of Options

You may elect, revoke or change a payment option at any time before the Annuity Date and while the Annuitant(s) is living. If an election is not in effect at the Last Surviving Annuitant's death, or if payment is to be made in one lump sum under an existing election, the Beneficiary may elect one of the options. This election must be made within one year after the Last Surviving Annuitant's death and before any payment has been made.

An election of an option and any revocation or change must be made in a Written Notice. It must be filed with our Home Office with the written consent of any irrevocable Beneficiary or assignee at least 30 days before the Annuity Date.

An option may not be elected and we will pay the proceeds in one lump sum if either of the following conditions exist:

   1.  the amount to be applied under the option is less than $1,000; or
   2.  any periodic payment under the election would be less than $50.

Description of Payment Options

Payment Option 1: Life Income With Payments for 10 Years Certain

We will pay the proceeds in equal amounts each month, quarter, or year during the Annuitant's lifetime or for 10 years, whichever is longer.

Payment Option 2: Mutual Agreement

We will pay the proceeds according to other terms, if those terms are mutually agreed upon.

Amount of Payments

The amount of each payment is based upon the interest rate and Policy Value in effect at the time the payment option is elected. If Payment Option 1 is selected, we will determine the amount from the tables in the Policy, which use the Annuitant's age. We will determine age from the nearest birthday at the due date of the first payment.

The amount of each payment will vary according to the frequency of the payments and the length of the guarantee period during which we make the payments.

 .   The more frequently the payments are made, the lower the amount of each payment. For example, with all other factors being equal, payments made monthly will be lower than payments made annually.

 .   The longer the guarantee period during which payments are made, the lower the amount of each payment. For example, with all other factors being equal, payments guaranteed for twenty years will be lower than payments guaranteed for ten years.

Payment Dates

The payment dates of the options will be calculated from the date on which the proceeds become payable.

Age and Survival of Annuitant

We have the right to require proof of age of the Annuitant(s) before making any payment. When any payment depends on the Annuitant's survival, we will have the right, before making the payment, to require proof satisfactory to us that the

Annuitant is alive.

Betterment of Income

The annuity benefits at the time the Policy Value is applied under a payment option will not be less than those that would be provided by the application of an amount defined in the Policy to purchase any single premium annuity policy offered by us at the time to the same class of Annuitants. Such amount will be the greater of the Cash Surrender Value or 95% of what the Cash Surrender Value would be if there was no surrender charge.

Other Policy Provisions

Policyowner

During any Annuitant's lifetime and before the Annuity Date, you have all of the ownership rights and privileges granted by the Policy. If you appoint an irrevocable Beneficiary or assignee, then your rights will be subject to those of that Beneficiary or assignee.

During any Annuitant's lifetime and before the Annuity Date, you may also name, change or revoke a Policyowner(s), Beneficiary(ies), or Annuitant(s) by giving us Written Notice. Any change of Policyowner(s) or Annuitant(s) must be approved by us.

A change of any Policyowner may result in resetting the Death Benefit to an amount equal to the Policy Value as of the date of the change.

With respect to Qualified Policies generally, however:

     .   the  Policy may not be assigned (other than to us);
     .   Joint Ownership is not permitted; and
     .   the Policyowner or plan participant must be the Annuitant.

Beneficiary

We will pay the Beneficiary any proceeds payable on your death or the death of the Last Surviving Annuitant. During any Annuitant's lifetime and before the Annuity Date, you may name and change one or more beneficiaries by giving us Written Notice. However, we will require Written Notice from any irrevocable Beneficiary or assignee specifying their consent to the change.

We will pay the proceeds under the Beneficiary appointment in effect at the date of death. If you have not designated otherwise in your appointment, the proceeds will be paid to the surviving Beneficiary(ies) equally. If no Beneficiary is living when you or the Last Surviving Annuitant dies, or if none has been appointed, the proceeds will be paid to you or your estate.

Termination

The following applies to Policies issued on or after January 26, 1996:

We may pay you the Cash Surrender Value and terminate the Policy if before the Annuity Date the Policy

Value is less than $2,000. We will mail you a notice of our intention to terminate the Policy at least six months in advance. The Policy will automatically terminate on the date specified in the notice.

The following applies to Policies issued prior to January 26, 1996:

We may pay you the Cash Surrender Value and terminate the Policy if before the Annuity Date all of these events simultaneously exist:

  1.  you have not paid any premiums for at least two years;
  2.  the Policy Value is less than $2,000; and
  3. the total premiums paid, less any partial withdrawals, is less than $2,000.

We will mail you a notice of our intention to terminate the Policy at least six months in advance. The Policy will automatically terminate on the date specified in the notice unless we receive an additional premium before such date. This additional premium must be at least the minimum amount specified in "Additional Premium."

Qualified Policies may be subject to distribution restrictions. See "FEDERAL TAX STATUS."

Written Notice

Written Notice must be signed and dated by you. It must be of a form and content acceptable to us. Your Written Notice will not be effective until we receive and file it. However, any change provided in your Written Notice will be effective as of the date you signed the Written Notice:

   1. subject to any payments or other actions we take prior to receiving and filing your Written Notice; and
   2. whether or not you or the Last Surviving Annuitant are alive when we receive and file your Written Notice.

Periodic Reports

We will mail you a report showing the following items about your Policy:

   1. the number of Units credited to the Policy and the dollar value of a Unit;
   2.  the Policy Value;
   3. any premiums paid (for Policies issued prior to January 26, 1996), withdrawals, and charges made since the last report; and
   4.  any other information required by law.

The information in the report will be as of a date not more than two months before the date of the mailing. We will mail the report to you:

   1.  at least annually, or more often as required by law; and
   2.  to your last address known to us.

Assignment

You may assign a Nonqualified Policy or an interest in it at any time before the Annuity Date and during any Annuitant's lifetime. Your rights and the rights of any Beneficiary will be affected by an assignment. An assignment must be in a Written Notice acceptable to us. It will not be binding on us until we receive and file it at our Home Office. We are not responsible for the validity of any assignment.

An assignment of a Nonqualified Policy may result in certain tax consequences to the Policyowner. See "Transfers, Assignment or Exchanges of a Policy."

Modification

Upon notice to you, we may modify the Policy, but only if such modification:

  1. is necessary to make the Policy or the Variable Account comply with any law or regulation issued by a governmental agency to which we are subject; or
  2. is necessary to assure continued qualification of the Policy under the Code or other federal or state laws relating to retirement annuities or variable annuity policies; or
  3. is necessary to reflect a change in the operation of the Variable Accounts; or
  4. provides additional Variable Account and/or fixed accumulation options.

In the event of any such modification, we may make any appropriate endorsement to the Policy.

Notification of Death

The death of the Annuitant(s) and/or the Owner(s) must be reported to us immediately, and we will require Due Proof of Death. We will pay the proceeds based upon the date we receive the Due Proof of Death. In the case of death after the Annuity Date, we are entitled to immediately recover, and are not responsible for, any mispayments made because of a failure to notify us of any such death.


                            YIELDS AND TOTAL RETURNS

Yields

From time to time, we may advertise yields, effective yields, and total returns for the Sub-Accounts. These figures are based on historical earnings and do not indicate or project future performance. Each Sub-Account may, from time to time, advertise performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.

Effective yields and total returns for the Sub-Accounts are based on the investment performance of the corresponding Portfolios of the Funds. The Funds' performance reflects the Funds' expenses. See the attached prospectuses for the Funds for more information.

The yield of the Money Market Sub-Account refers to the annualized income generated by an investment in the Sub-Account over a specified 7 day period. The yield is calculated by assuming that the income generated for that 7 day period is generated each 7 day period over a 52 week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account (except the Money Market Sub-Account) refers to the annualized income generated by an investment in the Sub-Account over a specified 30 day or one month period. The yield is calculated by assuming that the income generated by the investment during that 30 day or one month period is generated each period over a 12 month period and is shown as a percentage of the investment.

Total Returns

Standardized Average Annual Total Return. The standardized average annual total
-----------------------------------------
return quotations of a Sub-Account represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Policy to the redemption value of that investment as of the last day of each of the periods for which standardized average annual total return quotations are provided. Standardized average annual total return information shows the average percentage change in the value of an investment in the Sub-Account from the beginning of the measuring period to the end of that period, 1, 5 and 10 years or since the inception of the Sub-Account. Standardized average annual total return reflects all historic investment results, less all charges and deductions applied against the Sub-Account (including any surrender charge that would apply if a Policyowner terminated the Policy at the end of each period indicated, but excluding any deductions for premium taxes).

Other Total Returns.  We may, in addition, advertise performance information
--------------------
computed on a different basis.

   1) NonStandardized Average Annual Total Return. We may present non-standardized average annual total return information computed on the same basis as described above, except deductions will not include the surrender charge. This presentation assumes that the investment in the Policy persists beyond the period when the surrender charge applies, consistent with the long-term investment and retirement objectives of the Policy.

   2) Adjusted Historic Fund Average Annual Total Return. We may present nonstandardized "adjusted" average annual total returns for the Funds since their inception reduced by some or all of the fees and charges under the Policy. Such adjusted historic fund performance includes data that precedes the inception dates of the Sub-Accounts. This data is designed to show the performance that would have resulted if the Sub-Account had been in existence during that time.

Industry Comparison

We may compare the performance of each Sub-Account in advertising and sales literature to the performance of other variable annuity issuers in general. We may also compare the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the Sub-Accounts. Lipper Analytical Services, Inc. (Lipper) and the Variable Annuity Research Data Service (VARDS) are independent services which monitor and rank the performances of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Other services or publications may also be cited in our advertising and sales literature.

Lipper's rankings include variable life issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analysis prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

We may also compare the performance of each Sub-Account in advertising and sales literature to the Standard & Poor's composite index of 500 common stocks, a widely used index to measure stock market performance. This unmanaged index does not reflect any "deduction" for the expense of operating or managing an investment portfolio. We may also make comparison to Lehman Brothers Government/Corporate Bond Index, an index that includes the Lehman Brothers Government Bond and Corporate Bond Indices. These indices are total rate of return indices. The Government Bond Index includes the Treasury Bond Index (public obligations of the U.S. Treasury) and the Agency Bond Index (publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate debt guaranteed by the U.S. Government). The Corporate Bond Index includes publicly issued, fixed rate, nonconvertible investment grade dollar-denominated, SEC registered corporate debt. All issues have at least a one-year maturity, and all returns are at market value inclusive of accrued interest. Other independent indices such as those prepared by Lehman Brothers Bond Indices may also be used as a source of performance comparison.

We may also compare the performance of each Sub-Account in advertising and sales literature to the Dow Jones Industrial Average, a stock average of 30 blue chip stock companies that does not represent all new industries. Other independent averages such as those prepared by Dow Jones & Company, Inc. may also be used as a source of performance comparison. Day to day changes may not be reflective of the overall market when an average is composed of a small number of companies.


                                  TAX DEFERRAL

Under current tax laws any increase in Policy Value is generally not taxable to you or an Annuitant until received, subject to certain exceptions. See "FEDERAL TAX STATUS." This deferred tax treatment may be beneficial to you in building assets in a long-range investment program.

We may also distribute sales literature or other information including the effect of tax-deferred compounding on a Sub-Account's investment returns, or returns in general, which may be illustrated by tables, graphs, charts or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Policy (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis where allowed by state law. All income and capital gains derived from Sub-Account investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can result in substantial long-term accumulation of assets, provided that the investment experience of the underlying Portfolios of the Funds is positive.


                               FEDERAL TAX STATUS

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE

Introduction

This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the annuity Policy we issue. Any person concerned about these tax implications should consult a tax adviser before initiating any transaction. This discussion is based upon general understanding of the present federal income tax laws. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Policy may be purchased on a nonqualified tax basis (Nonqualified Policy) or purchased and used in connection with plans qualifying for favorable tax treatment (Qualified Policy). The Qualified Policy was designed for use by individuals whose premium payments are comprised of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 401(k), 403(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a Policy, or annuity payments, and on the economic benefit to the Policyowner, an Annuitant, or the Beneficiary depends on the type of retirement plan, on the tax and employment status of the individual concerned and on our tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Policy with proceeds from a tax-qualified plan and receiving distributions from a Qualified Policy in order to continue receiving favorable tax treatment. Therefore, purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of a Policy for their situation, the applicable requirements, and the tax treatment of the rights and benefits of a Policy. The following discussion assumes that Qualified Policies are purchased with proceeds from and/or contributions under retirement plans that receive the intended special federal income tax treatment.

The Company's Tax Status

The Variable Account is not separately taxed as a "regulated investment company" under Subchapter M of the Code. The operations of the Variable Account are a part of and taxed with our operations. We are taxed as a life insurance company under Subchapter L of the Code.

At the present time, we make no charge for any federal, state or local taxes (other than premium taxes) that we incur which may be attributable to the Variable Account or to the Policies. We, however, reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the Variable Account or to the Policies.

Tax Status of the Policy

Diversification Requirements

Section 817(h) of the Code provides that separate account investments underlying a policy must be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as an annuity policy under
Section 72 of the Code. The Variable Account through each Portfolio of the Funds intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various divisions of the Accounts may be invested. Although we do not have control over the Funds in which the Variable Account invests, we believe that each Portfolio in which the Variable Account owns shares will meet the diversification requirements and that therefore the Policy will be treated as an annuity under the Code.

Policyowner Control

In certain circumstances, variable annuity policyowners may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their policies. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity policyowner's gross income. Several years ago, the IRS stated in published rulings that a variable policyowner will be considered the owner of separate account assets if the policyowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the policyowner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyowners may direct their investments to particular Sub-Accounts without being treated as owners of the underlying assets."

The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Owner of the Policy has the choice of more subdivisions to which to allocate premiums and Policy Values than such rulings, has a choice of investment strategies different from such rulings, and may be able to transfer among subdivisions more frequently than in such rulings. These differences could result in the policyowner being treated as the owner of the assets of the Variable Account. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the policy as necessary to attempt to prevent the policyowner from being considered the owner of the assets of the Variable Account.

Required Distributions

In addition to the requirements of Section 817(h) of the Code, in order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Nonqualified Policy to provide that (a) if any Policyowner dies on or after the Annuity Date but prior to the time the entire interest in the Policy has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Policyowner's death; and (b) if any Policyowner dies prior to the Annuity Date, the entire interest in the Policy will be distributed within five years after the date of the Policyowner's death. These requirements will be considered satisfied as to any portion of the Policyowner's interest which is payable to or for the benefit of a "Designated Beneficiary" and which is distributed over the life of such "Designated Beneficiary" or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Policyowner's death. The Policyowner's "Designated Beneficiary" is the person designated by such Policyowner as a Beneficiary and to whom proceeds of the Policy passes by reason of death and must be a natural person. However, if the Policyowner's "Designated Beneficiary" is the surviving spouse of the Policyowner, the Policy may be continued with the surviving spouse as the new Policyowner.

The Nonqualified Policies contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified Policies. See "Minimum Distribution Requirements."


The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes.

Taxation of Annuities

In General

Section 72 of the Code governs taxation of annuities in general. We believe that a Policyowner who is a natural person generally is not taxed on increases in the value of a Policy until distribution occurs by withdrawing all or part of the accumulation value (e.g., partial withdrawals and surrenders) or as annuity payments under the annuity option elected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the accumulation value (and in the case of a Qualified Policy, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.

The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract's accumulation value over the Policy's "investment in the contract" during the taxable year. There are some exceptions to this rule and a prospective Policyowner that is not a natural person may wish to discuss these with a tax adviser.


The following discussion generally applies to policies owned by natural persons.

Withdrawals/Distributions

In the case of a distribution under a Qualified Policy (other than a Policy issued in connection with a Section 457 plan), under Section 72(e) of the Code a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the participant's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of any individual under a Policy, reduced by the amount of any prior distribution which was not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from Qualified Policies.

In the case of a withdrawal/distribution (e.g., surrender, partial withdrawal or systematic withdrawal) under a Nonqualified Policy before the Annuity Date, under Code Section 72(e) amounts received are generally first treated as taxable income to the extent that the accumulation value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable.

Annuity Payments

Although tax consequences may vary depending on the annuity option elected under an annuity contract, under Code Section 72(b), generally gross income does not include that part of any amount received as an annuity under an annuity contract that bears the same ratio to such amount as the investment in the contract bears to the expected return at the annuity starting date. For variable income payments, in general, the taxable portion (prior to recovery of the investment in the contract) is determined by a formula which establishes the specific dollar amount of each annuity payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. For fixed income payments (prior to recovery of the investment in the contract), in general, there is no tax on the amount of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each income payment is taxable. In all cases, after the "investment in the contract" is recovered, the full amount of any additional annuity payments is taxable (for Policies issued prior to January 26, 1996).

Taxation of Death Benefit Proceeds

Amounts may be distributed from a Policy because of the death of a Policyowner or the Last Surviving Annuitant. Generally, such amounts are includable in the income of the recipient as follows:

  1. if distributed in a lump sum, they are taxed in the same manner as a surrender of the Policy; or
  2. if distributed under a payment option, they are taxed in the same manner as annuity payments.

For these purposes, the investment in the contract is not affected by a Policyowner or Annuitant's death. That is the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

Penalty Tax on Certain Withdrawals

In the case of a distribution pursuant to a Nonqualified Policy, there may be imposed a federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

  1.  made on or after the taxpayer reaches age 59 1/2;
  2. made on or after the death of a Policyowner (or if the Policyowner is not an individual, the death of the primary Annuitant);
  3.  attributable to the Policyowner becoming disabled;
  4. as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and Beneficiary;
  5. made under an annuity Policy that is purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; and
  6. made under certain annuities issued in connection with structured settlement agreements.

Other tax penalties may apply to certain distributions under a Qualified Policy, as well as to certain contributions and other circumstances.

Transfers, Assignments, or Exchanges of a Policy

A transfer of ownership, the designation of an Annuitant or other Beneficiary who is not also the Policyowner, the designation of certain annuity starting dates, or the exchange of a Policy may result in certain tax consequences to the Policyowner that are not discussed herein. A Policyowner contemplating any such transfer, assignment, designation, or exchange of a Policy should contact a tax adviser with respect to the potential tax effects of such a transaction.

Withholding

Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from Section 401(a) plans,
Section 401(k) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions of employee elective contributions under 401(k) and 403(b) plans, or distributions in a specified annuity form. The 20% withholding does not apply, however, if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

Multiple Policies

Section 72(e)(11) of the Code treats all nonqualified deferred annuity policies entered into after June 21, 1988 that are issued by us (or our affiliates) to the same owner during any calendar year as one annuity Policy for purposes of determining the amount includable in gross income under Code Section 72(e). The effects of this rule are not yet clear; however, it could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. Accordingly, a Policyowner should consult a tax adviser before purchasing more than one annuity contract.

Possible Tax Changes

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Polices could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Policy.

Taxation of Qualified Plans

The Policies are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in certain other circumstances. Therefore, no attempt is made to provide more than general information about the use of the Policies with the various types of qualified retirement plans. Policyowners, the Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Policy, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Policy, unless we consent. Some retirement plans are subject to distribution and other requirements that are not incorporated in the administration of the Policies. Policyowners are responsible for determining that contributions, distributions and other transactions with respect to the Policies satisfy applicable law. Brief descriptions follow of the various types of qualified retirement plans in connection with which we will issue a Policy. We will amend the Policy as instructed to conform it to the applicable legal requirements for such plan.

Individual Retirement Annuities and Simplified Employee Pensions (SEP/IRAs)

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Sales of the Policy for use with IRAs may be subject to special disclosure requirements of the Internal Revenue Service.

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using an IRA for such purpose, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employee to an IRA. Employers intending to use the Policy in connection with such plans should seek advice.

Purchasers of a Policy for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. Such purchasers will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase. Purchasers should seek advice as to the suitability of the Policy for use with IRAs. The Internal Revenue Service has not reviewed the Policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether a Death Benefit provision such as the provision in the Policy comports with IRA qualification requirements.

SIMPLE Individual Retirement Annuities

Certain small employers may establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer a percentage of compensation up to $6,000 (as increased for cost of living adjustments). The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH Individual Retirement Annuities

Effective January 1, 1998, Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10 percent penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) and/or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Minimum Distribution Requirements

The Code requires that minimum distributions from an IRA begin no later than April 1 of the year following the year in which the Policyowner attains age
70 1/2. Failure to do so results in a federal tax penalty of 50% of the amount not withdrawn. This penalty is in addition to normal income tax. We will calculate the minimum distribution requirement (MDR) only for funds invested in this Policy and subject to our administrative guidelines, including but not limited to a minimum withdrawal amount of $250. Surrender charges are not applied against required minimum distributions.

As an administrative practice, we will calculate and distribute an amount from an IRA using the method contained in the Code's minimum distribution requirements. The annual distribution is determined by dividing the prior December 31st value for the Policy by a life expectancy factor. The factor will be based on either your life or the life expectancies of your life and your Designated Beneficiary, as directed by you, and based on tables found in the IRS' regulations. Factors are redetermined for each year's distribution. The value of the Policy to be used in this calculation is the Policy Value on the December 31st prior to the year for which each subsequent payment is made. The life expectancy factor is determined by using the appropriate IRS chart based on one of the following circumstances:

  1.  Your life expectancy (Single Life Expectancy);
  2. joint life expectancy between you and your Designated Beneficiary (Joint Life and Last Survivor Expectancy); or
  3. Your life expectancy and a non-spouse Beneficiary more than 10 years younger than you (Minimum Distribution Incidental Benefit Requirement).
                   ---

No minimum distributions are required from a Roth IRA during your life, although upon your death certain distribution requirements apply.

The Code Minimum Distribution Requirements also apply to distributions from qualified plans other than IRAs. For qualified plans under Section 401(a), 401(k), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age
70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5% Owner" (as defined in the Code), distributions generally must begin no later than the date described in (i). You are responsible for ensuring that distributions from such plans satisfy the Code minimum distribution requirements.

Corporate And Self-Employed (H.R.10 and Keogh) Pension And Profit-Sharing Plans

Sections 401(a), 401(k) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individual Tax Retirement Act of 1962, as amended, commonly referred to as "H.R.10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Policies in order to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this Policy is assigned or transferred to any individual as a means to provide benefit payments. Employers intending to use the Policy in connection with such plans should seek advice.

The Policy includes a Death Benefit that in some cases may exceed the greater of the premium payments or the Policy Value. The Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the Death Benefit may exceed this limitation, employers using the Policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans

Section 457 of the Code provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. All distributions are taxable as ordinary income. Except for governmental plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer.

Tax-Sheltered Annuity Plans

Section 403(b) of the Code permits public school systems and certain tax exempt organizations specified in Section 501(c)(3) to make payments to purchase annuity policies for their employees. Such payments are excludable from the employee's gross income (subject to certain limitations), but may be subject to FICA (Social Security) taxes. The Policy includes a Death Benefit that in some cases may exceed the greater of the premium payments or the Policy Value. The Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Because the Death Benefit may exceed this limitation, employers using the Policy in connection with such plans should consult their tax adviser. Under Code requirements, Section 403(b) annuities generally may not permit distribution of:
1) elective contributions made in years beginning after December 31, 1988; 2) earnings on those contributions; and 3) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Under Code requirements, distributions of such amounts will be allowed only: 1) upon the death of the employee; or 2) on or after attainment of age 59 1/2; or 3) separation from service; or 4) disability; or 5) financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. With respect to these restrictions, the Company is relying upon a no-action letter dated November 28, 1988 from the staff of the SEC to the American Council of Life Insurance, the requirements for which have been or will be complied with by the Company.

Other Tax Consequences

Other restrictions with respect to the election, commencement, or distribution of benefits may apply under Qualified Policies or under the terms of the plans in respect of which Qualified Policies are issued.

As noted above, the foregoing comments about the federal tax consequences under these policies are not exhaustive and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law and the law may change. Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Policy depend on the individual circumstances of each owner or recipient of the distribution. A tax adviser should be consulted for further information.


                            DISTRIBUTION OF POLICIES

Canada Life of America Financial Services, Inc. (CLAFS) acts as the principal underwriter, as defined in the Investment Company Act of 1940, of the Policies for the Variable Account. CLAFS is a wholly-owned subsidiary of Canada Life Insurance Company of America and an affiliate of our Company. CLAFS, a Georgia corporation organized on January 18, 1988, is registered with the SEC under the Securities Exchange Act of 1934 (1934 Act) as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. CLAFS' principal business address is 6201 Powers Ferry Road, NW, Atlanta, Georgia.

Sales of the Policies will be made by registered representatives of broker/dealers registered under the 1934 Act and authorized by CLAFS to sell the Policies. Such registered representatives will be licensed insurance agents appointed with our Company and authorized by applicable law to sell variable annuity policies. CLAFS will pay distribution compensation to selling broker/dealers in varying amounts which, under normal circumstances, is not expected to exceed 6.5% of premium payments under the Policies. We may from time to time pay additional compensation pursuant to promotional contracts. In some circumstances, we may provide reimbursement of certain sales and marketing expenses. CLAFS will pay a promotional agent fee for providing marketing support for the distribution of the contracts.

The Policies will be offered to the public on a continuous basis, and we do not anticipate discontinuing the offering of the Policies. However, we reserve the right to discontinue this offering.

                               LEGAL PROCEEDINGS

Certain affiliates of the Company, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Variable Account or the Company.


                                 VOTING RIGHTS

To the extent deemed to be required by law and as described in the prospectuses for the Funds, portfolio shares held in the Variable Account and in our general account will be voted by us at regular and special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Sub-Accounts. If, however, the Investment Company Act of 1940 or any regulation thereunder should be amended, or if the present interpretation thereof should change, or if we determine that we are allowed to vote the portfolio shares in our own right, we may elect to do so.
The number of votes which are available to you will be calculated separately for each Sub-Account of the Variable Account, and may include fractional votes. The number of votes attributable to a Sub-Account will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which the Variable Account value is allocated. You only have voting interest prior to the Annuity Date.

The number of votes of a Portfolio which are available to you will be determined as of the date coincident with the date established for determining shareholders eligible to vote at the relevant meeting of the Funds. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Funds.

Fund shares as to which no timely instructions are received and shares held by us in a Sub-Account as to which you have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all policies participating in that Sub-Account. Voting instructions to abstain on any item to be voted upon will be applied to reduce the total number of votes cast on such item.

Each person having a voting interest in a Sub-Account will receive proxy materials, reports, and other material relating to the appropriate Portfolios.


                  INSURANCE MARKETPLACE STANDARDS ASSOCIATION

Canada Life Insurance Company of New York is a member of the Insurance Marketplace Standards Association (IMSA) and as such may include the IMSA logo and information about IMSA membership in its advertisements and sales literature. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuity products.

                              FINANCIAL STATEMENTS


Our balance sheets as of December 31, 1999 and 1998, and the related statements of operations, capital and surplus, and cash flows for each of the three years in the period ended December 31, 1999, as well as the Report of Independent Auditors, are contained in the Statement of Additional Information. The Variable Account's statement of net assets as of December 31, 1999, and the related statements of operations and changes in net assets for the periods indicated therein, as well as the Report of Independent Auditors, are contained in the Statement of Additional Information.

The financial statements of the Company included in the Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                                  DEFINITIONS


Annuitant(s): Any natural person(s) whose life is used to determine the duration of any payments made under a payment option involving a life contingency. The term Annuitant(s) also includes any Joint Annuitant(s), a term used solely to refer to more than one Annuitant. There is no other distinction between the terms Annuitant(s) and Joint Annuitant(s). A Joint Annuitant is not allowed under a Qualified Policy and any designation of a Joint Annuitant under a Qualified Policy will be of no effect.

Annuity Date: The date when the proceeds will be paid under an annuity payment option or on the first day of the month after any Annuitant reaches age 100 (or earlier as required by law), whichever occurs first.

Beneficiary(ies): The person(s) to whom we will pay the proceeds payable on your death or on the death of the Last Surviving Annuitant.

Cash Surrender Value: The Policy Value less any applicable surrender charge and Annual Administration Charge.

Due Proof of Death: Proof of death that is satisfactory to us. Such proof may consist of: 1) a certified copy of the death certificate; or 2) a certified copy of the decree of a court of competent jurisdiction as to the finding of death.

Effective Date: The date we accept your completed application and apply your single premium.

Fixed Account: Part of our general account that provides a Guaranteed Interest Rate. This account is not part of and does not depend on the investment performance of the Variable Account.

Guarantee Amount: Before the Annuity Date, the amount equal to that part of any Net Premium allocated to, or Policy Value transferred to, the Fixed Account (including interest) less any withdrawals (including any applicable surrender charges and premium tax charges) or transfers

Guaranteed Interest Rate: The applicable effective annual rate of interest that we will pay on a Guarantee Amount. The Guaranteed Interest Rate will be at least three percent per year.

Home Office: our office at the address shown on page 1 of the Prospectus. This is our mailing address.

Last Surviving Annuitant(s): The Annuitant(s) or Joint Annuitant(s) that survives the other.

Net Premium: The premium(s) paid less any premium tax deducted in the year the premium is paid.

Nonqualified Policy: A Policy that is not a "qualified" Policy under the Internal Revenue Code of 1986, as amended (Code).

Owner(s): The individual(s), trust(s), corporation(s), or any other entity(ies) entitled to exercise ownership rights and privileges under the Policy. The term Owner(s) also includes any Joint Owner(s), a term used solely for the purpose of referring to more than one Owner. There is no other distinction between the terms Owner(s) and Joint Owner(s).

Policy: The single premium variable deferred annuity Policy offered by this Prospectus.

Policy Value: The sum of the Variable Account value and the Fixed Account value.

Policy Date: The date the Policy goes into effect.

Policy Years, Months, and Anniversaries: Starts on the same month and day as the Policy Date.

Qualified Policy: A Policy issued in connection with plans that receive special federal income tax treatment under Sections 401, 403(a), 403(b), 408, 408A, or 457 of the Code.

Unit: A measurement used in the determination of the Policy's Variable Account value before the Annuity Date.

Valuation Day: Each day the New York Stock Exchange is open for trading.

Valuation Period: The period beginning at the close of business on a Valuation Day and ending at the close of business on the next succeeding Valuation Day. The close of business is when the New York Stock Exchange closes (usually at 4:00 P.M. Eastern Time).

            STATEMENT OF ADDITIONAL INFORMATION - TABLE OF CONTENTS


ADDITIONAL POLICY PROVISIONS..............................................................3
  Contract................................................................................3
  Incontestability........................................................................3
  Misstatement Of Age or Sex..............................................................3
  Currency................................................................................3
  Place Of Payment........................................................................3
  Non-Participation.......................................................................3
  Our Consent.............................................................................3

PRINCIPAL UNDERWRITER.....................................................................4

CALCULATION OF YIELDS AND TOTAL RETURNS...................................................4
  Money Market Yields.....................................................................4
  Other Sub-Account Yields................................................................5
  Total Returns...........................................................................6
       A. Standardized Average Annual Total Returns .....................................6
                       --------             --------
       B. Nonstandardized "Average Annual Total Returns"..................................9
       C. Adjusted Historic Fund Performance.............................................11
  Effect of the Annual Administration Charge on Performance Data.........................14

SAFEKEEPING OF ACCOUNT ASSETS............................................................14

STATE REGULATION.........................................................................14

RECORDS AND REPORTS......................................................................14

LEGAL MATTERS............................................................................14

EXPERTS..................................................................................15

OTHER INFORMATION........................................................................15

FINANCIAL STATEMENTS.....................................................................15

                  APPENDIX A: CONDENSED FINANCIAL INFORMATION
                  -------------------------------------------

     The following condensed financial information is derived from the financial statements of the Variable Account. The data should be read in conjunction with the financial statements, related notes and other financial information included in the "Financial Statements" section of the Statement of Additional Information.

     The table on the following page sets forth certain information for the period from December 31, 1992 through December 31, 1999. We do not provide Accumulation Unit Values for any date prior to the inception of the Variable Account.

Accumulation Unit Value/1/
                                             As of       As of       As of       As of       As of       As of     As of      As of
             Sub Account                   12/31/99    12/31/98    12/31/97    12/31/96    12/31/95    12/31/94   2/31/93   12/31/92
Alger American Small Capitalization/5/     $   72.48   $   51.24   $   45.00   $   40.97           -           -         -         -
Alger American Growth/5/                   $   83.78   $   63.52   $   43.53   $   36.02           -           -         -         -
Alger American Leveraged All Cap/5/        $   61.40   $   34.94   $   22.45   $   19.01           -           -         -         -
Alger American MidCap Growth/5/            $   39.75   $   30.57   $   23.79   $   20.97           -           -         -         -
Berger/BIAM IPT-International/6/           $   14.39   $   11.12   $    9.71           -           -           -         -         -
Berger IPT-Small Company Growth/7/         $   22.35           -           -           -           -           -         -         -
Dreyfus VIF-Appreciation/7/                $   38.98           -           -           -           -           -         -         -
Dreyfus VIF-Growth and Income/5/           $   32.87   $   28.52   $   25.87   $   22.59           -           -         -         -
Dreyfus Socially Responsible/5/            $   44.03   $   34.33   $   26.91           -           -           -         -         -
Fidelity VIP Growth/3/                     $   81.09   $   60.00   $   43.67   $   35.98   $   31.96   $   23.62         -         -
Fidelity VIP High Income/3/                $   35.86   $   33.62   $   35.64   $   30.71   $    0.00   $   22.97         -         -
Fidelity VIP Money Market/2/               $   13.55   $   13.15   $   12.72   $   12.30   $   11.93   $   11.50  $  11.27         -
Fidelity VIP Overseas/3/                   $   31.81   $   22.63   $   20.35   $   18.52   $   16.68   $   15.33         -         -
Fidelity VIP II Asset Manager/3/           $   30.09   $   27.46   $   24.23   $   20.42   $   18.12   $   15.56         -         -
Fidelity VIP II Contrafund(R)/7/           $   31.63   $   25.82           -           -           -           -         -         -
Fidelity VIP II Index 500/5/               $  184.17   $  154.98   $  122.54           -           -           -         -         -
Fidelity VIP II Investment Grade Bond/2/   $   16.76   $   17.67   $   16.49   $   15.49   $   14.98   $   12.98  $  13.69  $  12.57
Fidelity VIP III Growth Opportunities/7/   $   24.66   $   23.98           -           -           -           -         -         -
Montgomery Variable Series: Emerging
Markets/5/                                 $   10.35  $     6.37   $   10.34           -           -           -         -         -
Montgomery Variable Series: Growth/6/      $   19.42   $   16.30   $   16.06           -           -           -         -         -
Seligman Communications and Information/4/ $   45.37   $   24.77   $   18.41   $   15.28   $   14.23           -         -         -
Seligman Frontier/4/                       $   21.71   $   18.90   $   19.45   $   16.96   $   13.89           -         -         -

1 Accumulation Unit Values prior to 1996 do not reflect the .15% daily administration fee imposed on or after January 26, 1996. Accumulation Unit Values for year ended 12/31/96 reflect the .15% daily administration fee.
2 Commenced operations December 4, 1989. On April 28, 2000, the Sub-Account investing in the Canada Life of America Series Fund, Inc. Money Market Portfolio became a predecessor Sub-Account to the Sub-Account currently investing in the Fidelity VIP Money Market Portfolio, and the Sub-Account investing in the Canada Life of America Series Fund, Inc. Bond Portfolio became a predecessor Sub-Account to the Sub-Account currently investing in the Fidelity VIP II Investment Grade Bond Portfolio. The values in the table reflect the predecessor Sub-Accounts through April 28, 2000.
3   Commenced operations on May 1, 1994.
4   Commenced operations on May 1, 1995.
5   Commenced operations on May 1, 1996.
6   Commenced operations on May 1, 1997.
7   Commenced operations on May 1, 1998.

Number of Units Outstanding at
End of Period
                                          As of      As of      As of      As of      As of      As of       As of     As of
Sub Account                              12/31/99   12/31/98   12/31/97   12/31/96   12/31/95   12/31/94   12/31/93  12/31/92
Alger American Growth                       9,329      8,966      4,005        336          -          -        -         -
Alger American Leveraged All Cap            4,962      3,445        965        150          -          -        -         -
Alger American MidCap Growth                2,608      2,394      1,508        500          -          -        -         -
Alger American Small Capitalization         3,355      3,026      1,105      1,030          -          -        -         -
Berger/BIAM IPT-International               4,034      1,525          -          -          -          -        -         -
Berger IPT-Small Company Growth             4,870          -          -          -          -          -        -         -
Dreyfus VIF-Appreciation                    1,169          -          -          -          -          -        -         -
Dreyfus VIF-Growth and Income              10,183      7,983      3,658        127          -          -        -         -
Dreyfus Socially Responsible                4,066      4,879      2,356          -          -          -        -         -
Fidelity VIP Growth                        15,606      9,177     10,293      5,368      3,259      1,752        -         -
Fidelity VIP High Income                   10,600     11,141      8,696      1,506          0      1,206        -         -
Fidelity VIP Money Market1                 75,574     32,340     11,830      9,097        193        195    4,393         -
Fidelity VIP Overseas                       6,267      2,947      3,918      2,014         63        594        -         -
Fidelity VIP II Asset Manager              22,995     24,513     17,918     10,818      6,880      7,647        -         -
Fidelity VIP II Contrafund(R)               4,119      2,278          -          -          -          -        -         -
Fidelity VIP II Index 500                   4,282      3,693      1,311          -          -          -        -         -
Fidelity VIP II Investment Grade Bond1     15,849     10,630        961        517        517        517    1,203       403
Fidelity VIP III Growth Opportunities       3,729      2,456          -          -          -          -        -         -
Montgomery Variable Series:
 Emerging Markets                          13,505        789      1,763          -          -          -        -         -
Montgomery Variable Series: Growth          3,388      7,000      6,254          -          -          -        -         -
Seligman Communications and
 Information                               30,699     27,600     23,607     25,672     18,611          -        -         -
Seligman Frontier                           8,231     14,716     13,818      6,155      2,237          -        -         -


1 On April 28, 2000, the Sub-Account investing in the Canada Life of America Series Fund, Inc. Money Market Portfolio became a predecessor Sub-Account to the Sub-Account currently investing in the Fidelity VIP Money Market Portfolio, and the Sub-Account investing in the Canada Life of America Series Fund, Inc. Bond Portfolio became a predecessor Sub-Account to the Sub-Account currently investing in the Fidelity VIP II Investment Grade Bond Portfolio. The values in the table reflect the predecessor Sub-Accounts through April 28, 2000.

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
         HOME OFFICE: 410 Saw Mill River Road, Ardsley, New York 10502
                             PHONE: (914) 693-2300
                             -----

--------------------------------------------------------------------------------
                                    VARIFUND

                      STATEMENT OF ADDITIONAL INFORMATION
               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1
                SINGLE PREMIUM VARIABLE DEFERRED ANNUITY POLICY

--------------------------------------------------------------------------------


This Statement of Additional Information contains information in addition to the information described in the Prospectus for the single premium variable deferred annuity policy (the Policy) offered by Canada Life Insurance Company of New York. This Statement of Additional Information is not a Prospectus, and it should be read only in conjunction with the Prospectuses for the Policy and the underlying Funds. The Funds are:

   The Alger American Fund
   Berger Institutional Products Trust

   The Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Variable Investment Fund
   Fidelity Variable Insurance Products Fund
   Fidelity Variable Insurance Products Fund II
   Fidelity Variable Insurance Products Fund III

   The Montgomery Funds III
   Seligman Portfolios, Inc.

The Prospectuses are dated the same date as this Statement of Additional Information. You may obtain the Prospectuses by writing or calling us at our address or phone number shown above.

The date of this Statement of Additional Information is May 1,  2000.

                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS


ADDITIONAL POLICY PROVISIONS...........................................   3
     Contract..........................................................   3
     Incontestability..................................................   3
     Misstatement Of Age or Sex........................................   3
     Currency..........................................................   3
     Place Of Payment..................................................   3
     Non-Participation.................................................   3
     Our Consent.......................................................   3
PRINCIPAL UNDERWRITER..................................................   4
CALCULATION OF YIELDS AND TOTAL RETURNS................................   4
     Money Market Yields...............................................   4
     Other Sub-Account Yields..........................................   5
     Total Returns.....................................................   6
          A. Standardized "Average Annual Total  Returns"..............   6
          B.  Nonstandardized "Average Annual Total Returns"...........  11
          C. Adjusted Historic Fund Average Annual Total Returns.......  15
     Effect of the Annual Administration Charge on Performance Data....  20
SAFEKEEPING OF ACCOUNT ASSETS..........................................  20
STATE REGULATION.......................................................  20
RECORDS AND REPORTS....................................................  20
LEGAL MATTERS..........................................................  20
EXPERTS................................................................  21
OTHER INFORMATION......................................................  21
FINANCIAL STATEMENTS...................................................  21

                          ADDITIONAL POLICY PROVISIONS

Contract

The entire contract is made up of the Policy, the application for the Policy and any riders or endorsements. The statements made in the application are deemed representations and not warranties. We cannot use any statement in defense of a claim or to void the Policy unless it is contained in the application and a copy of the application is attached to the Policy at issue.

Incontestability

Other than misstatement of age or sex (see below), We will not contest the Policy after it has been in force during any annuitant's lifetime for two years from the date of issue of the Policy.

Misstatement Of Age or Sex

If the age or sex of any annuitant has been misstated, we will pay the amount which the proceeds would have purchased at the correct age or for the correct sex.

If we make an overpayment because of an error in age or sex, the overpayment plus interest at 3% compounded annually will be a debt against the Policy. If the debt is not repaid, future payments will be reduced accordingly.

If we make an underpayment because of an error in age or sex, any annuity payments will be recalculated at the correct age or sex, and future payments will be adjusted. The underpayment with interest at 3% compounded annually will be paid in a single sum.

Currency

All amounts payable under the Policy will be paid in United States currency.

Place Of Payment

All amounts payable by us will be payable at our Home Office at the address shown on page one of this Statement of Additional Information.

Non-Participation

The Policy is not eligible for dividends and will not participate in our divisible surplus.

Our Consent

If our consent is required, it must be given in writing. It must bear the signature, or a reproduction of the signature, of our President, Vice President, Secretary or Actuary.

                             PRINCIPAL UNDERWRITER

Canada Life of America Financial Services, Inc. (CLAFS), an affiliate of Canada Life Insurance Company of New York (CLNY), is the principal underwriter of the variable annuity Policies described herein. The offering of the Policies is continuous, and CLNY does not anticipate discontinuing the offering of the Policies. However, CLNY does reserve the right to discontinue the offering of the Policies.

CLAFS received  $166,107 in 1999, $191,518 in 1998, and $261,697 in 1997  as
commissions for serving as principal underwriter of the variable annuity Policies and other variable annuity policies issued by Canada Life Insurance Company of New York. CLAFS did not retain any commissions in 1999, 1998 or 1997.

                    CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Yields

We may, from time to time, quote in advertisements and sales literature the current annualized yield of the Money Market Sub-Account for a 7 day period in a manner which does not take into consideration any realized or unrealized gains or losses, or income other than investment income, on shares of the Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation, and exclusive of income other than investment income) at the end of the 7 day period in the value of a hypothetical account under a Policy having a balance of 1 unit of the Money Market Sub-Account at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365 day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Policy which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: 1) the annual administration charge; 2) the daily administration fee; and 3) the mortality and expense risk charge. The yield calculation reflects an average per unit annual administration charge of $30 per year per Policy deducted at the end of each Policy Year. Current Yield will be calculated according to the following formula:

                    Current Yield = ((NCS-ES)/UV) X (365/7)
     Where:

     NCS = the net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation, and exclusive of income other than investment income) for the 7 day period attributable to a hypothetical account having a balance of 1 Sub-Account unit.

     ES =   per unit expenses of the Sub-Account for the 7 day period.

     UV =   the unit value on the first day of the 7 day period.

The current yield for the 7 day period ended December 31,  1999 was 3.50%./1/


/1/ On April 28, 2000, the Sub-Account investing in the Canada Life of America Series Fund, Inc. Money Market Portfolio became a predecessor Sub-Account to the Sub-Account currently investing in the Fidelity VIP Money Market Portfolio. The current yield set forth for the 7 day period ended December 31, 1999 is the yield for the predecessor Sub-Account.

We may also quote the effective yield of the Money Market Sub-Account for the same 7 day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:


                                     365/7
                  Effective Yield = (1+((NCS-ES)/UV))    -  1
     Where:

     NCS  =    the net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation, and exclusive of income other than investment income) for the 7 day period attributable to a hypothetical account having a balance of 1 Sub-Account unit.

     ES   =    per unit expenses of the Sub-Account for the 7 day period.

     UV   =    the unit value for the first day of the 7 day period.

The effective yield for the 7 day period ended December 31, 1999 was 3.56%./2/

Because of the charges and deductions imposed under the Policy, the yield for the Money Market Sub-Account will be lower than the yield for the Money Market Portfolio.

The yields on amounts held in the Money Market Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types and quality of portfolio securities held by the Money Market Portfolio of the Fund, and the Money Market Portfolio's operating expenses.

Other Sub-Account Yields

We may, from time to time, quote in sales literature and advertisements the current annualized yield of one or more of the Sub-Accounts (except the Money Market Sub-Account) for a Policy for 30 day or one month periods. The annualized yield of a Sub-Account refers to income generated by the Sub-Account over a specific 30 day or one month period. Because the yield is annualized, the yield generated by a Sub-Account during the 30 day or one month period is assumed to be generated each period over a 12 month period. The yield is computed by: 1) dividing the net investment income of the Portfolio attributable to the Sub-Account units less Sub-Account expenses for the period; by 2) the maximum offering price per unit on the last day of the period multiplied by the daily average number of units outstanding for the period; by 3) compounding that yield for a 6 month period; and by 4) multiplying that result by 2. Expenses attributable to the Sub-Account include 1) the annual administration charge, 2) the daily administration fee, and 3) the mortality and expense risk charge. The yield calculation reflects an annual administration charge of $30 per year per Policy deducted at the end of each Policy Year. For purposes of calculating the 30 day or one month yield, an average annual administration charge per dollar of Policy Value in the Variable Account is used to determine the amount of the charge attributable


/2/ On April 28, 2000, the Sub-Account investing in the Canada Life of America Series Fund, Inc. Money Market Portfolio became a predecessor Sub-Account to the Sub-Account currently investing in the Fidelity VIP Money Market Portfolio. The effective yield set forth for the 7 day period ended December 31, 1999 is the yield for the predecessor Sub-Account.

to the Sub-Account for the 30 day or one month period as described below. The 30 day or one month yield is calculated according to the following formula:

                                                   6
                    Yield = 2 x ((((NI-ES)/(U x UV)+ 1) -1)
     Where:

     NI       =      net income of the Portfolio for the 30 day or one month
                     period attributable to the Sub-Account's units.

     ES       =      expenses of the Sub-Account for the 30 day or one month
                     period.

     U        =      the average number of units outstanding.

     UV       =      the unit value at the close (highest) of the last day in
                     the 30 day or one month period.

Because of the charges and deductions imposed under the Policies, the yield for the Sub-Account will be lower than the yield for the corresponding Portfolio.

The yield on the amounts held in the Sub-Accounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Sub-Account's actual yield is affected by the types and quality of portfolio securities held by the Portfolio, and its operating expenses.

Yield calculations do not take into account the surrender charge under the Policy. The maximum surrender charge is equal to 6% of certain amounts surrendered or withdrawn under the Policy. A surrender charge will not be imposed on any investment earnings in the Variable Account or interest earned in the Fixed Account and in certain other situations as described in the Prospectus.

Total Returns

A. Standardized "Average Annual Total  Returns"

We may, from time to time, also quote in sales literature or advertisements total returns, including standardized average annual total returns for the Sub-Accounts calculated in a manner prescribed by the Securities and Exchange Commission, and other total returns. We will always include quotes of standardized average annual total returns for the period measured from the date the Sub-Account commenced operations. When a Sub-Account has been in operation for 1, 5, and 10 years, respectively, the standardized average annual total returns for these periods will be provided.

Standardized average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Policy to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which standardized average annual total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication and will be stated in the communication.

Standardized average annual total returns will be calculated using Sub-Account unit values which we calculate on each valuation day based on the performance of the Sub-Account's underlying Portfolio, and the deductions for the mortality and expense risk charge, daily administration fee, surrender charge and the annual administration charge of $30 per year per Policy deducted at the end of each Policy Year. For purposes of calculating standardized average annual total return, an average per dollar annual administration charge attributable to the hypothetical account for the period is used. The standardized average annual total return will then be calculated according to the following formula:

                                      1/N
                           TR = ((ERV/P)   )   -  1

     Where:

     TR     =    the standardized average annual total return net of Sub-Account recurring charges.

     ERV    =    the ending redeemable value of the hypothetical account at the end of the period.

     P      =    a hypothetical initial payment of $1,000.

     N      =    the number of years in the period.

The standardized average annual total returns assume that the maximum fees and charges are imposed for calculations.

Standardized average annual total returns for the period ending December 31, 1999 are shown on the following page.

Standardized average annual total returns for the periods shown below were:


                                                                  5 Year           10 Year
                                              1 Year Return       Return           Return         From Sub-Account       Sub-Account
                                                Year Ended      Year Ended       Year Ended         Inception to          Inception
            Sub-Account                         12/31/99         12/31/99         12/31/99            12/31/99              Date
            -----------                       -------------     ----------       ----------       ----------------       -----------
Alger American Growth                            26.39 %             *                **                 27.52 %              5/1/96
Alger American Leveraged AllCap                  70.07 %             *                **                 36.00 %              5/1/96
Alger American MidCap Growth                     24.52 %             *                **                 17.71 %              5/1/96
Alger American Small Capitalization              35.92 %             *                **                 13.39 %              5/1/96
Berger/BIAM IPT-International                    23.93 %             *                **                 13.17 %              5/1/97
Berger IPT-Small Company Growth                  83.27 %             *                **                 32.74 %              5/1/98
Dreyfus-Appreciation                              4.42 %             *                **                  9.30 %              5/1/98
Dreyfus-Growth and Income                         9.77 %             *                **                 11.85 %              5/1/96
Dreyfus Socially Responsible                     22.77 %             *                **                 24.76 %              5/1/96
Fidelity VIP Growth                              30.03 %           27.66%             **                 24.36 %              5/1/94
Fidelity VIP High Income                          1.16 %            8.86%             **                  7.52 %              5/1/94
Fidelity VIP Money Market***                     (2.54)%            2.74%            2.95%                2.97 %            12/04/89
Fidelity VIP Overseas                            35.14 %           15.33%             **                 12.47 %              5/1/94
Fidelity VIP II Asset Manager                     4.06 %           13.62%             **                 11.27 %              5/1/94
Fidelity VIP II Contrafund                       17.03 %             *                **                 18.88 %              5/1/98
Fidelity VIP III Growth                          (2.67)%             *                **                  6.09 %              5/1/98
 Opportunities
Fidelity VIP II Index 500                        13.34 %             *                **                 23.79 %              5/1/96
Fidelity VIP II Investment Grade                (10.65)%            4.72%            5.25%                5.18 %            12/04/89
 Bond***
Montgomery Variable Series:                      57.01 %             *                **                 (1.19)%              5/1/96
 Emerging Markets
Montgomery Variable Series: Growth               13.62 %             *                **                 14.70 %              5/1/97
Seligman Communications and                      77.71 %             *                **                 32.16 %              5/1/95
 Information
Seligman Frontier                                 9.48 %             *                **                 13.60 %              5/1/95

* These Sub-Accounts have not been in operation five years as of December 31, 1999, and accordingly, no five year standardized average annual total return is available.

** These Sub-Accounts have not been in operation ten years as of December 31, 1999, and accordingly, no ten year standardized average annual total return is available.

*** On April 28, 2000, the Sub-Accounts investing in the Canada Life of America
    Series Fund, Inc. Money Market and Bond Portfolios became predecessor Sub-Accounts to the Sub-Accounts currently investing in the Fidelity VIP Money Market and Fidelity VIP II Investment Grade Bond Portfolios. The values in the table reflect the performance of the predecessor Sub-Accounts through April 28, 2000.

B.  Nonstandardized "Average Annual Total Returns"

We may, from time to time, also quote in sales literature or advertisements, nonstandardized average annual total returns for the Sub-Accounts that do not reflect the surrender charge. These are calculated in exactly the same way as standardized average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered or withdrawn, and that the initial investment is assumed to be $10,000 rather than $1,000.

Generally, nonstandardized Sub-Account performance data will only be disclosed if standardized average annual return for the Sub-Accounts for the required periods is also disclosed.

Nonstandardized average annual total returns for the period ending December 31, 1999 are shown on the following page.

Nonstandardized average annual total returns for the periods shown below were:

                                                                    5 Year           10 Year           From
                                                1 Year Return       Return           Return         Sub-Account    Sub-Account
                                                 Year Ended       Year Ended       Year Ended      Inception to     Inception
            Sub-Account                           12/31/99         12/31/99         12/31/99         12/31/99         Date
            -----------                         -------------     ----------       ----------      ------------    -----------
 Alger American Growth                             31.79 %            *                **             28.16 %        5/1/96
 Alger American Leveraged AllCap                   75.47 %            *                **             36.54 %        5/1/96
 Alger American MidCap Growth                      29.92 %            *                **             18.50 %        5/1/96
 Alger American Small Capitalization               41.32 %            *                **             14.25 %        5/1/96
 Berger/BIAM IPT-International                     29.33 %            *                **             14.53 %        5/1/97
 Berger IPT-Small Company Growth                   88.67 %            *                **             35.49 %        5/1/98
 Dreyfus-Capital                                    9.82 %            *                **             12.32 %        5/1/98
 Dreyfus-Growth and Income                         15.17 %            *                **             12.74 %        5/1/96
 Dreyfus Socially Responsible                      28.17 %            *                **             25.44 %        5/1/96
 Fidelity VIP Growth                               35.43 %          27.86%             **             24.53 %        5/1/94
 Fidelity VIP High Income                           6.56 %           9.24%             **              7.86 %        5/1/94
 Fidelity VIP Money Market***                       2.86 %           3.22%            2.95%            2.97 %      12/04/89
 Fidelity VIP Overseas                             40.54 %          15.64%             **             12.75 %        5/1/94
 Fidelity VIP II Asset Manager                      9.46 %          13.94%             **             11.55 %        5/1/94
 Fidelity VIP II Contrafund                        22.43 %            *                **             21.73 %        5/1/98
 Fidelity VIP III Growth Opportunities              2.73 %            *                **              9.17 %        5/1/98
 Fidelity VIP II Index 500                         18.74 %            *                **             26.32 %        5/1/96
 Fidelity VIP II Investment Grade Bond***          (5.25)%           5.16%            5.25%            5.18 %      12/04/89
 Montgomery Variable Series: Emerging              62.41 %            *                **              0.05 %        5/1/96
  Markets
 Montgomery Variable Series: Growth                19.02 %            *                **             16.02 %        5/1/97
 Seligman Communications and Information           83.11 %            *                **             32.43 %        5/1/95
 Seligman Frontier                                 14.88 %            *                **             14.08 %        5/1/95

* These Sub-Accounts have not been in operation five years as of December 31, 1999, and accordingly, no five year nonstandardized average annual total return is available.

** These Sub-Accounts have not been in operation ten years as of December 31, 1999, and accordingly, no ten year nonstandardized average annual total return is available.

*** On April 28, 2000, the Sub-Accounts investing in the Canada Life of America
    Series Fund, Inc. Money Market and Bond Portfolios became predecessor Sub-Accounts to the Sub-Accounts currently investing in the Fidelity VIP Money Market and Fidelity VIP II Investment Grade Bond Portfolios. The values in the table reflect the performance of the predecessor Sub-Accounts through April 28, 2000.

C. Adjusted Historic Fund Average Annual Total Returns

Sales literature or advertisements may quote historic performance data for the Funds since their inception reduced by some or all of the fees and charges under the Policy. Such adjusted historic fund performance includes data that precedes the inception dates of the Sub-Accounts. This data is designed to show the performance that would have resulted if the Sub-Accounts had been in existence during that time. Adjusted historic fund average annual total returns will be shown only if standard performance data for the Sub-Accounts is also shown, if available.

The Funds have provided the adjusted historic fund average annual total return information used to calculate the adjusted historic total returns for the Funds for periods prior to the inception date of the Sub-Accounts.

Adjusted historic fund average annual total returns for the period ending December 31, 1999, are shown on the following pages.

Adjusted historic Fund average annual total returns, assuming a surrender charge, for the periods shown below were:


                                         1 Year Return     5 Year Return    10 Year Return       From Fund
                                           Year Ended       Year Ended        Year Ended       Inception Date            Fund
             Portfolio                      12/31/99         12/31/99          12/31/99        to  12/31/99          Inception Date
             ---------                      --------         --------          --------        --------------        --------------

Alger American Growth                       26.39 %           28.86%            21.14%            21.29%                01/08/89

Alger American Leveraged AllCap             70.07 %              *                **              44.19%                01/25/95

Alger American MidCap Growth                24.52 %           24.10%              **              22.85%                05/03/93

Alger American Small Capitalization         35.92 %           20.62%            16.53%            19.13%                09/20/88

Berger/BIAM IPT-International               23.93 %              *                **              13.17%                05/01/97

Berger IPT-Small Company Growth             83.27 %              *                **              23.74%                05/01/96

Dreyfus-Appreciation                         4.42 %           23.33%              **              18.16%                03/31/93

Dreyfus-Growth and Income                    9.77 %           21.88%              **              18.31%                05/02/94

Dreyfus Socially Responsible                22.77 %           26.48%              **              22.21%                10/07/93

Fidelity VIP Growth                         30.03 %           27.66%            18.21%            17.06%                10/09/86

Fidelity VIP High Income                     1.16 %            8.86%            10.81%             9.29%                09/19/85

Fidelity VIP Money Market                   (1.74)%            3.51%             3.79%             5.20%                04/01/82

Fidelity VIP Overseas                       35.14 %           15.33%             9.80%             9.29%                01/28/87


                                         1 Year Return     5 Year Return    10 Year Return       From Fund
                                           Year Ended       Year Ended        Year Ended       Inception Date             Fund
             Portfolio                      12/31/99         12/31/99          12/31/99         to 12/31/99          Inception Date
             ---------                      --------         --------          --------        --------------        --------------

Fidelity VIP II Asset Manager                4.06 %           13.62%            11.50%             11.16 %              09/06/89

Fidelity VIP II Contrafund                  17.03 %              *                **               25.57 %              01/03/95

Fidelity VIP III Growth Opportunities       (2.67)%              *                **               19.38 %              01/03/95

Fidelity VIP II Index 500                   13.34 %           26.11%              **               19.33 %              08/27/92

Fidelity VIP II Investment Grade Bond       (7.84)%            5.35%             5.64%              5.92 %              12/05/88

Montgomery Variable Series: Emerging
  Markets                                   57.01 %              *                **                (.35)%              02/02/96

Montgomery Variable Series: Growth          13.62 %              *                **               17.79 %              02/09/96

Seligman Communications and Information     77.71 %           33.97%              **               33.17 %              10/11/94

Seligman Frontier                            9.48 %           15.16%              **               15.58 %              10/11/94

* These Sub-Accounts invest in Portfolios that have not been in operation five years as of December 31, 1999, and accordingly, no five year adjusted historic Fund average annual total return is available.

** These Sub-Accounts invest in Portfolios that have not been in operation ten years as of December 31, 1999, and accordingly, no ten year adjusted historic Fund average annual total return is available.

Adjusted historic Fund average annual total returns, assuming no surrender charge, for the periods shown below were:

                                         1 Year Return    5 Year Return     10 Year Return          From Fund
                                           Year Ended       Year Ended        Year Ended          Inception Date          Fund
         Portfolio                          12/31/99         12/31/99          12/31/99            to  12/31/99      Inception Date
         ---------                          --------         --------          --------           --------------     --------------

Alger American Growth                        31.79%           29.06%            21.14%                 21.29%         01/08/89

Alger American Leveraged AllCap              75.47%              *                **                   44.36%         01/25/95

Alger American MidCap Growth                 29.92%           24.33%              **                   22.93%         05/03/93

Alger American Small Capitalization          41.32%           20.88%            16.53%                 19.13%         09/20/88

Berger/BIAM IPT-International                29.33%              *                **                   14.53%         05/01/97

Berger IPT-Small Company Growth              88.67%              *                **                   24.43%         05/05/96

Dreyfus-Appreciation                          9.82%           23.71%              **                   18.26%          3/31/93

Dreyfus-Growth and Income                    15.17%           22.13%              **                   18.53%         05/02/94

Dreyfus Socially Responsible                 28.17%           26.82%              **                   22.31%         10/07/93

Fidelity VIP Growth                          35.43%           27.86%            18.21%                 17.06%         10/09/86

Fidelity VIP High Income                      6.56%            9.24%            10.81%                  9.29%         09/19/85

Fidelity VIP Money Market                     3.66%            3.98%             3.79%                  5.20%         04/01/82

Fidelity VIP Overseas                        40.54%           15.64%             9.80%                  9.29%         01/28/87


                                         1 Year Return    5 Year Return     10 Year Return          From Fund
                                           Year Ended       Year Ended        Year Ended          Inception Date          Fund
         Portfolio                          12/31/99         12/31/99          12/31/99            to  12/31/99      Inception Date
         ---------                          --------         --------          --------           --------------     --------------

Fidelity VIP II Asset Manager                 9.46 %          13.94%            11.50%                 11.16%         09/06/89

Fidelity VIP II Contrafund                   22.43 %             *                **                   25.86%         01/03/95

Fidelity VIP III Growth Opportunities         2.73 %             *                **                   19.73%         01/03/95

Fidelity VIP II Index 500                    18.74 %          26.32%              **                   19.33%         08/27/92

Fidelity VIP II Investment Grade Bond        (2.44)%           5.78%             5.64%                  5.92%         12/05/88

Montgomery Variable Series: Emerging Markets 62.41 %             *                **                     .79%         02/02/96

Montgomery Variable Series: Growth           19.02 %             *                **                   18.51%         02/09/96

Seligman Communications and Information      83.11 %          34.14%              **                   33.32%         10/11/94

Seligman Frontier                            14.88 %          15.47%              **                   15.86%         10/11/94

* These Sub-Accounts invest in Portfolios that have not been in operation five years as of December 31, 1999, and accordingly, no five year adjusted historic Fund average annual total return is available.

** These Sub-Accounts invest in Portfolios that have not been in operation ten years as of December 31, 1999, and accordingly, no ten year adjusted historic Fund average annual total return is available.

Effect of the Annual Administration Charge on Performance Data

The Policy provides for a $30 annual administration charge to be assessed annually on each policy anniversary proportionately from any Sub-Accounts or Fixed Account in which You are invested. If the Policy Value on the policy anniversary is $75,000 or more, we will waive the annual administration charge for the prior Policy Year. We will also waive the annual administration charge for Tax-Sheltered Annuity Policies. For purposes of reflecting the annual administration charge in yield and total return quotations, we will convert the annual charge into a per-dollar per-day charge based on the average Policy Value in the Variable Account of all Policies on the last day of the period for which quotations are provided. The per-dollar per-day average charge will then be adjusted to reflect the basis upon which the particular quotation is calculated.


                         SAFEKEEPING OF ACCOUNT ASSETS

We hold the title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from our general account assets and from the assets in any other separate account we have.

Records are maintained of all purchases and redemptions of portfolio shares held by each of the Sub-Accounts.

Our officers and employees are covered by an insurance company blanket bond issued by America Home Assurance Company to The Canada Life Assurance Company, our parent Company, in the amount of $25 million. The bond insures against dishonest and fraudulent acts of officers and employees.


                                STATE REGULATION

We are subject to the insurance laws and regulations of all the jurisdictions where we are licensed to operate. The availability of certain Policy rights and provisions depends on state approval and/or filing and review processes. The Policies will be modified to comply with the requirements of each applicable jurisdiction.


                              RECORDS AND REPORTS

We will maintain all records and accounts relating to the Variable Account. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to you semi-annually at your last address known to us.


                                 LEGAL MATTERS

All matters relating to New York law pertaining to the Policies, including the validity of the Policies and our authority to issue the Policies, have been passed upon by Craig Edwards. Sutherland Asbill & Brennan LLP of Washington, DC, has provided advice on certain matters relating to the federal securities laws.

                                    EXPERTS

Our balance sheets as of December 31, 1999 and 1998, and the related statements of operations, capital and surplus, and cash flows for each of the three years in the period ended December 31, 1999, included in this Statement of Additional Information and Registration Statement as well as the Variable Account's statement of net assets as of December 31, 1999, and the related statements of operations and changes in net assets for the periods indicated therein included in this Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, of Toronto, Canada as set forth in their reports thereon appearing elsewhere herein and in the Registration Statement, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

                               OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Policies discussed in this Statement of Additional Information. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.


                              FINANCIAL STATEMENTS

The Variable Account's statement of net assets as of December 31, 1999, and the related statements of operations and changes in net assets for the periods indicated therein, as well as the Report of Independent Auditors, are contained herein. Ernst & Young LLP, independent auditors, serves as independent auditors for the Variable Account.

Our balance sheets as of December 31, 1999 and 1998, and the related statements of operations, capital and surplus, and cash flows for each of the three years in the period ended December 31, 1999, as well as the Report of Independent Auditors, are contained herein. The financial statements of the Company should be considered only as bearing on our ability to meet our obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                             FINANCIAL STATEMENTS


                            CANADA LIFE OF NEW YORK
                          VARIABLE ANNUITY ACCOUNT 1

                               December 31, 1999

                      With Report of Independent Auditors

              Canada Life of New York Variable Annuity Account 1

                             Financial Statements

                               December 31, 1999



                                   Contents

Report of Independent Auditors...................................    1

Audited Financial Statements

Statement of Net Assets..........................................    2
Statement of Operations..........................................   10
Statements of Changes in Net Assets..............................   18
Notes to Financial Statements....................................   34

                         Report of Independent Auditors



     To the Board of Directors of
     Canada Life Insurance Company of New York


     We have audited the accompanying statement of net assets of Canada Life of New York Variable Annuity Account 1 (comprising, respectively, the Money Market, Managed, Bond, Equity, Capital, International Equity, Asset Manager, Growth, High Income, Overseas, Index 500, Contrafund, Growth Opportunities, Communications and Information, Frontier, Small Capitalization, Growth, MidCap, Leveraged AllCap, Growth and Income, Socially Responsible, Capital Appreciation, Emerging Markets, Variable Series Growth, Berger IPT International and Small Company Growth Sub-accounts) as at December 31, 1999, and the related statements of operations and changes in net assets for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

     We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Variable Annuity Account 1 as at December 31, 1999, and the results of its operations and the changes in its net assets for the year then ended in accordance with accounting principles generally accepted in the United States.



                                                        /s/Ernst & Young LLP


     Toronto, Canada,
     April 15, 2000.                                       Chartered Accountants

               Canada Life of New York Variable Annuity Account 1

                            Statement of Net Assets

                            As at December 31, 1999



                                                              CLASF Series
                                                              ------------
                              Money                                                          International
                             Market        Managed     Bond        Equity       Capital        Equity
                               Sub-         Sub-       Sub-         Sub-         Sub-           Sub-
                            account       account    account      account       account       account
                           ----------------------------------------------------------------------------------
Net Assets
Investment in Canada Life
   of America Series Fund,
    Inc., at market (See
   Note 3 for cost values)       $978,060  $206,996    $253,009       $85,021       $131,332        $200,465
Dividends receivable                3,775    29,975      13,502        12,676         61,404          36,277
Due from (to) Canada Life
   Insurance Company of
   New York (Note 6)               42,352      (717)       (929)         (361)        13,871             798
                            ---------------------------------------------------------------------------------

Net assets                     $1,024,187  $236,254    $265,582       $97,336       $206,607        $237,540
                            =================================================================================

Net assets attributable
to:
   Policyholders' liability
    reserve                    $1,024,187  $236,254    $265,582       $97,336       $206,607        $237,540
                            ---------------------------------------------------------------------------------
Net assets                     $1,024,187  $236,254    $265,582       $97,336       $206,607        $237,540
                            =================================================================================

Number of units
   outstanding                     75,574    10,519      15,849         3,544          5,941          11,723
                            =================================================================================

Net asset value per unit         $13.5521  $22.4597    $16.7570      $27.4650       $34.7765        $20.2627
                            =================================================================================

See accompanying notes.

               Canada Life of New York Variable Annuity Account 1

                            As at December 31, 1999



                                                        Fidelity VIP Series
                                                        -------------------

                                           Asset
                                          Manager          Growth          High Income       Overseas
                                           Sub-             Sub-              Sub-             Sub-
                                          account          account           account         account
                                      --------------------------------------------------------------------
        Net Assets
        Investment in Fidelity
          VIP at market (See Note
           3 for cost values)            $691,294       $1,294,480         $377,008       $199,736
        Due from (to) Canada Life
           Insurance Company of New
           York (Note 6)                      684          (28,994)           3,097           (402)
                                      --------------------------------------------------------------------

        Net assets                       $691,978       $1,265,486         $380,105       $199,334
                                      ====================================================================

        Net assets attributable
          to:
          Policyholders'
          liability reserve              $691,978       $1,265,486         $380,105       $199,334
                                      --------------------------------------------------------------------
        Net assets                       $691,978       $1,265,486         $380,105       $199,334
                                      ====================================================================

        Number of units
          outstanding                      22,995           15,606           10,600          6,267
                                      ====================================================================

        Net asset value per unit         $30.0925         $81.0897         $35.8590       $31.8069
                                      ====================================================================

        See accompanying notes.

               Canada Life of New York Variable Annuity Account 1

                            As at December 31, 1999



                                                 Fidelity VIP Series (continued)
                                                 -------------------------------

                                            Index                         Growth
                                             500       Contrafund      Opportunities
                                             Sub-          Sub-             Sub-
                                           account       account         account
                                       ------------------------------------------------
        Net Assets
        Investment in Fidelity VIP
          at market (See Note 3 for
          cost values)                   $795,365       $147,645            $91,882
        Due from (to) Canada Life
          Insurance Company of New
          York (Note 6)                    (6,751)       (17,345)                65
                                       ------------------------------------------------
        Net assets                       $788,614       $130,300            $91,947
                                       ================================================

        Net assets attributable
          to:
          Policyholders'
          liability reserve              $788,614       $130,300            $91,947
                                       ------------------------------------------------
       Net assets                        $788,614       $130,300            $91,947
                                       ================================================

       Number of units
          outstanding                       4,282          4,119              3,729
                                       ================================================

       Net asset value per unit         $184.1695       $31.6339           $24.6573
                                       ================================================

        See accompanying notes.

              Canada Life of New York Variable Annuity Account 1

                            As at December 31, 1999



                                                  Seligman Portfolios Series
                                                  --------------------------
                                                 Communications
                                                and Information           Frontier
                                                  Sub-account           Sub-account
                                             ----------------------------------------
Net Assets
Investment in Seligman Portfolios,
   Inc. at market (See Note 3 for cost
    values)                                          $1,375,664            $178,961

Due from (to) Canada Life Insurance
 Company of New York (Note 6)                            17,043                (239)
                                             ------------------------------------------
Net assets                                           $1,392,707            $178,722
                                             ==========================================

Net assets attributable to:
   Policyholders' liability reserve                  $1,392,707            $178,722

Net assets                                           $1,392,707            $178,722
                                             ==========================================

Number of units outstanding                              30,699               8,231
                                             ==========================================

Net asset value per unit                               $45.3665            $21.7133
                                             ==========================================

See accompanying notes.

              Canada Life of New York Variable Annuity Account 1

                            As at December 31, 1999


                                                              Alger American Series
                                                              ---------------------
                                     Small                                                             Leveraged
                                Capitalization             Growth                 MidCap                AllCap
                                  Sub-account            Sub-account           Sub-account            Sub-account
                             ---------------------------------------------------------------------------------------
Net Assets
Investment in Alger
 American at market (See
 Note 3 for cost values)          $241,006                $782,475              $98,495                $315,009

Due from (to) Canada Life
 Insurance Company of New
 York (Note 6)                       2,176                    (866)               5,165                 (10,363)
                             ---------------------------------------------------------------------------------------
  Net assets                      $243,182                $781,609             $103,660                $304,646
                             =======================================================================================

Net assets attributable to:
   Policyholders'
    liability reserve             $243,182                $781,609             $103,660                $304,646
                             ---------------------------------------------------------------------------------------
Net assets                        $243,182                $781,609             $103,660                $304,646
                             =======================================================================================

Number of units outstanding          3,355                   9,329                2,608                   4,962
                             =======================================================================================

Net asset value per unit          $72.4835                $83.7827             $39.7469                $61.3958
                             =======================================================================================

See accompanying notes.

              Canada Life of New York Variable Annuity Account 1

                            As at December 31, 1999


                                                                            Dreyfus Series
                                                                            --------------

                                                                    Growth       Socially       Capital
                                                                  And Income   Responsible   Appreciation
                                                                 Sub-account   Sub-account   Sub-account
                                                               --------------------------------------------
Net Assets
Investment in Dreyfus at market (See Note 3 for cost values)      $357,459      $179,136      $45,571


Due from (to) Canada Life Insurance Company of New
 York (Note 6)                                                     (22,714)          (94)          (3)
                                                               --------------------------------------------
Net assets                                                        $334,745      $179,042      $45,568
                                                               ============================================

Net assets attributable to:
   Policyholders' liability reserve                               $334,745      $179,042      $45,568
                                                               --------------------------------------------
Net assets                                                        $334,745      $179,042      $45,568
                                                               ============================================

Number of units outstanding                                         10,183         4,066        1,169
                                                               ============================================

Net asset value per unit                                          $32.8729      $44.0339     $38.9803
                                                               ============================================

       See accompanying notes.

              Canada Life of New York Variable Annuity Account 1

                            As at December 31, 1999

                                                         Montgomery Series
                                                         -----------------
                                                    Emerging           Variable Series
                                                    Markets                 Growth
                                                  Sub-account            Sub-account
                                              ------------------------------------------
Net Assets
Investment in Montgomery at market (See
 Note 3 for cost values)                           $140,246              $65,799

Due from (to) Canada Life Insurance
 Company of New York (Note 6)                          (483)                 (11)
                                              ------------------------------------------
Net assets                                         $139,763              $65,788
                                              ==========================================

Net assets attributable to:
   Policyholders' liability reserve                $139,763              $65,788
                                              ------------------------------------------
Net assets                                         $139,763              $65,788
                                              ==========================================

Number of units outstanding                          13,505                3,388
                                         ==============================================

Net asset value per unit                           $10.3490             $19.4179
                                         ==============================================

          See accompanying notes.

               Canada Life of New York Variable Annuity Account 1

                            As at December 31, 1999



                                                             Berger Series
                                                             -------------

                                             Berger IPT            Small Company
                                            International             Growth               All Series
                                             Sub-account            Sub-account            Combined
                                           -----------------------------------------------------------------------

Net Assets
Investment in Berger at market
   (See Note 3 for cost values)              $57,174               $108,851               $9,398,139
Dividends receivable                               -                      -                  157,609
Due from (to) Canada Life Insurance
 Company of New York (Note 6)                    879                     (7)                  (4,149)

Net assets                                   $58,053               $108,844               $9,551,599
                                           =======================================================================

Net assets attributable to:
   Policyholders' liability reserve          $58,053               $108,844               $9,551,599
Net assets                                   $58,053               $108,844               $9,551,599
                                           =======================================================================

Number of units outstanding                    4,034                  4,870                  291,147
                                           =======================================================================

Net asset value per unit                    $14.3909               $22.3499
                                           =======================================================================

      See accompanying notes.

               Canada Life of New York Variable Annuity Account 1

                            Statement of Operations

                          Year ended December 31, 1999



                                                                         CLASF Series
                                                                         ------------
                                 Money                                                                        International
                                 Market        Managed           Bond           Equity         Capital          Equity
                                  Sub-          Sub-             Sub-            Sub-           Sub-             Sub-
                                 account       account         account         account         account         account
                               -----------------------------------------------------------------------------------------------
Net investment income:
Dividend income                       $24,695       $ 29,975        $ 13,502         $12,690        $61,591            $37,211
Less mortality and expense
 risk charges (Note 6)                  7,824          2,737           3,565           1,492          1,469              2,358
                               -----------------------------------------------------------------------------------------------

Net investment income                  16,871         27,238           9,937          11,198         60,122             34,853

Net realized and unrealized
  gain (loss) on
  investments:
Net unrealized appreciation
 (depreciation) from
  investments                               -        (10,379)        (10,834)           (495)           710             20,319

Net realized gain (loss)
  from investments                          -           (494)         (5,983)          7,281           (423)             7,592
                               -----------------------------------------------------------------------------------------------
Net realized and unrealized
 gain (loss) from investments               -        (10,873)        (16,817)          6,786            287             27,911
                               -----------------------------------------------------------------------------------------------

Net increase (decrease) in net
 assets resulting from
 operations                           $16,871       $ 16,365        $ (6,880)        $17,984        $60,409            $62,764
                               ===============================================================================================

See accompanying notes.

               Canada Life of New York Variable Annuity Account 1

                          Year ended December 31, 1999



                                                      Fidelity VIP Series
                                                      -------------------
                                Asset
                                Manager         Growth           High Income       Overseas
                                 Sub-             Sub-              Sub-            Sub-
                               account          account          account           account
                             -------------------------------------------------------------------
Net investment income:
 Dividend income                       $50,610         $ 67,074          $33,579         $ 2,711
 Less mortality and expense
  risk charges (Note 6)                  9,143           10,525            5,067             960
                              -------------------------------------------------------------------
Net investment income                   41,467           56,549           28,512           1,751

 Net realized and unrealized
  gain (loss) on investments:
 Net unrealized appreciation
  (depreciation) from
  investments                           16,502          160,149           (1,654)         34,400


 Net realized gain (loss)
  from investments                       4,037           68,230              119          10,299

                              -------------------------------------------------------------------
 Net realized and unrealized
  gain (loss) from
  investments                           20,539          228,379           (1,535)         44,699
                              -------------------------------------------------------------------

Net increase (decrease) in
 net assets resulting from
 operations                            $62,006         $284,928          $26,977         $46,450
                               ===================================================================

    See accompanying notes.

               Canada Life of New York Variable Annuity Account 1

                          Year ended December 31, 1999



                                        Fidelity VIP Series (continued)
                                        -------------------------------

                                   Index                          Growth
                                    500         Contrafund      Opportunities
                                    Sub-           Sub-            Sub-
                                  account        account          account
                              ---------------------------------------------------
Net investment income:
 Dividend income                  $ 10,037        $ 2,324           $ 1,700
 Less mortality and expense
  risk charges (Note 6)              9,111          1,009             1,203
                              ---------------------------------------------------
Net investment income                  926          1,315               497

 Net realized and unrealized
  gain (loss) on investments:
 Net unrealized appreciation
  (depreciation) from
  investments                      102,343         19,325               (49)
  Net realized gain (loss)
  from investments                  16,767         11,047             1,022
                              ---------------------------------------------------
 Net realized and unrealized
  gain (loss) from
  investments                      119,110         30,372               973
                              ---------------------------------------------------

Net increase (decrease) in
 net assets resulting from
 operations                       $120,036        $31,687            $1,470
                              ===================================================

        See accompanying notes.

              Canada Life of New York Variable Annuity Account 1

                         Year ended December 31, 1999


                                         Seligman Portfolio Series
                                         -------------------------

                                   Communications
                                   and Information           Frontier
                                     Sub-account            Sub-account
                                   ----------------------------------------
Net investment income:
 Dividend income                        $183,876                $     -
 Less mortality and expense
  risk charges (Note 6)                   11,273                  3,278

Net investment income                    172,603                 (3,278)
                                   ----------------------------------------
Net realized and unrealized
 gain (loss) on investments:
 Net unrealized appreciation
  (depreciation) from
  investments                            245,208                 11,115
 Net realized gain (loss) from
  investments                            144,638                    (56)
                                   ----------------------------------------
 Net realized and unrealized
  gain (loss) from
  investments                            389,846                 11,059
                                   ----------------------------------------

Net increase (decrease) in
net assets resulting from
operations                              $562,449                $ 7,781
                                   ========================================

See accompanying notes.

              Canada Life of New York Variable Annuity Account 1

                         Year ended December 31, 1999



                                                         Alger American Series
                                                         ---------------------

                                       Small                                                        Leveraged
                                   Capitalization          Growth               MidCap               AllCap
                                    Sub-account          Sub-account          Sub-account          Sub-account
                                 -------------------------------------------------------------------------------
Net investment income:
 Dividend income                        $22,678             $ 64,284             $ 12,036             $ 10,658
 Less mortality and expense
  risk charges (Note 6)                   2,584                9,603                1,103                2,190
                                 -------------------------------------------------------------------------------
Net investment income                    20,094               54,681               10,933                8,468

Net realized and unrealized
 gain (loss) on investments:
Net unrealized appreciation
 (depreciation) from
 investments                             51,097              106,737               11,283               73,571
Net realized gain (loss) from
 investments                              1,688               24,787                  190               19,253
                                 -------------------------------------------------------------------------------
Net realized and unrealized
 gain (loss) from
 investments                             52,785              131,524               11,473               92,824
                                 -------------------------------------------------------------------------------

Net  increase (decrease) in
net assets resulting from
operations                              $72,879             $186,205              $22,406               $101,292
                                 =================================================================================

See accompanying notes.

              Canada Life of New York Variable Annuity Account 1

                         Year ended December 31, 1999



                                                                   Dreyfus Series
                                                                   --------------
                                                 Growth               Socially             Capital
                                               and Income           Responsible          Appreciation
                                               Sub-account          Sub-account          Sub-account*
                                           ---------------------------------------------------------------
Net investment income:
 Dividend income                                   $12,551              $ 5,987               $  407
 Less mortality and expense risk charges
  (Note 6)                                           4,004                2,450                  228
                                           ---------------------------------------------------------------
Net investment income                                8,547                3,537                  179

Net realized and unrealized gain (loss)
 on investments:
 Net unrealized appreciation
  (depreciation) from investments                   29,478               23,705                1,624
 Net realized gain (loss) from
  investments                                        3,560               16,120                    4
                                           ---------------------------------------------------------------
 Net realized and unrealized gain (loss)
  from investments                                  33,038               39,825                1,628
                                           ---------------------------------------------------------------
Net  increase (decrease) in net assets
resulting from operations                          $41,585              $43,362               $1,807
                                           ===============================================================

         See accompanying notes.
         *For the period from May 1, 1999 (commencement of operations) to December 31, 1999

              Canada Life of New York Variable Annuity Account 1

                         Year ended December 31, 1999



                                           Montgomery Series
                                           -----------------

                                      Emerging          Variable Series
                                       Markets              Growth
                                     Sub-account          Sub-account
                                   ---------------------------------------
Net investment income
(loss):
 Dividend income                         $    12                 $649
 Less mortality and expense
  risk charges (Note 6)                      272                1,492
                                   ---------------------------------------
Net investment income (loss)                (260)                (843)

Net realized and unrealized
 gain (loss) on investments:
 Net unrealized appreciation
  (depreciation) from
  investments                             21,463               11,566
 Net realized gain (loss) from
  investments                              2,504                3,440
                                   ---------------------------------------
 Net realized and unrealized
  gain (loss) from
  investments                             23,967               15,006
                                   ---------------------------------------

Net  increase (decrease) in
net assets resulting from
operations                               $23,707              $14,163
                                   =======================================

             See accompanying notes.

              Canada Life of New York Variable Annuity Account 1

                         Year ended December 31, 1999



                                                Berger Series
                                                -------------

                                      Berger IPT             Small
                                    International        Company Growth        All Series
                                     Sub-account          Sub-account*          Combined
                              -------------------------------------------------------------
Net investment income
(loss):
 Dividend income                          $  315              $     -         $  661,152
 Less mortality and expense
  risk charges (Note 6)                      399                  190             95,529
                              -------------------------------------------------------------
Net investment income (loss)                 (84)                (190)           565,623

Net realized and unrealized
 gain (loss) on investments:
 Net unrealized appreciation
  (depreciation) from
  investments                              9,034               23,753            949,971
 Net realized gain (loss) from
  investments                                563                   25            336,210
                              -------------------------------------------------------------
 Net realized and unrealized
  gain (loss) from
  investments                              9,597               23,778          1,286,181
                              -------------------------------------------------------------

Net  increase (decrease) in
net assets resulting from
operations                                $9,513              $23,588         $1,851,804
                              =============================================================

    See accompanying notes.
        *For the period from May 1, 1999 (commencement of operations) to December 31, 1999

               Canada Life of New York Variable Annuity Account 1

                       Statement of Changes in Net Assets

                          Year ended December 31, 1999


                                                        CLASF Series
                                                        ------------

                             Money                                                               International
                             Market        Managed         Bond          Equity        Capital      Equity
                              Sub-           Sub-          Sub-           Sub-          Sub-         Sub-
                             account       account       account        account       account      account
                           ------------------------------------------------------------------------------------
Operations:
 Net investment income
   (loss)                  $   16,871    $   27,238    $   9,937    $   11,198   $   60,122    $   34,853
 Unrealized appreciation
  (depreciation) from
  investments                       -       (10,379)     (10,834)         (495)         710        20,319


 Net realized gain (loss)
  from investments                  -          (494)      (5,983)        7,281         (423)        7,592

                           ------------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets resulting
  from operations              16,871        16,365       (6,880)       17,984       60,409        62,764



Capital transactions:
 Net increase (decrease)
  from unit transactions
  (Note 5)                    582,198        12,892       84,588       (36,478)      51,091        21,946


                           ------------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets arising
  from capital transactions   582,198        12,892       84,588       (36,478)      51,091        21,946


                           ------------------------------------------------------------------------------------


Total increase (decrease)
 in net assets                599,069         29,257      77,708       (18,494)     111,500        84,710


Net assets, beginning of
 year                         425,118        206,997     187,874       115,830       95,107       152,830

                           ------------------------------------------------------------------------------------

Net assets, end of year    $1,024,187       $236,254    $265,582       $97,336     $206,607      $237,540
                           ====================================================================================

See accompanying notes.

              Canada Life of New York Variable Annuity Account 1

                         Year ended December 31, 1999


                                                  Fidelity VIP Series
                                                  -------------------

                               Asset
                              Manager           Growth         High Income          Overseas
                             Sub-account      Sub-account      Sub-account        Sub-account
                           ---------------------------------------------------------------------
Operations:
 Net investment income
    (loss)                   $  41,467         $  56,549         $  28,512        $  1,751
 Unrealized appreciation
  (depreciation) from
  investments                   16,502           160,149            (1,654)         34,400
 Net realized gain (loss)
    from investments             4,037            68,230               119          10,299
                           ---------------------------------------------------------------------
 Net increase (decrease) in
  net assets resulting from
  operations                    62,006           284,928            26,977          46,450



Capital transactions:
 Net increase (decrease)
    from unit transactions
    (Note 5)                   (43,221)          429,927           (21,465)         86,198
                           ---------------------------------------------------------------------
 Net increase (decrease) in
    net assets arising from
    capital transactions       (43,221)          429,927           (21,465)         86,198
                           ---------------------------------------------------------------------

Total increase
    (decrease) in net
     assets                     18,785           714,855             5,512         132,648

Net assets, beginning of year
                               673,193           550,631           374,593          66,686
                            --------------------------------------------------------------------

Net assets, end of year       $691,978        $1,265,486          $380,105        $199,334
                             ===================================================================

 See accompanying notes.

               Canada Life of New York Variable Annuity Account 1

                          Year ended December 31, 1999


                                       Fidelity VIP Series (continued)
                                       -------------------------------

                                  Index                          Growth
                                   500           Contrafund    Opportunities
                               Sub-account      Sub-account     Sub-account
                            ---------------------------------------------------
Operations:
 Net investment income
   (loss)                      $    926        $    1,315        $    497
 Unrealized appreciation
  (depreciation) from
  investments                   102,343            19,325             (49)
 Net realized gain (loss)
  from investments               16,767            11,047           1,022

                            ----------------------------------------------------
 Net increase (decrease) in
  net assets resulting from
  operations                    120,036            31,687           1,470



Capital transactions:
 Net increase (decrease)
  from unit transactions
  (Note 5)                       96,244           39,792           31,585
                            ---------------------------------------------------
 Net increase (decrease) in
  net assets arising from
  capital transactions           96,244           39,792           31,585
                            ---------------------------------------------------

Total increase
 (decrease) in net
 assets                         216,280          71,479            33,055

Net assets, beginning of
 year                          572,334           58,821            58,892

                            --------------------------------------------------

Net assets, end of year       $788,614         $130,300           $91,947
                            =================================================

       See accompanying notes.

               Canada Life of New York Variable Annuity Account 1

                          Year ended December 31, 1999


                                   Seligman Portfolios Series
                                   --------------------------

                                Communications
                               and Information          Frontier
                                 Sub-account           Sub-account
                              ---------------------------------------
Operations:
Net investment income
 (loss)                            $  172,603            $  (3,278)
Unrealized appreciation
 (depreciation) from
 investments                          245,208               11,115
Net realized gain (loss)
 from investments                     144,638                  (56)
                              ---------------------------------------
Net increase (decrease) in
 net assets resulting
 from operations                      562,449                7,781

Capital transactions:
Net increase (decrease)
 from unit transactions
 (Note 5)                             146,662             (107,159)
                              ---------------------------------------
 Net increase (decrease) in
 net assets arising from
 capital transactions                 146,662             (107,159)
                              ---------------------------------------

 Total increase (decrease)
 in net assets                        709,111              (99,378)

Net assets, beginning of
 year                                 683,596              278,100
                              ---------------------------------------

Net assets, end of year            $1,392,707            $ 178,722
                              =======================================

See accompanying notes.

               Canada Life of New York Variable Annuity Account 1

                          Year ended December 31, 1999


                                                          Alger American Series
                                                          ---------------------
                                    Small                                                    Leveraged
                                Capitalization           Growth             MidCap             AllCap
                                 Sub-account          Sub-account         Sub-account       Sub-account
                           -------------------------------------------------------------------------------
Operations:
Net investment income
 (loss)                             $ 20,094             $ 54,681            $ 10,933          $  8,468
Unrealized appreciation
 (depreciation) from
 investments                          51,097              106,737              11,283            73,571
Net realized gain (loss)
 from investments                      1,688               24,787                 190            19,253

                           -------------------------------------------------------------------------------
Net increase (decrease)
 in net assets resulting
 from operations                      72,879              186,205              22,406           101,292


Capital transactions:
Net increase (decrease)
 from unit transactions
 (Note 5)                             15,239               25,924               8,080            83,002
                           -------------------------------------------------------------------------------
Net increase (decrease) in
 net assets arising from
 capital transactions                 15,239               25,924               8,080            83,002
                           -------------------------------------------------------------------------------

Total increase (decrease)
 in net assets                        88,118              212,129              30,486           184,294

Net assets, beginning of
 year                                155,064              569,480              73,174           120,352
                           -------------------------------------------------------------------------------

Net assets, end of year             $243,182             $781,609            $103,660          $304,646
                           ===============================================================================

See accompanying notes.

               Canada Life of New York Variable Annuity Account 1

                          Year ended December 31, 1999


                                                    Dreyfus Series
                                                    --------------

                                 Growth and             Socially              Capital
                                   Income             Responsible          Appreciation
                                 Sub-account          Sub-account          Sub-account*
                              ---------------------------------------------------------------
Operations:
Net investment income
 (loss)                              $  8,547             $  3,537               $   179
Unrealized appreciation
 (depreciation) from
 investments                           29,478               23,705                 1,624
Net realized gain (loss)
 from investments                       3,560               16,120                     4
                              ---------------------------------------------------------------
 Net increase (decrease)
  in net assets resulting
  from operations                      41,585               43,362                 1,807

Capital transactions:
Net increase (decrease)
 from unit transactions
 (Note 5)                              65,474              (31,812)               43,761
                              ---------------------------------------------------------------
Net increase (decrease) in
 net assets arising
 from capital transactions             65,474              (31,812)               43,761
                              ---------------------------------------------------------------

Total increase (decrease)
 in net assets                        107,059               11,550                45,568

Net assets, beginning of
 year                                 227,686              167,492                     -
                              ---------------------------------------------------------------

Net assets, end of year              $334,745             $179,042               $45,568
                              ===============================================================

See accompanying notes.
*For the period from May 1, 1999 (commencement of operations) to December 31,
 1999

               Canada Life of New York Variable Annuity Account 1

                          Year ended December 31, 1999


                                          Montgomery Series
                                          -----------------

                                      Emerging     Variable Series
                                       Markets         Growth
                                    Sub-account      Sub-account
                                  ----------------------------------
Operations:
Net investment income
 (loss)                                   $   (260)       $   (843)
Unrealized appreciation
 (depreciation) from
 investments                                21,463          11,566
Net realized gain (loss)
 from investments                            2,504           3,440

                                  ----------------------------------
 .Net increase (decrease) in
  net assets resulting from
  operations                                23,707          14,163

Capital transactions:
Net increase (decrease)
 from unit transactions
 (Note 5)                                  111,030         (62,478)
                                  ----------------------------------
Net increase (decrease)
 in net assets arising
 from capital transactions                 111,030         (62,478)
                                  ----------------------------------

Total increase (decrease)
 in net assets                             134,737         (48,315)

Net assets, beginning of
 year                                        5,026         114,103
                                  ----------------------------------

Net assets, end of year                   $139,763        $ 65,788
                                  ==================================

See accompanying notes.

              Canada Life of New York Variable Annuity Account 1

                         Year ended December 31, 1999




                                                Berger Series
                                                --------------

                                      Berger IPT                Small
                                    International           Company Growth          All Series
                                     Sub-account             Sub-account*           Combined
                                -------------------------------------------------------------------
Operations:
 Net investment income
  (loss)                             $       (84)            $      (190)           $    565,623
 Net unrealized appreciation
  (depreciation) from
  investments                              9,034                  23,753                 949,971
 Net realized gain (loss)
  from Investments                           563                      25                 336,210
                                 ------------------------------------------------------------------
 Net  increase (decrease) in
  net assets resulting from
  operations                               9,513                  23,588               1,851,804

Capital transactions
 Net increase (decrease)
 (Note 5)                                 31,587                  85,256               1,749,863
                                 ------------------------------------------------------------------
 Net increase (decrease)in
  net assets arising from
  capital transactions                    31,587                  85,256               1,749,863
                                 ------------------------------------------------------------------
 Total increase (decrease)
  in net assets                           41,000                 108,844               3,601,667

 Net assets, beginning of
  year                                    16,953                       -               5,949,932
                                 ------------------------------------------------------------------
 Net assets, end of year                 $58,053                $108,844              $9,551,599
                                 ==================================================================


See accompanying notes.
*For the period from May 1, 1999 (commencement of operations) to December 31, 1999

              Canada Life of New York Variable Annuity Account 1

                      Statement of Changes in Net Assets

                         Year ended December 31, 1998


                                                              CLASF Series
                                                              ------------
                               Money                                                                  International
                               Market         Managed       Bond                                         Equity
                                 Sub-          Sub-         Sub-          Equity         Capital          Sub-
                               account        account      account     Sub-account     Sub-account       account
                             ---------------------------------------------------------------------------------------
Operations:
 Net investment income
  (loss)                       $   7,633      $ 16,884     $  7,386    $  3,197        $ 11,803       $  8,757
 Unrealized appreciation
  (depreciation) from
  investments                          -        (8,847)      (6,756)     (6,286)          3,913          6,937
 Net realized gain (loss)
  from investments                     -           763        9,734        (214)          9,616         (3,065)
                             ---------------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets resulting
  from operations                  7,633         8,800       10,364      (3,303)         25,332         12,629



Capital transactions:
 Net increase (decrease)
  from unit transactions
  (Note 5)                       266,976       (23,949)     161,666       2,191         (46,118)         9,697
                             ---------------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets arising
  from capital transactions      266,976       (23,949)     161,666       2,191         (46,118)         9,697
                             ---------------------------------------------------------------------------------------

 Total increase (decrease)
 in net assets                   274,609       (15,149)     172,030      (1,112)        (20,786)        22,326

 Net assets, beginning of
  year                           150,509       222,146       15,844     116,942         115,893        130,504

                             ---------------------------------------------------------------------------------------

 Net assets, end of year        $425,118      $206,997     $187,874    $115,830        $ 95,107       $152,830
                             =======================================================================================

See accompanying notes.

              Canada Life of New York Variable Annuity Account 1

                         Year ended December 31, 1998


                                                           Fidelity VIP Series
                                                           -------------------

                                     Asset
                                    Manager            Growth           High Income          Overseas
                                  Sub-account        Sub-account        Sub-account         Sub-account
                               --------------------------------------------------------------------------
Operations:
 Net investment income
    (loss)                        $  56,791          $  50,089          $  34,182           $   4,971
 Unrealized appreciation
  (depreciation) from
  investments                        14,374             75,863            (26,795)               (981)
 Net realized gain (loss)
  from investments                    3,091             35,230            (46,725)              4,460
                              ---------------------------------------------------------------------------
 Net increase (decrease) in
  net assets resulting from
  operations                         74,256            161,182            (39,338)              8,450

Capital transactions:
 Net increase (decrease)
  from unit transactions
  (Note 5)                          164,752            (60,011)           104,021             (21,509)
                              ---------------------------------------------------------------------------
 Net increase (decrease) in
    net assets arising from
    capital transactions            164,752            (60,011)           104,021             (21,509)
                              ---------------------------------------------------------------------------

 Total increase
  (decrease) in net
  assets                            239,008            101,171             64,683             (13,059)

 Net assets, beginning of
  year                              434,185            449,460            309,910              79,745
                              ---------------------------------------------------------------------------

 Net assets, end of year           $673,193           $550,631           $374,593             $66,686
                              ===========================================================================

See accompanying notes.

              Canada Life of New York Variable Annuity Account 1

                         Year ended December 31, 1998


                                           Fidelity VIP Series (continued)
                                           -------------------------------

                                    Index                                  Growth
                                     500             Contrafund         Opportunities
                                 Sub-account        Sub-account*        Sub-account*
                             ----------------------------------------------------------
Operations:
 Net investment income
   (loss)                         $   3,417          $    (116)           $     (98)
 Unrealized appreciation
  (depreciation) from
  investments                        75,151              5,708                4,344
 Net realized gain (loss)
  from investments                   34,153                773                    -
                              ----------------------------------------------------------
 Net increase (decrease) in
  net assets resulting from
  operations                        112,721              6,365                4,246

Capital transactions:
 Net increase (decrease)
  from unit transactions
  (Note 5)                          298,966             52,456               54,646
                              ----------------------------------------------------------
 Net increase (decrease) in
  net assets arising from
  capital transactions              298,966             52,456               54,646
                             -----------------------------------------------------------

 Total increase
  (decrease) in net
  assets                            411,687             58,821               58,892

 Net assets, beginning of
  year                              160,647                  -                    -
                             ----------------------------------------------------------
 Net assets, end of year           $572,334            $58,821              $58,892
                             ==========================================================

 See accompanying notes.
 *For the period from May 1, 1998 (commencement of operations) to December 31, 1998

              Canada Life of New York Variable Annuity Account 1

                         Year ended December 31, 1998


                                     Seligman Portfolios Series
                                     --------------------------

                                  Communications
                                  and Information          Frontier
                                    Sub-account           Sub-account
                              -------------------------------------------
Operations:
 Net investment income
   (loss)                          $  19,490              $  (4,598)
 Unrealized appreciation
  (depreciation) from
  investments                        176,948                 23,005
  Net realized gain (loss)
  from investments                    (5,015)               (19,311)
                               -------------------------------------------
 Net increase (decrease)
  in net assets resulting
  from operations                    191,423                   (904)

Capital transactions:
 Net increase (decrease)
  from unit transactions
  (Note 5)                            57,524                 10,242
                              -------------------------------------------
 Net increase (decrease)
  in net assets arising
  from capital transactions           57,524                 10,242
                              -------------------------------------------

 Total increase (decrease)
  in net assets                      248,947                  9,338

 Net assets, beginning of
  year                               434,649                268,762
                              -------------------------------------------
 Net assets, end of year            $683,596               $278,100
                              ===========================================

See accompanying notes.

              Canada Life of New York Variable Annuity Account 1

                         Year ended December 31, 1998


                                           Alger American Series
                                           ---------------------
                                   Small                                                     Leveraged
                              Capitalization            Growth              MidCap             AllCap
                                Sub-account          Sub-account         Sub-account        Sub-account
                           -------------------------------------------------------------------------------
Operations:
 Net investment income
   (loss)                         $  11,401            $  61,767           $  7,089           $   1,528
 Unrealized appreciation
  (depreciation) from
  investments                         6,195               95,276             10,628              15,633
 Net realized gain (loss)
  from investments                   (1,279)              45,786             (1,879)              3,544
                           -------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets resulting
  from operations                    16,317              202,829             15,838              20,705

Capital transactions:
 Net increase (decrease)
  from unit transactions
  (Note 5)                           89,024              192,309             21,462              77,987
                           -------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets arising
  from capital transactions          89,024              192,309             21,462              77,987
                           -------------------------------------------------------------------------------

 Total increase (decrease)
  in net assets                     105,341              395,138             37,300              98,692

 Net assets, beginning of
  year                               49,723              174,342             35,874              21,660
                           ------------------------------------------------------------------------------
  Net assets, end of year          $155,064             $569,480            $73,174            $120,352
                           =================================================================================

See accompanying notes.

              Canada Life of New York Variable Annuity Account 1

                         Year ended December 31, 1998



                                          Dreyfus Series
                                          --------------

                                  Growth and            Socially
                                    Income             Responsible
                                 Sub-account           Sub-account
                             -----------------------------------------
Operations:
 Net investment income
   (loss)                            $  2,430              $  4,800
 Unrealized appreciation
  (depreciation) from
  investments                          14,706                21,020
 Net realized gain (loss)
  from investments                       (264)                4,155
                              -----------------------------------------
 Net increase (decrease)
  in net assets resulting
  from operations                      16,872                29,975


Capital transactions:
 Net increase (decrease)
  from unit transactions
  (Note 5)                            116,188                74,114
                              -----------------------------------------
  Net increase (decrease)
  in net assets arising
  from capital transactions           116,188                74,114
                              -----------------------------------------
Total increase (decrease)
 in net assets                        133,060               104,089

Net assets, beginning of
 year                                  94,626                63,403
                             -----------------------------------------

Net assets, end of year              $227,686              $167,492
                             =========================================

See accompanying notes.

              Canada Life of New York Variable Annuity Account 1

                         Year ended December 31, 1998


                                         Montgomery Series
                                         -----------------

                                   Emerging           Variable Series
                                   Markets                Growth
                                 Sub-account            Sub-account
                              -----------------------------------------
Operations:
 Net investment income
   (loss)                           $   (167)              $   (556)
 Unrealized appreciation
  (depreciation) from
  investments                         (1,407)                 2,092
 Net realized gain (loss)
  from investments                    (6,293)                    33
                              -----------------------------------------
 .Net increase (decrease)
 in net assets resulting
 from operations                      (7,867)                 1,569

Capital transactions:
 Net increase (decrease)
  from unit transactions
  (Note 5)                            (5,331)                12,092
                              -----------------------------------------
 Net increase (decrease)
  in net assets arising
  from capital transactions           (5,331)                12,092
                              -----------------------------------------
Total increase (decrease)
 in net assets                       (13,198)                13,661

Net assets, beginning of
 year                                 18,224                100,442
                              -----------------------------------------

Net assets, end of year             $  5,026               $114,103
                              =========================================

See accompanying notes.

              Canada Life of New York Variable Annuity Account 1

                         Year ended December 31, 1998



                                Berger Series
                                -------------

                                 Berger IPT
                                International        All Series
                                Sub-account*          Combined
                             ---------------------------------------
Operations:
 Net investment income
   (loss)                             $    92         $  308,172
 Unrealized appreciation
  (depreciation) from
  investments                             686            501,407
 Net realized gain (loss)
  from investments                     (1,958)            65,335
                             ---------------------------------------
 Net increase (decrease)
  in net assets resulting
  from operations                      (1,180)           874,914

Capital transactions:
 Net increase (decrease)
  from unit transactions
  (Note 5)                             18,133          1,627,528
                             ---------------------------------------
 Net increase (decrease)
  in net assets arising
  from capital transactions            18,133          1,627,528
                             ---------------------------------------
 Total increase (decrease)
 in net assets                         16,953          2,502,442


Net assets, beginning of
 year                                       -          3,447,490
                             ---------------------------------------

Net assets, end of year               $16,953         $5,949,932
                             =======================================

 See accompanying notes.
 *For the period from May 1, 1998 (commencement of operations) to December 31, 1998

              Canada Life of New York Variable Annuity Account 1

                         Notes to Financial Statements

                               December 31, 1999

1. Organization

Canada Life of New York Variable Annuity Account 1 ("Variable Annuity Account 1") was established on September 13, 1989 as a separate investment account of Canada Life Insurance Company of New York ("CLNY") to receive and invest premium payments under variable annuity policies issued by CLNY. Variable Annuity Account 1 is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The assets of Variable Annuity Account 1 are invested in either the shares of Canada Life of America Series Fund, Inc. (the "Series Fund"), a diversified, open-end, management investment company, or in Fidelity Investments Variable Insurance Products Fund ("Fidelity"), a Massachusetts Business Trust organized as an open-end, diversified management investment company, in Seligman Portfolios, Inc. ("Seligman"), a diversified, open-end, management investment company, in Dreyfus Variable Investment Fund ("Dreyfus"), a diversified, open-end, management investment company, in Alger American Fund ("Alger"), a diversified, open-end, management investment company, in the Montgomery Funds III ("Montgomery"), a Delaware Business Trust organized as a diversified, open-end management investment company or in Berger, a diversified, open-end management investment company. Variable Annuity Account 1 commenced operations on December 4, 1989, with the exception of the CLASF Capital Series which commenced operations on April 23, 1993, the Fidelity Series which commenced operations on May 1, 1994, the Seligman Portfolios Series which commenced operations on May 1, 1995, the Alger American Series and the Dreyfus Series which commenced operations on May 1, 1996, and the Montgomery Series which commenced operations on April 1, 1997.

The assets of Variable Annuity Account 1 are the property of CLNY. The portion of Variable Annuity Account 1 assets applicable to the policies will not be charged with liabilities arising out of any other business CLNY may conduct.

The Company intends to discontinue offering the Canada Life of America Series Fund during 2000. Current investments in the Series Fund will be replaced with new investment options.

2. Significant Accounting Policies

Investments

Investments in shares of the Series Fund, Fidelity, Seligman, Alger, Dreyfus, Montgomery, and Berger are valued at the reported net asset values of the respective Sub-account portfolios. Realized gains and losses are computed on the basis of average cost. The difference between cost and current market value of investments owned is recorded as an unrealized gain or loss on investments.

Dividends

Dividends are recorded on the ex-dividend date and reflect the dividends declared by the Series Fund, Fidelity, Seligman, Alger, Dreyfus, Montgomery, and Berger from their accumulated net investment income and net realized investment gains. Dividends in the Money Market Sub-account are declared daily and paid quarterly. Dividends in all other Sub-accounts are declared and paid annually. Dividends paid to Variable Annuity Account 1 are reinvested in additional shares of the respective Sub-accounts at the net asset value per share.

              Canada Life of New York Variable Annuity Account 1

                         Notes to Financial Statements

                               December 31, 1999

2. Significant Accounting Policies (continued)

Federal Income Taxes

Variable Annuity Account 1 is not taxed separately because the operations of Variable Annuity Account 1 will be included in the federal income tax return of CLNY, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code.

3. Investments

The investments held by Variable Annuity Account 1 as at December 31, 1999 are as follows:

                                                   Number of        Market           Market
                                                    Shares           Price            Value              Cost
                                              ---------------------------------------------------------------------
CLASF Series
------------
Money Market Sub-account                            97,806          $ 10.00         $  978,060       $  978,060
Managed Sub-account                                 18,302            11.31            206,996          230,484
Bond Sub-account                                    25,125            10.07            253,009          271,018
Equity Sub-account                                   5,638            15.08             85,021           87,317
Capital Sub-account                                  7,276            18.05            131,332          118,834
International Equity Sub-account                    13,436            14.92            200,465          188,618
Fidelity VIP Series
-------------------
Asset Manager Sub-account                            37,027           18.67            691,294          610,887
Growth Sub-account                                   23,566           54.93          1,294,480          992,815
High Income Sub-account                              33,334           11.31            377,008          377,899
Overseas Sub-account                                  7,279           27.44            199,736          162,251
Index 500 Sub-account                                 4,751          167.41            795,365          601,024
Contrafund Sub-account                                5,065           29.15            147,645          122,612
Growth Opportunities Sub-account                      3,969           23.15             91,882           87,587
Seligman Portfolio Series
-------------------------
Communications and Information Sub-account           51,523           26.70          1,375,664        1,027,738
Frontier Sub-account                                  9,871           18.13            178,961          138,751
Alger American Series
---------------------
Small Capitalization Sub-account                      4,370           55.15            241,006          182,546
Growth Sub-account                                   12,154           64.38            782,475          566,152
MidCap Sub-account                                    3,056           32.23             98,495           74,889
Leveraged AllCap Sub-account                          5,434           57.97            315,009          225,839
Dreyfus Series
--------------
Growth and Income Sub-account                        14,029           25.48            357,459          312,613
Socially Responsible Sub-account                      4,585           39.07            179,136          132,149
Capital Appreciation                                  1,143           39.87             45,571           43,947
Montgomery Series
-----------------
Emerging Markets Sub-account                         12,914           10.86            140,246          123,306
Variable Series Growth Sub-account                    3,578           18.39             65,799           56,754
Berger Series
-------------
Berger IPT International Sub-account                  3,908           14.63             57,174           47,454
Small Company Growth                                  4,630           23.51            108,851           85,098
                                                                                 ----------------------------------
                                                                                    $9,398,139       $7,846,642
                                                                                 ==================================

              Canada Life of New York Variable Annuity Account 1

                         Notes to Financial Statements

                               December 31, 1999


4. Security Purchases and Sales

The aggregate cost of purchases of investments are presented below:

                                                                     Aggregate Cost
                                                                      of Purchases
                                                                --------------------------
           CLASF Series
           ------------
           Money Market Sub-account                                         $1,780,273
           Managed Sub-account                                                  36,393
           Bond Sub-account                                                    444,439
           Equity Sub-account                                                   46,407
           Capital Sub-account                                                  76,437
           International Equity Sub-account                                    104,811
           Fidelity VIP Series
           -------------------
           Asset Manager Sub-account                                            67,833
           Growth Sub-account                                                  760,909
           High Income Sub-account                                             151,292
           Overseas Sub-account                                                181,462
           Index 500 Sub-account                                               159,806
           Contrafund Sub-account                                              159,583
           Growth Opportunities Sub-account                                     54,329
           Seligman Portfolio Series
           -------------------------
           Communications and Information Sub-account                          811,373
           Frontier Sub-account                                                 53,771
           Alger American Series
           ---------------------
           Small Capitalization Sub-account                                    119,783
           Growth Sub-account                                                  218,765
           MidCap Sub-account                                                   19,327
           Leveraged AllCap Sub-account                                        210,842
           Dreyfus Series
           --------------
           Growth and Income Sub-account                                       133,990
           Socially Responsible Sub-account                                     45,297
           Capital Appreciation Sub-account                                     44,170
           Montgomery Series
           -----------------
           Emerging Markets Sub-account                                        133,382
           Variable Series Growth Sub-account                                    4,223
           Berger Series
           -------------
           Berger IPT International Sub-account                                 37,735
           Berger Small Company Growth                                          85,366
                                                                --------------------------
                                                                            $5,941,998
                                                                ==========================

              Canada Life of New York Variable Annuity Account 1

                         Notes to Financial Statements

                               December 31, 1999


4. Security Purchases and Sales (continued)

The proceeds from sales of investments are presented below:

                                                                        Proceeds
                                                                      from Sales
                                                                --------------------------
           CLASF Series
           ------------
           Money Market Sub-account                                         $1,182,603
           Managed Sub-account                                                   6,963
           Bond Sub-account                                                    354,069
           Equity Sub-account                                                   79,755
           Capital Sub-account                                                  27,305
           International Equity Sub-account                                     74,650
           Fidelity VIP Series
           -------------------
           Asset Manager Sub-account                                            73,429
           Growth Sub-account                                                  272,599
           High Income Sub-account                                             121,843
           Overseas Sub-account                                                 93,532
           Index 500 Sub-account                                                86,124
           Contrafund Sub-account                                               99,109
           Growth Opportunities Sub-account                                     22,336
           Seligman Portfolio Series
           -------------------------
           Communications and Information Sub-account                          540,567
           Frontier Sub-account                                                188,705
           Alger American Series
           ---------------------
           Small Capitalization Sub-account                                     85,633
           Growth Sub-account                                                  191,659
           MidCap Sub-account                                                    5,981
           Leveraged AllCap Sub-account                                        102,012
           Dreyfus Series
           --------------
           Growth and Income Sub-account                                        60,423
           Socially Responsible Sub-account                                     74,377
           Capital Appreciation Sub-account                                        227
           Montgomery Series
           -----------------
           Emerging Markets Sub-account                                         22,289
           Variable Series Growth Sub-account                                   68,178
           Berger Series
           -------------
           Berger IPT International Sub-account                                  8,442
           Berger Small Company Growth Sub-account                                 293
                                                                --------------------------
                                                                            $3,843,103
                                                                ==========================

              Canada Life of New York Variable Annuity Account 1

                         Notes to Financial Statements

                               December 31, 1999

5. Summary of Changes from Unit Transactions

The following table represents a summary of changes from unit transactions attributable to contract holders for the periods indicated. The Dreyfus Capital Appreciation and Berger Small Company Growth portfolios commenced operations on May 1, 1999.


                                                                           Year ended December 31, 1999
     CLASF Series                                                             Units         Amount
     -----------                                                       -------------------------------------
       Money Market Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                               108,132       $1,593,921
        Terminated contracts and net transfers out                            (64,898)      (1,011,723)
                                                                       -------------------------------------
                                                                               43,234          582,198
       Managed Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                                   735           16,322
        Terminated contracts and net transfers out                               (165)          (3,430)
                                                                       -------------------------------------
                                                                                  570           12,892
       Bond Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                                23,512          394,602
        Terminated contracts and net transfers out                            (18,293)        (310,014)
                                                                       -------------------------------------
                                                                                5,219           84,588
       Equity Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                                   135            4,061
        Terminated contracts and net transfers out                             (1,572)         (40,539)
                                                                       -------------------------------------
                                                                               (1,437)         (36,478)
       Capital Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                                 1,699           53,116
        Terminated contracts and net transfers out                                (92)          (2,025)
                                                                       -------------------------------------
                                                                                1,607           51,091
       International Equity Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                                 6,815          118,501
        Terminated contracts and net transfers out                             (5,867)         (96,555)
                                                                       ------------------------------------
                                                                                  948           21,946

              Canada Life of New York Variable Annuity Account 1

                         Notes to Financial Statements

                               December 31, 1999

5. Summary of Changes from Unit Transactions (continued)


                                                                      Year ended December 31, 1999
Fidelity VIP Series                                                     Units              Amount
-------------------                                                 ---------------------------------
       Asset Manager Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                             615              17,160
        Terminated contracts and net transfers out                       (2,133)            (60,381)
                                                                    ----------------------------------
                                                                         (1,518)            (43,221)
       Growth Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                           8,924             599,545
        Terminated contracts and net transfers out                       (2,495)           (169,618)
                                                                    ----------------------------------
                                                                          6,429             429,927
       High Income Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                           3,667             131,978
        Terminated contracts and net transfers out                       (4,208)           (153,443)
                                                                    ----------------------------------
                                                                           (541)            (21,465)
       Overseas Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                           4,143             105,346
        Terminated contracts and net transfers out                         (823)            (19,148)
                                                                    ----------------------------------
                                                                          3,320              86,198
       Index 500 Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                           1,661             275,095
        Terminated contracts and net transfers out                       (1,072)           (178,851)
                                                                    ----------------------------------
                                                                            589              96,244
       Contrafund Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                           6,360             172,270
        Terminated contracts and net transfers out                       (4,519)           (132,478)
                                                                    ----------------------------------
                                                                          1,841              39,792
       Growth Opportunities Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                           2,138              52,606
        Terminated contracts and net transfers out                         (865)            (21,021)
                                                                    ----------------------------------
                                                                          1,273              31,585

              Canada Life of New York Variable Annuity Account 1

                         Notes to Financial Statements

                               December 31, 1999

5. Summary of Changes from Unit Transactions (continued)


                                                                      Year ended December 31, 1999
Seligman Portfolio Series                                               Units             Amount
-------------------------                                           ---------------------------------
       Communications and Information Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                          20,190             655,130
        Terminated contracts and net transfers out                      (17,091)           (508,468)
                                                                    ----------------------------------
                                                                          3,099             146,662
       Frontier Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                          10,918             187,103
        Terminated contracts and net transfers out                      (17,403)           (294,262)
                                                                    ---------------------------------
                                                                         (6,485)           (107,159)
Alger American Series
---------------------
       Small Capitalization Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                           2,156             121,239
        Terminated contracts and net transfers out                       (1,827)           (106,000)
                                                                    ---------------------------------
                                                                            329              15,239
       Growth Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                           4,884             343,165
        Terminated contracts and net transfers out                       (4,521)           (317,241)
                                                                    ---------------------------------
                                                                            363              25,924
       MidCap Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                             227               8,490
        Terminated contracts and net transfers out                          (13)               (410)
                                                                    ---------------------------------
                                                                            214               8,080
       Leveraged AllCap Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                           6,034             280,507
        Terminated contracts and net transfers out                       (4,517)           (197,505)
                                                                    ---------------------------------
                                                                          1,517              83,002

              Canada Life of New York Variable Annuity Account 1

                         Notes to Financial Statements

                               December 31, 1999

5. Summary of Changes from Unit Transactions (continued)


                                                                      Year ended December 31, 1999
Dreyfus Series                                                         Units              Amount
--------------                                                      ---------------------------------
       Growth and Income Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                          5,387              160,482
        Terminated contracts and net transfers out                      (3,187)             (95,008)
                                                                    ---------------------------------
                                                                         2,200               65,474
       Socially Responsible Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                            894               34,375
        Terminated contracts and net transfers out                      (1,707)             (66,187)
                                                                    ---------------------------------
                                                                          (813)             (31,812)
       Capital Appreciation Sub-account (from May 1, 1999)
       Accumulation Units:
        Contract purchases and net transfers in                          2,024               75,717
        Terminated contracts and net transfers out                        (855)             (31,956)
                                                                    ---------------------------------
                                                                         1,169               43,761
Montgomery Series
-----------------
       Emerging Markets Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                         12,718              111,049
        Terminated contracts and net transfers out                          (2)                 (19)
                                                                    ----------------------------------
                                                                        12,716              111,030
       Variable Series Growth Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                             95                1,653
        Terminated contracts and net transfers out                      (3,707)             (64,131)
                                                                    ---------------------------------
                                                                        (3,612)             (62,478)
Berger Series
-------------
       Berger IPT International Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                          9,097              108,243
        Terminated contracts and net transfers out                      (6,588)             (76,656)
                                                                    ---------------------------------
                                                                         2,509               31,587

       Small Company Growth Sub-account (from May 1, 1999)
       Accumulation Units:
        Contract purchases and net transfers in                          4,871               85,270
        Terminated contracts and net transfers out                          (1)                 (14)
                                                                    ---------------------------------
                                                                         4,870               85,256
                                                                    ---------------------------------

       Net increase from unit transactions                                               $1,749,863
                                                                                 =====================

              Canada Life of New York Variable Annuity Account 1

                         Notes to Financial Statements

                               December 31, 1999

5. Summary of Changes from Unit Transactions

The following table represents a summary of changes from unit transactions attributable to contract holders for the periods indicated. The Fidelity Contrafund, Growth Opportunities and Berger IPT International portfolios commenced operations on May 1, 1998.


                                                                      Year ended December 31, 1998
CLASF Series                                                            Units             Amount
------------                                                        ---------------------------------
       Money Market Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                          114,440        $ 1,349,241
        Terminated contracts and net transfers out                       (93,930)        (1,082,265)
                                                                    ---------------------------------
                                                                          20,510            266,976
       Managed Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                            1,268             26,334
        Terminated contracts and net transfers out                        (2,397)           (50,283)
                                                                    ---------------------------------
                                                                          (1,129)           (23,949)
       Bond Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                           11,036            232,755
        Terminated contracts and net transfers out                        (1,367)           (71,089)
                                                                    ---------------------------------
                                                                           9,669            161,666
       Equity Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                            2,391             56,747
        Terminated contracts and net transfers out                        (2,500)           (54,556)
                                                                    ---------------------------------
                                                                            (109)             2,191
       Capital Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                              946             12,432
        Terminated contracts and net transfers out                        (2,872)           (58,550)
                                                                    ---------------------------------
                                                                          (1,926)           (46,118)
       International Equity Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                            1,659             24,918
        Terminated contracts and net transfers out                        (1,164)           (15,221)
                                                                    ---------------------------------
                                                                             495              9,697

               Canada Life of New York Variable Annuity Account 1

                         Notes to Financial Statements

                               December 31, 1999

5. Summary of Changes from Unit Transactions (continued)


                                                                         Year ended December 31, 1998
    Fidelity VIP Series                                                     Units         Amount
    -------------------                                          -------------------------------------------
       Asset Manager Sub-account
       Accumulation Units:
       Contract purchases and net transfers in                              11,301         286,706
       Terminated contracts and net transfers out                           (4,706)       (121,954)
                                                                 -------------------------------------------
                                                                             6,595         164,752
       Growth Sub-account
       Accumulation Units:
       Contract purchases and net transfers in                               5,680         305,937
       Terminated contracts and net transfers out                           (6,796)       (365,948)
                                                                 -------------------------------------------
                                                                            (1,116)        (60,011)
       High Income Sub-account
       Accumulation Units:
       Contract purchases and net transfers in                              13,951         507,685
       Terminated contracts and net transfers out                          (11,506)       (403,664)
                                                                 -------------------------------------------
                                                                             2,445         104,021
       Overseas Sub-account
       Accumulation Units:
       Contract purchases and net transfers in                               1,862          44,389
       Terminated contracts and net transfers out                           (2,833)        (65,898)
                                                                 -------------------------------------------
                                                                              (971)        (21,509)
       Index 500 Sub-account
       Accumulation Units:
       Contract purchases and net transfers in                               2,869         364,655
       Terminated contracts and net transfers out                             (487)        (65,689)
                                                                 -------------------------------------------
                                                                             2,382         298,966
       Contrafund Sub-account (from May 1, 1998)
       Accumulation Units:
       Contract purchases and net transfers in                               3,018          67,920
       Terminated contracts and net transfers out                             (740)        (15,464)
                                                                 -------------------------------------------
                                                                             2,278          52,456
       Growth Opportunities Sub-account (from May 1, 1998)
       Accumulation Units:
       Contract purchases and net transfers in                               2,456          54,646
       Terminated contracts and net transfers out                                -               -
                                                                 -------------------------------------------
                                                                             2,456          54,646

              Canada Life of New York Variable Annuity Account 1

                         Notes to Financial Statements

                               December 31, 1999

5. Summary of Changes from Unit Transactions (continued)


                                                                         Year ended December 31, 1998
    Seligman Portfolio Series                                               Units              Amount
    -------------------------                                      ----------------------------------------
       Communications and Information Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                              15,675             284,374
        Terminated contracts and net transfers out                          (11,682)           (226,850)
                                                                   -----------------------------------------
                                                                              3,993              57,524
       Frontier Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                              10,067             178,598
        Terminated contracts and net transfers out                           (9,169)           (168,356)
                                                                   -----------------------------------------
                                                                                898              10,242
    Alger American Series
    ---------------------
       Small Capitalization Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                               2,231             102,825
        Terminated contracts and net transfers out                             (310)            (13,801)
                                                                   -----------------------------------------
                                                                              1,921              89,024
       Growth Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                               6,356             267,109
        Terminated contracts and net transfers out                           (1,395)            (74,800)
                                                                   -----------------------------------------
                                                                              4,961             192,309
       MidCap Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                               1,390              32,401
        Terminated contracts and net transfers out                             (504)            (10,939)
                                                                   -----------------------------------------
                                                                                886              21,462
       Leveraged AllCap Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                               5,321             155,477
        Terminated contracts and net transfers out                           (2,841)            (77,490)
                                                                   -----------------------------------------
                                                                              2,480              77,987

              Canada Life of New York Variable Annuity Account 1

                         Notes to Financial Statements

                               December 31, 1999

5. Summary of Changes from Unit Transactions (continued)


                                                                          Year ended December 31, 1998
   Dreyfus Series                                                            Units           Amount
   --------------                                                  ----------------------------------------
      Growth and Income Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                             4,800             127,359
        Terminated contracts and net transfers out                           (475)            (11,171)
                                                                   -----------------------------------------
                                                                            4,325             116,188
      Socially Responsible Sub-account
      Accumulation Units:
       Contract purchases and net transfers in                              2,996              86,590
       Terminated contracts and net transfers out                            (473)            (12,476)
                                                                   -----------------------------------------
                                                                            2,523              74,114
   Montgomery Series
   -----------------
      Emerging Markets Sub-account
      Accumulation Units:
       Contract purchases and net transfers in                                  -                  79
       Terminated contracts and net transfers out                            (974)             (5,410)
                                                                   -----------------------------------------

                                                                             (974)             (5,331)
      Variable Series Growth Sub-account
      Accumulation Units:
       Contract purchases and net transfers in                                746              12,102
       Terminated contracts and net transfers out                               -                 (10)
                                                                   -----------------------------------------

                                                                              746              12,092
   Berger Series
   -------------
      Berger IPT International Sub-account (from May 1, 1998)
      Accumulation Units:
       Contract purchases and net transfers in                              7,111              76,963
       Terminated contracts and net transfers out                          (5,586)            (58,830)
                                                                   -----------------------------------------
                                                                            1,525              18,133
                                                                   -----------------------------------------

       Net increase from unit transactions                                                 $1,627,528
                                                                                     =======================

6. Mortality and Expense Risk (M and E) Charges

CLNY assumes mortality and expense risks related to the operations of Variable Annuity Account 1 and deducts a charge equal to an effective annual rate of either 1.25% or 1.40% of the net asset value of each of the Sub-accounts at each valuation period.

              Canada Life of New York Variable Annuity Account 1

                         Notes to Financial Statements

                               December 31, 1999

     7. Net Assets

     Net assets in each Sub-account as at December 31, 1999 consisted of the following:


                                                                                Net Realized     Net Unrealized
                                               Accumulated     Accumulated     Gain (Loss) on     Appreciation
                                   Unit          M and E        Investment           on          (Depreciation)on
Sub-account                    Transactions      Charges          Income         Investments      Investments       Combined
---------------------------------------------------------------------------------------------------------------------------------

CLASF Series
------------
Money  Market                      $  993,001    $ (14,065)        $   45,251               -                  -    $1,024,187
Managed                               141,022      (16,840)           125,633        $  9,927         $  (23,488)      236,254
Bond                                  259,610       (5,696)            26,418           3,259            (18,009)      265,582
Equity                                 26,108      (10,639)            65,167          18,996             (2,296)       97,336
Capital                                55,758      (10,324)           113,396          35,279             12,498       206,607
International Equity                  170,505       (4,733)            55,311           4,610             11,847       237,540
Fidelity VIP Series
-------------------
Asset Manager                         473,719      (29,872)           154,034          13,690             80,407       691,978
Growth                                723,406      (31,270)           141,251         130,434            301,665     1,265,486
High Income                           345,719      (14,252)            85,378         (35,849)              (891)      380,105
Overseas                              139,789       (7,778)            13,577          16,261             37,485       199,334
Index 500                             538,699      (16,618)            20,368          51,824            194,341       788,614
Contrafund                             92,248       (1,125)             2,324          11,820             25,033       130,300
Growth Opportunities                   86,231       (1,301)             1,700           1,022              4,295        91,947
Seligman Portfolio Series
-------------------------
Communications
  and Information                     573,923      (28,787)           340,830         158,815            347,926     1,392,707
Frontier                              133,563      (14,336)            38,504         (19,219)            40,210       178,722
Alger American Series
---------------------
Small Capitalization                  158,237       (5,126)            36,139          (4,528)            58,460       243,182
Growth                                378,786      (16,639)           133,079          70,060            216,323       781,609
MidCap                                 64,619       (3,001)            20,113          (1,677)            23,606       103,660
Leveraged AllCap                      182,783       (3,005)            12,901          22,797             89,170       304,646
Dreyfus Series
--------------
Growth and Income                     266,471       (8,075)            28,389           3,114             44,846       334,745
Socially Responsible                  100,386       (4,277)            14,282          21,664             46,987       179,042
Capital Appreciation                   43,761         (228)               407               4              1,624        45,568
Montgomery Series
-----------------
Emerging Markets                      126,618         (610)                53          (3,238)            16,940       139,763
Variable Series Growth                 49,996       (3,115)             6,389           3,473              9,045        65,788
Berger Series
-------------
IPT International                      49,720         (565)               573          (1,395)             9,720        58,053
Small Company Growth                   85,256         (190)                 -              25             23,753       108,844
                           ------------------------------------------------------------------------------------------------------
                                   $6,259,934    $(252,467)        $1,481,467        $511,168         $1,551,497    $9,551,599
                           ======================================================================================================

     8. Unit Values

     Unit Values as reported are calculated as total net assets divided by total units for each Sub-account.

                       CANADA LIFE INSURANCE COMPANY OF
                                   NEW YORK


                        STATUTORY FINANCIAL STATEMENTS
                               December 31, 1999


                      With Report of Independent Auditors

                               ACTUARY'S REPORT



To the Shareholder, Directors and Policyholders of Canada Life Insurance Company of New York:

I have made the valuation of policy benefit liabilities of Canada Life Insurance Company of New York for its balance sheet at December 31, 1999 and 1998, and its statement of operations for the years ended December 31, 1999, 1998 and 1997.

In my opinion:

   ( i ) The actuarial reserves are computed in accordance with accepted actuarial standards consistently applied, meet the requirements of the Insurance Law and regulation of the State of New York, and are at least as great as the minimum aggregate amounts required by the State of New York; and

   ( ii ) The policy benefit liabilities, when considered in light of the assets held by the Company with respect to such liabilities, make adequate provision for the anticipated cash flows required by the contractual obligations of the Company under the terms of its policies.



Atlanta, Georgia                    _____________________________
April 15, 2000                      K.T. Ledwos, FSA, MAAA
                                    Actuary

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK

                        Statutory Financial Statements

                               December 31, 1999



                                   Contents

Report of Independent Auditors......................................................................   1

Statutory Balance Sheets............................................................................   2

Statutory Statements of Operations..................................................................   3

Statutory Statements of Capital and Surplus.........................................................   4

Statutory Statements of Cash Flows..................................................................   5

Notes to Statutory Financial Statements.............................................................   6

Other Financial Information.........................................................................  20

Note to Supplemental Schedule of Selected Statutory Financial Data..................................  24

Report on Evaluation of Internal Control by Independent Auditors....................................  25

                        REPORT OF INDEPENDENT AUDITORS


To the Shareholder, Directors and Policyholders of
Canada Life Insurance Company of New York

We have audited the accompanying statutory balance sheets of Canada Life Insurance Company of New York as of December 31, 1999 and 1998, and the related statutory statements of operations, capital and surplus, and cash flows for each of the years in the three-year period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in Canada. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.

As described in Note B to the statutory financial statements, the Company presents its statutory financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles are also described in Note B. The effects on the statutory financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Canada Life Insurance Company of New York as of December 31, 1999 and 1998 or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 1999.

Also, in our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of Canada Life Insurance Company of New York as of December 31, 1999 and 1998 and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1999 in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York.


                                                           /s/ Ernst & Young LLP

Toronto, Canada,
April 15, 2000.                                            Chartered Accountants

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
                           STATUTORY BALANCE SHEETS
                           [in thousands of dollars
                           except per share amounts]

As of  December 31                                                               1999             1998
--------------------------------------------------------------------------------------------------------
ADMITTED ASSETS
Investments [note C]
 Bonds                                                                         $149,216         $138,193
 Mortgage loans                                                                  89,816           96,297
 Equity securities                                                               13,982           12,742
 Policy loans                                                                    12,753           12,970
 Short-term investments                                                           4,677            9,296
 Cash                                                                             1,131            1,515
 Other invested assets                                                            1,130              907
--------------------------------------------------------------------------------------------------------
Total cash and investments                                                      272,705          271,920
Investment income due and accrued                                                 3,165            3,122
Deferred premiums and premiums in the course of collection                        2,822            2,175
Other assets                                                                      1,310              178
Assets held in Separate Accounts [note I]                                        23,299           15,535
--------------------------------------------------------------------------------------------------------
Total admitted assets                                                          $303,301         $292,930
--------------------------------------------------------------------------------------------------------

LIABILITIES, CAPITAL AND SURPLUS
Liabilities
Policy liabilities
 Life and annuity reserves                                                     $243,196         $239,415
 Accident and health reserves                                                       210              304
 Policy and contract claims                                                         422              379
 Dividends payable                                                                2,896            3,034
 Policyholders' amounts left on deposit                                           2,438            2,550
 Other policy and contract liabilities                                              362              594
--------------------------------------------------------------------------------------------------------
Total policy liabilities                                                        249,524          246,276
Asset valuation reserve                                                           5,117            5,609
Amounts payable to parent company                                                 1,120            3,806
Interest maintenance reserve                                                      1,469            1,407
Miscellaneous liabilities                                                         3,460            4,413
Transfers to Separate Accounts due or accrued (net)                                (320)            (252)
Liabilities from Separate Accounts                                               23,299           15,535
--------------------------------------------------------------------------------------------------------
Total liabilities                                                               283,669          276,794
--------------------------------------------------------------------------------------------------------
Capital and surplus [note K]
Common stock-$10.00 par value-authorized, issued and outstanding:
  100,000 common shares                                                           1,000            1,000
Paid-in surplus                                                                   2,850            2,850
Accumulated surplus                                                              15,782           12,286
--------------------------------------------------------------------------------------------------------
Total capital and surplus                                                        19,632           16,136
--------------------------------------------------------------------------------------------------------
Total liabilities and capital and surplus                                      $303,301         $292,930
--------------------------------------------------------------------------------------------------------

See accompanying notes.

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
                      STATUTORY STATEMENTS OF OPERATIONS
                           [in thousands of dollars]


Years ended December 31                                                   1999              1998               1997
--------------------------------------------------------------------------------------------------------------------
REVENUES
Premiums for insurance and annuity considerations [note G]              $25,535           $20,787            $39,204
Considerations for supplementary contracts
 and dividends left on deposit                                              156               377                211
Net investment income [note C]                                           20,559            20,854             20,215
Reserve adjustments on reinsurance ceded                                  2,160             3,801                731
Other income                                                              1,029               434                341
--------------------------------------------------------------------------------------------------------------------
Total revenues                                                           49,439            46,253             60,702
--------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Benefits paid or provided to policyholders
 Annuity                                                                 21,757            22,164             19,578
 Life                                                                     8,987             6,797              7,079
 Accident and health                                                         42                41                 50
 Supplementary contracts and dividends left on deposit                      678               839                790
 Dividends to policyholders                                               2,234             3,352              2,777
 Interest on policy or contract funds                                       209               309                474
--------------------------------------------------------------------------------------------------------------------
Total benefits paid or provided to policyholders                         33,907            33,502             30,748

Increase (decrease) in actuarial reserves                                 3,417            (2,427)            14,480
Commissions                                                               2,504             2,637              3,126
General insurance expenses                                                6,241             5,018              5,079
Taxes, licenses and fees                                                    490               574                572
Other disbursements                                                         140               274                414
Transfers to Separate Accounts                                            2,472             4,316              4,732
--------------------------------------------------------------------------------------------------------------------
Total benefits and expenses                                              49,171            43,894             59,151
--------------------------------------------------------------------------------------------------------------------

Gain from operations before federal income
 taxes and net realized capital gains (losses)                              268             2,359              1,551
Federal income taxes [note E]                                                31               904                572
--------------------------------------------------------------------------------------------------------------------

Gain from operations before
 net realized capital gains (losses)                                        237             1,455                979
Net realized capital gains (losses) [note C]                                395              (154)              (117)
--------------------------------------------------------------------------------------------------------------------

Net income                                                              $   632           $ 1,301            $   862
--------------------------------------------------------------------------------------------------------------------

See accompanying notes.

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
                  STATUTORY STATEMENTS OF CAPITAL AND SURPLUS
                           [in thousands of dollars]




As of and for the years ended December 31                                        1999             1998             1997
------------------------------------------------------------------------------------------------------------------------
Common stock at beginning and end of year                                      $ 1,000          $ 1,000          $ 1,000

Paid-in surplus at beginning and end of year                                     2,850            2,850            2,850

Accumulated surplus at beginning of year                                        12,286           11,499           10,358
Net income                                                                         632            1,301              862
Change in net unrealized capital gains                                           1,891            2,624            1,508
Change in surplus on account of:
   Asset valuation reserve                                                         492           (1,971)            (568)
   Prior year's federal income tax adjustment                                      671           (1,092)            (564)
   Non-admitted assets                                                            (191)              42              (33)
   Adjustment for loss in currency exchange                                          1             (117)             (64)
Accumulated surplus at end of year                                              15,782           12,286           11,499

Total capital and surplus                                                      $19,632          $16,136          $15,349
------------------------------------------------------------------------------------------------------------------------

See accompanying notes.

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
                      STATUTORY STATEMENTS OF CASH FLOWS
                           [in thousands of dollars]



Years ended December 31                                                          1999              1998              1997
---------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
Premiums, policy proceeds, and other considerations                            $ 27,278         $ 25,306          $ 40,813
Net investment income received                                                   18,797           19,202            19,453
Benefits paid                                                                   (31,684)         (30,584)          (27,429)
Insurance expenses paid                                                          (8,422)          (8,360)           (9,521)
Dividends paid to policyholders                                                  (2,404)          (2,847)           (2,751)
Federal income taxes paid                                                          (823)          (1,410)             (850)
Other disbursements                                                                 360              175                88
Net transfers to Separate Accounts                                               (2,540)          (4,491)           (4,750)
---------------------------------------------------------------------------------------------------------------------------
Net cash provided by (used in) operating activities                                 562           (3,009)           15,053

INVESTING ACTIVITIES
Proceeds from sales, maturities or repayments of
 investments
 Bonds                                                                           33,048           34,183            51,078
 Mortgage loans                                                                   9,958            8,376             5,939
 Equity and other investments                                                     1,992              641             2,276
Cost of investments acquired
 Bonds                                                                          (42,195)         (25,596)          (49,082)
 Mortgage loans                                                                  (3,485)          (5,845)          (24,905)
 Equity and other investments                                                      (677)          (1,228)           (3,872)
Change in policy loans                                                              217             (149)             (557)
Taxes paid on capital gains                                                        (248)            (927)             (615)
---------------------------------------------------------------------------------------------------------------------------
Net cash provided by (used in) investing activities                              (1,390)           9,455           (19,738)

FINANCING ACTIVITIES
  Other sources (uses)                                                           (4,175)           2,343              (815)

---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash during the year                                  (5,003)           8,789            (5,550)
---------------------------------------------------------------------------------------------------------------------------

Cash and short-term investments at beginning of year                             10,811            2,022             7,522
Cash and short-term investments at end of year                                 $  5,808         $ 10,811          $  2,022
--------------------------------------------------------------------------------------------------------------------------

See accompanying notes.

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 1999

NOTE A
Nature of Operations.  Canada Life Insurance Company of New York ("CLNY" or the
--------------------
"Company") was incorporated on June 7, 1971 in the State of New York and is a wholly-owned subsidiary of The Canada Life Assurance Company ("CLA"), a stock life and accident and health insurance company. CLNY sells individual life insurance and annuity products. These include participating whole life, universal life, individual payout and savings annuities, and individual variable annuities. The products sold are similar to those sold by CLNY's parent and by its affiliate, Canada Life Insurance Company of America ("CLICA") with variations as appropriate to meet the special requirements of the New York insurance regulations and the needs of the New York market.

NOTE B
Accounting Practices and Basis of Presentation.  The accompanying statutory
----------------------------------------------
financial statements have been prepared in accordance with accounting principles prescribed or permitted by the Insurance Department of the State of New York. Prescribed statutory accounting practices ("SAP") include state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state, as well as practices described in National Association of Insurance Commissioners ("NAIC") publications.
Permitted statutory accounting practices include practices not prescribed, but allowed, by the domiciliary state insurance department. CLNY currently follows only prescribed accounting practices. The preparation of financial statements in conformity with SAP requires management to make estimates and assumptions that affect the amounts reported. Actual results could differ from these estimates.

In 1998, the NAIC adopted codified statutory accounting practices ("Codification"). Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory financial statements. Adoption by the domiciliary state insurance department is required before Codification becomes effective as the prescribed statutory basis of accounting for the domiciled insurance company. At this time, the Insurance Department of the State of New York has stated that they intend to adopt codification to the extent that it does not conflict with current New York laws and regulations. The impact on the Company's statutory surplus cannot be determined at this time and could be material.

SAP followed by the Company differs from generally accepted accounting principles ("GAAP") principally as follows:

 .    Investments. For SAP, all fixed maturities are reported at amortized cost less write-downs for other-than-temporary impairments, based on their NAIC rating. For SAP, the fair values of bonds and stocks are based on values specified by the NAIC versus a quoted or estimated fair value as required for GAAP.

     For GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed maturity investments would be reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholder's equity for those designated as available-for-sale.

     Credit tenant loans are classified as bonds for SAP and would be considered mortgage loans for GAAP.

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 1999

NOTE B
Accounting Practices and Basis of Presentation (continued).
----------------------------------------------------------

     Changes between cost and admitted asset amounts of investment real estate are credited or charged directly to accumulated surplus rather than income as would be the case for GAAP.

     Realized gains and losses on investments for SAP are reported in income, net of tax. The interest maintenance reserve ("IMR") serves to defer the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates. The deferred gains and losses are amortized into investment income over the remaining period to maturity based on groupings of individual investments sold in one to ten-year time periods. GAAP does not have a similar concept. For SAP, an asset valuation reserve represents a provision for the possible fluctuations in invested assets and is determined by the NAIC prescribed formula and is reported as a liability rather than as a valuation allowance. Under GAAP, realized capital gains and losses would be reported in the statutory statements of operations on a pretax basis in the period the asset is sold and valuation allowances would be provided when there has been a decline in value deemed other-than-temporary, in which case the provision for such declines would be charged to income.

     Valuation allowances, if necessary, are established for mortgage loans based on (1) the difference between the unpaid loan balance and the estimated fair value of the underlying real estate when such loans are determined to be in default as to scheduled payments and (2) a reduction of the maximum percentage of any loan to the value of the security at the time of the loan, exclusive of insured, guaranteed or purchased money mortgages, to 75%, where necessary. Under GAAP, valuation allowances would be established when the Company determines it is probable that it will be unable to collect all amounts (both principal and interest) due according to the contractual terms of the loan agreement. The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to accumulated surplus, rather than being included as a component of income as would be required for GAAP.

 .    Policy Acquisition Costs. For SAP, commissions and other costs of acquiring and renewing business are expensed when incurred. For GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For annuity products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

 .    Non-admitted Assets. Certain assets designated as non-admitted, principally receivables, would be included in GAAP assets but are excluded from the SAP balance sheet with changes therein credited or charged directly to accumulated surplus.

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 1999

NOTE B
Accounting Practices and Basis of Presentation (continued).
----------------------------------------------------------

 .    Recognition of Premiums. Interest-sensitive life insurance and annuity premiums for SAP are recognized as income when received rather than being credited directly to liabilities for future policy benefits as required for GAAP.

 .    Benefit Reserves. Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

 .    Federal Income Taxes. Federal income taxes for SAP are generally reported based on income which is currently taxable. Variances between taxes reported and the amount subsequently paid are reported as adjustments to accumulated surplus in the period paid. Deferred income taxes are not provided for differences between the financial statement and tax bases of assets and liabilities under SAP as would be required under GAAP.

 .    Policyholder Dividends. Policyholder dividends for SAP are recognized when declared rather than over the term of the related policies as required for GAAP.

 .    Reinsurance. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. For SAP, commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs.

 .    Employee Benefits. For purposes of calculating the Company's post-
     retirement benefit obligation, only vested participants and current retirees are included in the valuation for SAP. Under GAAP, active participants not currently eligible would also be included. For SAP, pension expense is recognized when required contributions are paid rather than accrued and expensed during the period in which the employees provide service as required for GAAP.

 .    Guaranty Fund and Other Assessments. Guaranty fund and other assessments are accrued when the Company receives notice that an assessment is payable. Under GAAP, guaranty fund and other assessments are accrued at the time the events occur on which assessments are expected to be based.

 .    Statement of Cash Flows. Cash and short term investment in the statement of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory financial statements have not been determined, but are presumed to be material.

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 1999

NOTE B
Accounting Practices and Basis of Presentation (continued).
----------------------------------------------------------

A summary of the significant accounting practices employed by the Company is as follows:

 .    Investments. Asset values are generally stated as follows: Bonds not backed by other loans at amortized cost using the yield method including anticipated future cash flows. Loan-backed bonds and structured securities at amortized cost using the interest method including anticipated prepayments (cash flows are updated periodically to reflect prepayments). Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective adjustment method.

     Mortgage loans are carried at amortized cost.

     Equity securities are stated at fair value.


     Investments in real estate or property acquired in satisfaction of debt is carried at depreciated cost less encumbrances.

     Policy loans are carried at the aggregate unpaid balance.

     Other invested assets are reported using the equity method.

     Short-term investments include investments with maturities of less than one year at the date of acquisition. The carrying values reported in the statutory balance sheets are at cost which approximates fair value.

     The Company utilizes derivative instruments where appropriate in the management of its asset/liability matching and to hedge against fluctuations in interest rates and foreign exchange rates. Gains and losses resulting from these instruments are included in income on a basis consistent with the underlying assets or liabilities that have been hedged. Options are valued at amortized cost and futures are valued at initial margin deposit adjusted by changes in market value. Both items are reported as other assets.

 .    Premiums. Premium revenues are recognized when due for other than interest-
     sensitive life insurance and annuities, which are recognized when received. Accident and health insurance premiums are earned pro-rata over the terms of the policies.

 .    Separate Accounts. Separate Accounts are maintained to receive and invest premium payments under individual variable annuity policies issued by the Company. The assets and liabilities of the Separate Account are clearly identifiable and distinguishable from other assets and liabilities of the Company, and the contractholder bears the investment risk. Separate Account assets are reported at fair value. The operations of the Separate Accounts are not included in the accompanying statutory financial statements.

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 1999

NOTE B
Accounting Practices and Basis of Presentation (continued).
----------------------------------------------------------

 .    Life Insurance and Annuity Reserves. The Company waives deduction of deferred fractional premium upon death of the insured for all issues and returns any portion of the final premium beyond the date of death from 1980 and later issues. For 1980 and later issues, the Company's reserves are calculated on a continuous basis to reflect the above practice. For issues prior to 1980, annual premium is assumed in the reserve calculation and for policies with premium frequency other than annual, the Company holds a separate NDDFP reserve which is the present value of a death benefit of half of the gross premium for the balance of the policy premium paying period. Some policies promise a surrender value in excess of the reserve as legally computed. This excess is calculated on a policy-by-policy basis.

     Policies issued at premium corresponding to ages higher than the true ages are valued at the rated-up ages. Policies providing for payment at death during certain periods of an amount less than the full amount of insurance, being policies subject to liens, are valued as if the full amount is payable without any deduction. For policies issued with, or subsequently subject to, an extra premium payable annually, an extra reserve is held. The extra premium reserve is 45% of the gross extra premium payable during the year if the policies are rated for reasons other than medical impairments. For medical impairments, the extra premium reserve is calculated at the excess of the reserve based on rated mortality over that based on standard mortality.

     At the end of 1999, the Company had $210,382,548 of insurance in force for which the gross premiums are less than the net premiums according to the standard of valuation set by the State of New York. Deficiency reserves to cover the above insurance were $124,000 at December 31, 1999. Tabular interest and tabular costs have been determined from the basic data for the calculation of policy reserves. Tabular less actual reserve released and tabular interest on funds not involving life contingencies have been determined by formula.

 .    Policy and Contract Claims. Liabilities for policy and contract claims are determined using case-basis evaluations and statistical analyses. These liabilities represent estimates of the ultimate expected cost of incurred claims. Any required revisions in these estimates are included in operations in the period when they are determined.

 .    Federal Income Taxes. Federal income taxes are provided based on an estimate of the amount currently payable which may not bear a normal relationship to pre-tax income because of timing and other differences in the calculation of taxable income.

 .    Policyholder Dividends. Annual policyholder dividends are calculated using either the contribution method or a modified experience premium method. These methods distribute the aggregate divisible surplus among policies in the same proportion as the policies are considered to have contributed to divisible surplus. A proportion of income and surplus is allocated to participating policies based on various allocation bases.

Certain amounts in the 1998 and 1997 statutory financial statements have been reclassified to conform to the 1999 presentation.

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 1999

NOTE C
Investments.  The fair value for fixed maturities is based on quoted market
-----------
prices where available. For fixed maturities not actively traded, fair values are estimated using values obtained from independent pricing services. The carrying value and the fair value of investments in bonds are summarized as follows (in thousands):

                                                                  December 31, 1999
                                      --------------------------------------------------------------------
                                                                   Gross             Gross
                                             Carrying         unrealized        unrealized          Fair
                                                value              gains            losses         value
----------------------------------------------------------------------------------------------------------
U.S. government obligations                   $ 41,825            $3,534           $  (317)       $ 45,042
All other corporate bonds                       71,739               185              (704)         71,220
Public utilities                                 6,142                65               (22)          6,185
Mortgage-backed securities                      15,532                 -                 -          15,532
Foreign securities                              13,978                82              (159)         13,901
----------------------------------------------------------------------------------------------------------
Total fixed maturities                        $149,216            $3,866           $(1,202)       $151,880
----------------------------------------------------------------------------------------------------------


                                                              December 31, 1998
                              ------------------------------------------------------------------------
                                                               Gross             Gross
                                          Carrying        unrealized        unrealized            Fair
                                             value             gains            losses           value
------------------------------------------------------------------------------------------------------
U.S. government obligations               $ 43,918          $ 12,320              $  -        $ 56,238
All other corporate bonds                   59,678             1,246                 -          60,924
Public utilities                             6,504               226                 -           6,730
Mortgage-backed securities                  15,174                82                 -          15,256
Foreign securities                          12,919               234               (20)         13,133
------------------------------------------------------------------------------------------------------
Total fixed maturities                    $138,193           $14,108              $(20)       $152,281
------------------------------------------------------------------------------------------------------


The carrying value and fair value of fixed maturity investments at December 31, 1999, by contractual maturity, are shown below (in thousands of dollars). Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. In addition, corporate requirements may result in sales before maturity.

                                                                 Carrying value             Fair value
------------------------------------------------------------------------------------------------------
In 2000                                                                $    -                 $    -
In 2001- 2004                                                            20,953                 20,991
In 2005- 2009                                                            28,495                 28,215
2010 and after                                                           84,236                 87,142
Mortgage-backed securities                                               15,532                 15,532
------------------------------------------------------------------------------------------------------
                                                                       $149,216               $151,880
------------------------------------------------------------------------------------------------------

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 1999

NOTE C
Investments (continued).
-----------------------

At December 31, 1999 and 1998, bonds with an admitted asset value of $250,000 were on deposit with state insurance departments to satisfy regulatory requirements.

During 1999, the maximum and minimum lending rates for commercial mortgage loans were 8.13% and 7.125%, respectively. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan, which would be permitted by law on the land without the buildings. During 1999, the Company did not reduce interest rates on any outstanding mortgage loan. Mortgages held by the Company on which interest was more than one year overdue as of December 31, 1999 and 1998 was nil.

Mortgage loans are typically collateralized by the related properties and the loan to value ratios at the date of loan origination generally do not exceed 75%. The Company's exposure to credit loss in the event of non-performance by the borrowers, assuming that the associated collateral proved to be of no value, is represented by the outstanding principal and accrued interest balances of the respective loans. The mortgage loan loss reserve decreased $4,000 in 1999 and decreased $192,000 in 1998.

Major categories of CLNY's net investment income for the years ended December 31, are summarized as follows (in thousands of dollars):

                                          1999             1998            1997
-------------------------------------------------------------------------------
Income:
 Fixed maturities                       $10,535         $10,464         $10,427
 Equity securities                          223             189             227
 Mortgage loans                           9,011           9,627           8,699
 Real estate                                  -               -              52
 Short-term investments                     331             243             344
 Policy loans                               694             789             755
 Amortization of IMR                        219             200             167
 Other income                               260              31              84
-------------------------------------------------------------------------------
Total investment income                  21,273          21,543          20,755
Less: investment expenses                   714             689             540
-------------------------------------------------------------------------------
Net investment income                   $20,559         $20,854         $20,215
===============================================================================

Due and accrued income was excluded from investment income on mortgage loans in foreclosure or delinquent more than ninety days. The total amount excluded as of December 31, 1999 and 1998 was nil.

CLNY uses the grouped method of computing the Interest Maintenance Reserve ("IMR") amortization for interest related gains and losses arising from the sale of fixed income investments. The method is unchanged from prior years.

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 1999

NOTE C
Investments (continued).
-----------------------

Realized capital gains (losses) for the years ended December 31, are summarized as follows (in thousands of dollars):

                                                  1999              1998              1997
-------------------------------------------------------------------------------------------
Fixed maturities:
 Gross gains                                      $ 867           $ 2,535           $ 1,373
 Gross losses                                      (648)              (41)             (300)
                                                  -----------------------------------------
    Total fixed maturities                          219             2,494             1,073
Equity securities:
 Gross gains                                        819               156               794
 Gross losses                                      (328)                -               (58)
                                                  -----------------------------------------
    Total equity securities                         491               156               736
Mortgage loans                                        -              (194)                -

Derivative instruments                              216              (174)           (1,515)
Real estate                                           -                 -                 -
-------------------------------------------------------------------------------------------
                                                    926             2,282               294
Income tax expense                                 (248)             (928)             (615)
Transfer from (to) IMR                             (283)           (1,508)              204
-------------------------------------------------------------------------------------------
Net realized capital gains (losses)               $ 395           $  (154)          $  (117)
===========================================================================================

Proceeds from sales and maturities of fixed maturity investments for the years ended December 31, 1999, 1998, and 1997 were $33,048,000, $34,183,000, and
$51,078,000, respectively.

Unrealized capital gains and losses for equity securities are recorded directly to surplus. The change in the unrealized gains and losses on equity securities was $1,877,000, $2,432,000 and $1,343,000 for the years ended December 31, 1999,
1998, and 1997, respectively. The accumulated gross unrealized gains (losses) on equity securities as of December 31, are as follows (in thousands of dollars):

                                               1999             1998             1997
--------------------------------------------------------------------------------------
Accumulated gross unrealized gains            $9,667           $7,904           $5,286
Accumulated gross unrealized losses             (120)            (234)             (48)
--------------------------------------------------------------------------------------
Net unrealized gains                          $9,547           $7,670           $5,238
======================================================================================

The Company is party to various derivative instruments limited to contracts to buy or sell U.S. treasury securities used to hedge specific asset and liability interest rate risks. Management actively monitors the use and level of these instruments to ensure that credit and liquidity risks are maintained within pre-approved levels. Futures are valued at initial margin deposit adjusted for unrealized gains and losses. The Company has also entered into a currency swap to hedge its position in a Canadian equity investment. The currency swap is valued at replacement value at December 31, 1999. As of December 31, 1999 and 1998, the notional amounts for futures were $9,900,000 and $6,000,000, respectively. For currency swaps, the notional amount was $998,000 for both December 31, 1999 and 1998.

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 1999

NOTE D
Concentration of Credit Risk.  At December 31, 1999, CLNY held unrated or less-
----------------------------
than-investment grade corporate bonds of $4,825,000, with an aggregate fair value of $4,719,000. These holdings amounted to 3.2% of the bond portfolio and 1.60% of CLNY's total admitted assets. The portfolio is well diversified by industry.

CLNY's mortgage portfolio is well diversified by region and property type with 21% in California (book value - $18,722,000), 11% (book value - $9,591,000) in
Pennsylvania, and the remainder of the states being less than 10%. The investments consist of first mortgage liens. The mortgage outstanding on any individual property does not exceed $1,100,000.


NOTE E
Federal Income Taxes.  The statutory federal income tax provision amount at the
--------------------
statutory rate of 35% for 1999 and 1998 and 34% for 1997 differs from the effective tax provision amount for the years ended December 31 as follows (in thousands of dollars):

                                                           1999                1998               1997
------------------------------------------------------------------------------------------------------
Computed income taxes at statutory rate                   $  94               $ 826              $ 527
 Increase (decrease) in income taxes resulting
  from:
  Policyholder dividends                                    (49)                164                  9
  Actuarial reserves                                         55                 (45)               257
  Deferred acquisition cost                                  76                  98                150
  Accrual of bond discount                                  (24)                 81                 (6)
  Other                                                    (121)               (220)              (365)
------------------------------------------------------------------------------------------------------
Total Federal income tax provision                        $  31               $ 904              $ 572
======================================================================================================

As of December 31, 1999 and 1998, the federal income tax receivable was $1,167,000 and $127,000, respectively.

During 1999, 1998 and 1997, the Company made cash payments on behalf of federal income taxes of $649,000, $2,293,000 and $1,564,000, respectively.

NOTE F
Participating Insurance.  Participating insurance accounted for 85%, 84% and 83%
-----------------------
of total ordinary insurance in force, and premium income from ordinary life participating policies amounted to 95%, 95% and 97% of total life insurance premiums during 1999, 1998 and 1997, respectively.

NOTE G
Reinsurance.  CLNY reinsures a portion of its life and accident and health
-----------
insurance and annuity product risks with other insurance companies, principally CLA, in order to minimize its exposure to loss. In accordance with industry practice, reserves and liabilities relating to insurance ceded (1999 - $16,378,000; 1998 - $15,312,000) are not provided for in CLNY's financial statements. To the extent that any reinsuring companies are unable to meet their obligations under the reinsurance agreements, CLNY would remain liable.

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 1999

NOTE G
Reinsurance (continued).
-----------------------

Various reinsurance agreements exist between CLNY and CLA, primarily in the form of yearly renewable term treaties for life insurance and modified coinsurance for annuities. The effect of reinsurance on premiums and annuity considerations earned for the years ended December 31, are as follows (in thousands of dollars):

                                                  1999                   1998                    1997
-----------------------------------------------------------------------------------------------------
Direct premiums                               $ 33,805               $ 30,551                $ 43,155
 Premiums ceded                                 (8,270)                (9,764)                 (3,951)
-----------------------------------------------------------------------------------------------------
Net premiums and annuity
  considerations                              $ 25,535               $ 20,787                $ 39,204
-----------------------------------------------------------------------------------------------------

Benefits ceded                                $    338               $    281                $  2,983
Life insurance in force ceded                 $824,000               $865,000                $695,000
=====================================================================================================

NOTE H
Related Party Transactions.  CLNY and CLA have an agreement to provide services
--------------------------
for each other. For the years ended December 31, 1999, 1998 and 1997, the net cost of these services to the Company amounted to $1,625,000, $1,625,000 and $1,948,000, respectively. As of December 31, 1999 and 1998, the amount payable to CLA was $1,045,000 and $3,755,000, respectively.

NOTE I
Separate Accounts.  The Company's non-guaranteed Separate Accounts represent
-----------------
primarily funds invested in variable annuity policies issued by the Company. The assets of these funds are invested in either shares of Canada Life of America Series Fund, Inc., an affiliated diversified, open-ended management investment company or in shares of four unaffiliated management investment companies.

Premiums or deposits for the years ended December 31, 1999, 1998 and 1997 were $4,316,000, $5,354,000 and $5,528,000, respectively. Total reserves were
$22,767,000 and $14,870,000 as of December 31, 1999 and 1998, respectively.  All reserves were subject to discretionary withdrawal, at fair value, with less than a 1% surrender charge.

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 1999

NOTE I
Separate Accounts (continued).
----------------------------

A reconciliation of the amounts transferred to and from the Separate Accounts for the years ended December 31, is presented below (in thousands of dollars):

                                                             1999            1998            1997
-------------------------------------------------------------------------------------------------
Transfers as reported in the Summary of
 Operations of the Separate Accounts statement:
  Transfers to Separate Accounts                           $4,316          $5,354          $5,528
  Transfers from Separate Accounts                          1,991           1,158             922
-------------------------------------------------------------------------------------------------
Net transfers to Separate Accounts                          2,325           4,196           4,606

  Gains transferred                                           147             120             126
-------------------------------------------------------------------------------------------------
Transfers as reported in the Summary of
 Operations of the Life, Accident and Health
 annual statement                                          $2,472          $4,316          $4,732
=================================================================================================

NOTE J
Actuarial Reserves.  CLNY's withdrawal characteristics for annuity reserves and
------------------
deposit fund liabilities as of December 31, are summarized as follows (in thousands of dollars):

                                                          Amount                        Percent of Total
                                                  ----------------------              --------------------
                                                      1999          1998              1999            1998
       ---------------------------------------------------------------------------------------------------
       Subject to discretionary withdrawal:
         At book value less surrender
          charge of 5% or more                    $ 23,349      $ 24,404              14.3%           14.9%

       Subject to discretionary withdrawal
        without adjustment at book value
        (minimal or no charge adjustment)            6,702         7,127               4.1%            4.3%

       Not subject to discretionary
        withdrawal                                 132,938       132,352              81.6%           80.8%
       ---------------------------------------------------------------------------------------------------
       Total (gross)                               162,989       163,883             100.0%          100.0%
       Less: reinsurance ceded                           -             -
       -----------------------------------------------------------------
       Net annuity reserves and deposit
        fund liabilities                          $162,989      $163,883
       ===================================================================================================

NOTE K
Capital and Surplus.  Under applicable New York insurance law, the Company is
-------------------
required to maintain a minimum capital of $1,000,000 and surplus at least equal to 50% of such capital. As of December 31, 1999 capital and surplus was $19,632,000.

In New York, life insurance companies are not permitted to pay dividends without the prior approval of the New York insurance department.

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 1999

NOTE K
Capital and Surplus (continued).
-------------------------------

As of December 31, 1999, the Company's capital and surplus exceeded the NAIC's "Risk-Based Capital" requirements for life and health insurance companies.

NOTE L
Retirement Plans.  CLA sponsors a consolidated defined benefit pension plan
----------------
covering substantially all employees and agents. The benefits for the employees are based on years of service and the employee's compensation during the last five years of employment. The benefits for agents are based on the agent's commission earnings. CLA's funding policy is to contribute annually to the plan the maximum amount that can be deducted for federal income tax purposes. Each subsidiary of CLA is charged with its share of the pension cost based on a percentage of payroll and commissions. In 1999, no pension expense was recognized under SAP.

Post-retirement Benefit Plan.  In addition to pension benefits, the Company
----------------------------
provides certain health care and life insurance benefits ("post-retirement benefits") for retired employees. Substantially all employees may become eligible for these benefits if they reach retirement age while working for the Company.

Post-retirement benefit costs for the year ended December 31, 1999 was $391,000. Post-retirement benefit costs include the expected cost of post-retirement benefits for newly eligible or vested employees, interest cost, and gains and losses arising from differences between actuarial assumptions and actual experience. The Company made no contributions to the plan in 1999.

As of December 31, 1999, the post-retirement benefit obligation for retirees and other fully eligible or vested plan participants was fully accrued. The estimated cost of the benefit obligation for active employees was $85,000. The discount rate used in determining the accumulated post-retirement benefit obligation was 8.0% and the health care cost trend rate was 9%, graded to 5% over 8 years for the PPO and 7% graded to 5% over 8 years for the HMO.

The health care cost trend rate assumption has a significant effect on the amounts reported. To illustrate, increasing the assumed health care cost trend rates by one percentage point in each year would increase the post-retirement benefit obligation as of December 31, 1999 by $31,000 and the estimated eligibility cost and interest components of net periodic post-retirement benefit cost for 1999 by $6,000.

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 1999

NOTE M
Fair Value of Financial Instruments.  The fair value of certain financial
-----------------------------------
instruments along with their corresponding carrying values as of December 31 follow (in thousands of dollars). As the fair value of all CLNY's assets and liabilities is not presented, this information in the aggregate does not represent the underlying value of CLNY.

                                      1999                               1998
                            ------------------------           -----------------------
                                Fair        Carrying               Fair       Carrying        Valuation
                               Value           Value              Value          Value           Method
-------------------------------------------------------------------------------------------------------
 Financial assets
 ----------------
  Fixed maturities          $151,880        $149,216           $152,281       $138,193                1
  Equity securities           13,982          13,982             12,742         12,742                1
  Mortgage loans              92,430          89,816            107,365         96,297                2
  Policy loans                12,753          12,753             12,970         12,970                4

 Financial liabilities
 ---------------------
  Investment-type
   insurance contracts        31,074          27,897             31,074         27,897                5

 Off-balance sheet
 -----------------
  Derivatives
   Futures                     7,975           8,091               (707)          (695)               3
   Currency swaps                 29          (1,103)                29         (1,103)               3
=======================================================================================================

1. Fair values are based on publicly quoted market prices at the close of trading on the last business day of the year. In cases where publicly quoted prices are not available, fair values are based on estimates using values obtained from independent pricing services, or, in the case of private placements, by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

2. Fair values are estimated using discounted cash flow analysis based on interest rates currently being offered for similar credit ratings.

3. Fair values for futures contracts and options that have not settled are based on current settlement values.

4.   Carrying value approximates fair value.

5. Fair values for liabilities under investment-type insurance contracts are estimated using discounted liability calculations, adjusted to approximate the effect of current market interest rates for the assets supporting the liabilities.

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 1999

NOTE N
Premium and Annuity Considerations Deferred and Uncollected.  CLNY's deferred
-----------------------------------------------------------
and uncollected life insurance premiums and annuity considerations as of December 31, were as follows (in thousands of dollars):

                                                   Gross                        Net of Loading
                                            ------------------           --------------------------
                                              1999        1998             1999                1998
---------------------------------------------------------------------------------------------------
 Ordinary new business                      $  229      $  352           $   45              $   57
 Ordinary renewal                            3,434       2,687            2,693               2,110
 Group life                                     14          11               14                   7
 Group annuity                                  72           -               70                   -
---------------------------------------------------------------------------------------------------
 Total                                      $3,749      $3,050           $2,822              $2,174
===================================================================================================

                          Other Financial Information

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
          Supplemental Schedule of Selected Statutory Financial Data
                               December 31, 1999


                                                                                 (000's)
                                                                               --------
Investment income earned:
       U.S. government bonds                                                   $  2,936
       Other bonds (unaffiliated)                                                 7,598
       Common stocks (unaffiliated)                                                 223
       Mortgage loans                                                             9,011
       Premium notes, policy loans and liens                                        694
       Short-term investments                                                       331
       Derivative instruments                                                       (14)
       Aggregate write-ins for investment income                                    274
                                                                               --------

       Gross investment income                                                 $ 21,053
                                                                               ========

Mortgage loans - book value:
       Commercial mortgages                                                    $ 89,816
                                                                               --------

       Total mortgage loans                                                    $ 89,816
                                                                               ========

Mortgage loans by standing - book value:

       Good standing                                                           $ 89,816
                                                                               ========

Bonds and short-term investments by class and maturity:

  Bonds by maturity - statement value:
       Due within one year or less                                             $ 12,331
       Over 1 year through 5 years                                               28,414
       Over 5 years through 10 years                                             38,222
       Over 10 years through 20 years                                            51,425
       Over 20 years                                                             23,500
                                                                               --------

       Total by maturity                                                       $153,892
                                                                               ========

   Bonds and short-term investments by class - statement value:
       Class 1                                                                 $113,710
       Class 2                                                                   35,357
       Class 3                                                                    3,620
       Class 4                                                                    1,000
       Class 5                                                                      205
       Class 6                                                                        -
                                                                               --------

       Total by class                                                          $153,892
                                                                               ========

See accompanying note

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
    Supplemental Schedule of Selected Statutory Financial Data (Continued)
                               December 31, 1999

                                                                                 (000's)
                                                                               --------
Total by bonds publicly traded                                                 $ 81,695
                                                                               ========

Total by bonds privately placed                                                $ 72,197
                                                                               ========

Common stocks - market value                                                   $ 13,982
                                                                               ========

Short-term investments - book value                                            $  4,677
                                                                               ========

Collar, swap and forward agreements open - statement value                     $  1,103
                                                                               ========

Futures contracts open - current value                                         $  7,975
                                                                               ========

Cash on deposit                                                                $  1,131
                                                                               ========

Life insurance in force:
       Ordinary                                                                $367,105
                                                                               ========

       Group life                                                              $  5,823
                                                                               ========

Amount of accidental death insurance in force
   under ordinary policies                                                     $     --
                                                                               ========

Life insurance policies with disability provisions in force:
       Ordinary                                                                $      1
                                                                               ========

       Group life                                                              $  5,823
                                                                               ========

Supplementary contracts in force:
       Ordinary - not involving life contingencies income payable              $    147
                                                                               ========

       Ordinary - involving life contingencies income payable                  $    392
                                                                               ========

See accompanying note

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
    Supplemental Schedule of Selected Statutory Financial Data (Continued)
                               December 31, 1999

                                                                (000's)
                                                                ------
Annuities:
     Ordinary:
       Immediate - amount of income payable                     $   --
                                                                ======
       Deferred - not fully paid - account balance              $1,132
                                                                ======

     Group:
       Amount of income payable                                 $2,092
                                                                ======
       Fully paid - account balance                             $   --
                                                                ======

Accident and health insurance - premiums in force:
       Ordinary                                                 $   11
                                                                ======
       Group                                                    $    6
                                                                ======

Deposit funds and dividend accumulations:
       Deposit funds - account balance                          $  362
                                                                ======
       Dividend accumulations - account balance                 $2,385
                                                                ======

Claim payments 1999:
       Group accident and health
         Policies issued prior to 1996                          $   29
                                                                ======

       Other accident and health
         Policies issued prior to 1994                          $   --
                                                                ======

See accompanying note

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK

              Note to Supplemental Schedule of Selected Statutory
                                Financial Data

                               December 31, 1999


Note - Basis of Presentation


The accompanying supplemental schedule presents selected statutory financial data as of December 31, 1999 and for the year then ended for purposes of complying with paragraph 9 of the Annual Audited Financial Reports in the General Section of the National Association of Insurance Commissioners' Annual Statement Instructions and agrees to or is included in the amounts reported in Canada Life Insurance Company of New York's 1999 Statutory Annual Statements as filed with New York Insurance Department.

                   Report on Evaluation of Internal Control
                            by Independent Auditors

April 29, 2000


Canada Life Insurance Company of New York
410 Saw Mill River Road
Ardsley, NY 10502

Dear Sirs:

We have audited the financial statements of Canada Life Insurance Company of New York [the "Company"] for the year ended December 31, 1999 and have issued our report thereon dated April 15, 2000. As part of our audit, we reviewed and tested the Company's system of internal accounting controls to the extent we considered necessary under auditing standards generally accepted in Canada.
This review and testing was done to establish a basis for reliance on the system in determining the nature, timing and extent of other auditing procedures to enable us to express our opinion on the consolidated financial statements and as such, no procedures have been carried out in addition to those necessary to form such an opinion.

The objective of internal accounting controls is to provide reasonable, but not absolute, assurance as to the safeguarding of assets against loss from unauthorized use or disposition and as to the reliability of financial records for preparing financial statements and maintaining accountability for assets. The concept of reasonable assurance recognizes that the cost of a system of internal accounting controls should not exceed the benefits expected to be derived and also recognizes that the evaluation of these factors necessarily requires estimates and judgments by management.

There are inherent limitations that should be recognized in considering the potential effectiveness of any system of internal accounting controls. In the performance of most control procedures, errors can result from misunderstanding of instructions, mistakes in judgment, carelessness, or other personnel factors. Control procedures whose effectiveness depends upon segregation of duties can be circumvented by collusion. Similarly, control procedures can be circumvented intentionally by management with respect either to the execution and recording of transactions or with respect to the estimates and judgments required in the preparation of financial statements. Further, projection of any evaluation of internal accounting controls to future periods is subject to the risk that the procedures may become inadequate because of changes in conditions, and that the degree of compliance with the procedures may deteriorate.

Our study and evaluation made for the limited purpose described in the first paragraph would not necessarily disclose all material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of the specified internal control structure elements does not reduce to a relatively low level the risk that errors or irregularities in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. Accordingly, we do not express an opinion on the system of internal accounting controls of the Company taken as a whole. However, our study and evaluation disclosed no condition that we believe to be a material weakness.

This letter has been prepared in accordance with the applicable Auditing and Related Services Guideline issued by The Canadian Institute of Chartered Accountants to be used to satisfy the requirements of section 211 CMR 19.05 (3) [Rules and Regulations Regarding Audits of Insurers by Independent Certified Public Accountants] of the Division of Insurance of the Commonwealth of Massachusetts and other state insurance departments and should not be used for any other purpose.


Yours faithfully,

/s/ Ernst & Young LLP

ERNST & YOUNG LLP
Chartered Accountants

                                     PART C


                               OTHER INFORMATION

PART C  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)  Financial Statements
     All required financial statements are included in Part B of this registration statement.

(b)  Exhibits

     (1) Resolution of the Board of Directors of Canada Life Insurance Company of New York (CLNY) authorizing establishment of the Variable Account/1/

     (2)  Not applicable.

     (3)  (a)   Form of Distribution Agreement/1/
          (b) (i)  Form of Selling Agreement/1/
          (b) (ii) Amendment to Form of Selling Agreement/2/
          (b) (iii) Amendment to Form of Selling  Agreement/4/

     (4)  (a)   Form of Annuity Policy/3/
          (b)   Riders and Endorsements/2/

     (5)  Form of Application/3/

     (6)  (a)   Certificate of Incorporation of CLNY/1/
          (b)   By-Laws of CLNY/1/
          (c)   Amendment to the By-laws of Canada Life Insurance Company of New
                York passed by the Board November 19, 1993/1/
          (d)   Amendment to the By-laws of Canada Life Insurance Company of New
                York passed by the Board September 4, 1997/2/

     (7)  Not applicable

     (8)  (a)   Participation Agreement Between Dreyfus Corporation and Canada
                Life Insurance Company of New York/1/

          (b) Participation Agreement Between Montgomery Asset Management, L.P. and Canada Life Insurance Company of New York/1/

          (c) Participation Agreement Between Fred Alger and Company, Inc. and Canada Life Insurance Company of New York/1/

          (d) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and Canada Life Insurance Company of New York/2/

          (e) Participation Agreement Among Berger Institutional Products Trust and Canada Life Insurance Company of New York/1/

          (f) Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Canada Life Insurance Company of New York/2/

          (g) Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and Canada Life Insurance Company of New York/2/

          (h) Participation Agreement Among Berger Institutional Products Trust, Berger Associates, Inc. and Canada Life Insurance Company of New York/2/

          (i) Participation Agreement Between Canada Life Insurance Company of New York and The Dreyfus Socially Responsible Growth Fund, Inc./2/

          (j) Participation Agreement Between Canada Life Insurance Company of New York and Dreyfus Variable Investment Fund/2/

          (k) Amendment to Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and Canada Life Insurance Company of New York/2/

          (l) Amendment to Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Canada Life Insurance Company of New York/2/

          (m) Amendment to Participation Agreement By and Among Canada Life Insurance Company of New York and Montgomery Funds III and Montgomery Asset Management, L.P./2/

          (n)   Service Agreement/1/

     (9)  Opinion and Consent of Counsel/1/

     (10) (a)   Consent of Counsel
          (b)   Consent of Independent Counsel
          (c)   Consent of Independent Auditors

     (11) No  items are omitted from Item 23.

     (12)  Not applicable.

     (13) Sample Performance Data Calculation/2/

     (14) Powers of Attorney.
--------------------

1 Incorporated herein by reference to exhibits filed with the Post-Effective Amendment No. 11 to this Registration Statement on Form N-4 (File No. 33-32199), filed on April 29, 1997.

2 Incorporated herein by reference to Post-Effective Amendment No. 12 to this Registration Statement on Form N-4 (File No. 33-32199), filed on April 30, 1998.

3 Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 33-55890), filed on February 12, 1999.

4 Incorporated herein by reference to Post-Effective Amendment No. 13 to this Registration Statement on Form N-4 (File No. 33-32199), filed on April 30, 1999.

Item 25.   Directors and Officers of the Depositor

  Name and Principal
   Business Address   Positions and Offices with Depositor
  ------------------  ------------------------------------

        R. E. Beettam (2)           Chairman and Director
        Paul R. McCadam (3)         President and Director
        Thomas C. Scott (2)         Financial Vice President
        Donald K. Cooper (3)        Director of Marketing
        William S. McIlwaine (2)    Director of Group Sales
        Cheryl McGinness (3)        Administrative Officer
        Kenneth T. Ledwos (2)       Actuary and Director
        Janet G. Deskins(2)         Illustration and Marketing Actuary
        John W. Pratt (2)           Actuarial Associate
        Craig R. Edwards (2)        Secretary
        Roy W. Linden (1)           Assistant Secretary
        Charles H. MacPhaul (2)     Assistant Secretary

        George N. Isaac (1)         Assistant Treasurer
        Edward P. Ovsenny (1)       Assistant Treasurer
        Kevin A. Phelan (1)         Assistant Treasurer
        Peter D. Cochran (1)        Assistant Treasurer
        Ronald L. Findley (1)       Assistant Treasurer
        Carol D. Gordon (1)         Assistant Treasurer
        Joseph H. Mazur (1)         Assistant Treasurer
        Wendy M. Michaud (3)        Chief Underwriter
        Christopher T. Green (4)    Director
        Alfred F. Kelly (6)         Director
        D. Allen Loney (1)          Director
        William B. Morris (7)       Director
        Harry Van Benschoten (8)    Director
        Alan R. Wentzel (5)         Director
        Henry A. Rachfalowski (1)   Treasurer

(1) The business address is 330 University Avenue, Toronto, Ontario, Canada M5G 1R8.
(2) The business address is 6201 Powers Ferry Road, NW, Suite 600, Atlanta, Georgia, USA 30339.
(3)  The business address is 410 Saw Mill River Road, Ardsley, New York 10502.
(4) The business address is 1000 Cathedral Place, 298 Main Street, Buffalo, New York, USA 14202.
(5)  The business address is 156 West 56th Street, New York, NY, USA 10019
(6)  The business address is 232 Crestwood Avenue, Tuckahoe, New York 10707-2214
(7) The business address is Apt. 10K, 315 East 70th Street, New York, New York 10021
(8) The business address is 105 Seminary Street, New Canaan, Connecticut, USA 06840

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                                                  PERCENT OF                    PRINCIPAL
NAME                              JURISDICTION              VOTING SECURITIES OWNED              BUSINESS
-----------------------------  -------------------  ---------------------------------------  ----------------

Canada Life Financial                Canada         Publicly held                            Insurance
Corporation                                                                                  holding company

The Canada Life Assurance            Canada         Ownership of voting securities through   Life and Health
Company                                             Canada Life Financial Corporation        Insurance

Canada Life Insurance               New York        Ownership of voting securities through   Life and Health
Company of New York                                 The Canada Life Assurance Company        Insurance

Adason Properties Limited            Canada         Ownership of all voting securities       Property
                                                    through The Canada Life Assurance        Management
                                                    Company

Canada Life Irish Operations         England        Ownership of all voting securities       Life and Health
Limited                                             through Canada Life Limited              Insurance

Canada Life Mortgage                 Canada         Ownership of all voting securities       Mortgage
Services Ltd.                                       through The Canada Life Assurance        Portfolios
                                                    Company

CLASSCO Benefit Services             Canada         Ownership of all voting securities       Administrative
Limited                                             through The Canada Life Assurance        Services
                                                    Company

Canada Life Casualty                 Canada         Ownership of all voting securities       Property and
Insurance Company                                   through The Canada Life Assurance        Casualty
                                                    Company                                  Insurance

Sherway Centre Limited               Canada         Ownership of all voting securities       Real Estate
                                                    through The Canada Life Assurance        Broker
                                                    Company

The Canada Life Assurance        Rep. of Ireland    Ownership of all voting securities       Life and Health
Company of Ireland Limited                          through Canada Life Irish Holding        Insurance
                                                    Company Limited

F.S.D. Investments Limited.      Rep. of Ireland    Ownership of all voting securities       Unit Fund Sales
                                                    through Canada Life Assurance            and Management
                                                    (Ireland) Limited

Canada Life Insurance               Michigan        Ownership of all voting securities       Life and Health
Company of America                                  through The Canada Life Assurance        Insurance
                                                    Company

Canada Life of America               Georgia        Ownership of all voting securities       Broker Dealer
Financial Services Inc.                             through CLICA



                                                                  PERCENT OF                    PRINCIPAL
NAME                              JURISDICTION              VOTING SECURITIES OWNED              BUSINESS
-----------------------------  -------------------  ---------------------------------------  ----------------

Canada Life of America              Maryland        Ownership of all voting securities       Mutual Fund
Series Fund, Inc.                                   through CLICA

Adason Realty Ltd.                   Canada         Ownership of all voting securities       Realtor
                                                    through Adason Properties Limited

Canada Life Pension &            Rep. of Ireland    Ownership of all voting securities       Life Assurance
Annuities (Ireland) Limited                         through Canada Life Assurance
                                                    (Ireland) Limited

CLAI Limited                     Rep. of Ireland    Ownership of all voting securities       Holding,
                                                    through Canada Life Irish Holding        Service,
                                                    Company Limited                          Management and
                                                                                             Investment
                                                                                             Company

Canada Life Assurance            Rep. of Ireland    Ownership of all voting securities       Life Insurance,
(Ireland) Limited                                   through Canada Life Irish Holding        Pension, and
                                                    Company Limited                          Annuity

CL Capital Management, Inc.          Georgia        Ownership of all voting securities       Investment
                                                    through CLICA                            Advisor

Canada Life Capital                  Canada         Ownership of all voting securities       External
Corporation Inc.                                    through The Canada Life Assurance        Sources of
                                                    Company                                  Capital

Canada Life Securing                 Canada         Ownership of all voting securities       Holding Company
Corporation Inc.                                    through Canada Life Capital
                                                    Corporation Inc

The Canada Life Group (UK)           England        Ownership of all voting securities       Holding Company
Limited                                             through 3605744 Canada Inc.

Canada Life Holdings (UK)            England        Canada Life (UK) Limited                 Holding Company
Limited

Canada Life Limited                  England        The Canada Life Group (UK) Limited       Life and Health
                                                                                             Insurance

Canada Life Management (UK)          England        Canada Life (UK) Limited                 Unit Trust
Limited                                                                                      Sales &
                                                                                             Management

Canada Life Group Services           England        The Canada Life (UK) Limited             Administrative
(UK) Limited                                                                                 Services

Canada Life Trustee Services         England        The Canada Life Group (UK) Limited       Trustee Services
(UK) Limited



                                                                  PERCENT OF                    PRINCIPAL
NAME                              JURISDICTION              VOTING SECURITIES OWNED              BUSINESS
-----------------------------  -------------------  ---------------------------------------  ----------------

Canada Life Ireland Holdings          Ireland       Canada Life Irish Operations Limited     Holding Company
Limited

Canada Life (UK) Limited              England       Ownership of all voting securities       Holding Company
                                                    through Canada Life Limited

Canada Life Services (UK)             England       Ownership of all voting securities       Administrative Services
Limited                                             through Canada Life (UK) Limited

Canada Life International             England       Ownership of all voting securities       Unit Investment Products
Limited                                             through Canada Life (UK) Limited

Albany Life Assurance Company         England       Ownership of all voting securities       Unit Life and Pension
Limited                                             through Canada Life (UK) Limited         Insurance

Canada Life Pension Managers          England       Ownership of all voting securities       Trustee Services
and Trustees Limited                                through Canada Life (UK) Limited

Pelican Food Services Limited         Canada        Ownership of all voting securities       Food service
                                                    through the Canada Life Assurance
                                                    Company

3605744 Canada Inc.                   Canada        Ownership of all voting securities       Holding Company
                                                    through the Canada Life Assurance
                                                    Company

Canada Life Asset Management          Ireland       Ownership of all voting securities       Stock Corporation
Limited                                             through The Canada Life Group (UK)
                                                    Limited

Adason Property Management            England       Ownership of all voting securities       Property Managers
Limited                                             through The Canada Life Group (UK)
                                                    Limited
Canada Life Fund Managers (UK)        England       Ownership of all voting securities       Fund Manager
Limited                                             through Canada Life (UK) Limited

Canada Life Irish Holding             Ireland       Ownership of all voting securities       Holding Company
Company Limited                                     through 3605744 Canada Inc.

Canada Life Management                Ireland       Ownership of all voting securities       Management Services
Services Limited                                    through Canada Life Irish Holding
                                                    Company Limited

Canada Life Assurance Europe          Ireland       Ownership of all voting securities       Management Services
Limited                                             through Canada Life Irish Holding
                                                    Company Limited

Setanta Asset Management              Ireland       Ownership of all voting securities       Asset Management
Limited                                             through Canada Life Irish Holding
                                                    Company Limited

Kanetix Ltd.                          Canada        Ownership of all voting securities       Distribution Services
                                                    through The Canada Life Assurance
                                                    Company

Canada Life Brasil Ltd.               Brazil        Ownership of all voting securities       Distribution Services
                                                    through The Canada Life Assurance
                                                    Company

Canada Life Pactual                   Brazil        Ownership of 70% of voting securities    Distribution Services
Previdencia & Segures S.A.                          through Canada Life Brasil Ltd.

Canada Life Financial                 Canada        Ownership of all voting securities       Distribution Services
Distribution Services Inc.                          through The Canada Life Assurance
                                                    Company

Laketon Investment Management         Canada        Ownership of 35% of voting securities    Investment Management
                                                    through The Canada Life Assurance
                                                    Company


Item 27.  Number of Policy Owners

As of March 1, 2000, there were 71 owners of Nonqualified Policies and 67 owners of Qualified Policies.

Item 28.  Indemnification

Canada Life Insurance Company of New York's By-Laws provide in Article II,
Section 10 as follows:

In addition to and without limiting the generality of Subsections A and B of this Section 10, the Corporation shall indemnify each director and each person whose testator or intestate was a director made or threatened to be made a party to any action or proceeding, including an action or proceeding by or in the right of the Corporation by reason of the fact that he is or was a director or that his testator or intestate was a director, against judgments, fines, amounts paid in settlement, and reasonable expenses, including attorneys' fees actually and necessarily incurred by him in connection with the defense or settlement of such action or proceeding unless the judgment or other final adjudication adverse to the director or to the person whose testator or intestate was a director in such action or proceeding establishes that the director's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that the director personally gained in fact a financial profit or other advantage to which he was not legally entitled.

In addition, expenses incurred in defending a civil or criminal action or proceeding may be paid by the corporation in advance of the final disposition of such action or proceeding upon receipt of an undertaking by or on behalf of such director, officer or employee to repay such amount as, and to the extent required by paragraph (a) of Section 725 of the New York Business Corporation Law.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

Canada Life of America Financial Services, Inc. (CLAFS) is the principal underwriter of the Policies as defined in the Investment Company Act of 1940. CLAFS also acts as underwriter for Canada Life of America Variable Annuity Account 1, Canada Life of America Variable Annuity Account 2, and Canada Life of New York Variable Annuity Account 2.

The following table provides certain information with respect to each director and officer of CLAFS.

Name and Principal  Positions and Offices
Business Address       With Underwriter
----------------       ----------------

A. W. Bard**             Chairman, President and Director
D. V. Rough*             Treasurer
C. H. MacPhaul**         Secretary and Director
C. R. Edwards**          Assistant Secretary
K. T. Ledwos**           Administrative Officer and Director
S. C. Gile**             Administrative Officer
N. A. Hill**             Securities Compliance Officer

___________________

*   The business address is 330 University Avenue, Toronto, Ontario, Canada
    M5G1R8.
** The business address is 6201 Powers Ferry Road, N.W., Suite 600, Atlanta, Georgia 30339.

Item 30.  Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by CLNY at its Executive Office at
330  University Avenue, Toronto, Canada   M5G1R8 and at 410 Saw Mill River Road,
Ardsley, New York 10502.

Item 31.  Management Services

All management contracts are discussed in Part A or Part B.

Item 32

Undertakings

(a) Registrant undertakes that it will file a post effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
     (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to CLNY at the address or phone number listed in the Prospectus.

(d) Depositor undertakes to preserve on behalf of itself and Registrant the books and records required to be preserved by such companies pursuant to Rule 31a-2 under the Investment Company Act of 1940 and to permit examination of such books and records at any time or from time to time during business hours by examiners or other representatives of the Securities and Exchange Commission, and to furnish to said Commission at its principal office in Washington, D.C., or at any regional office of said Commission specified in a demand made by or on behalf of said Commission for copies of books and records, true, correct, complete, and current copies of any or all, or any part, of such books and records.

(e) The Registrant is relying on a letter issued by the staff of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988 (Ref. No. IP-6-88) stating that it would not recommend to the Commission that enforcement action be taken under Section 22(e), 27(c)(1), or 27(d) of the Investment Company Act of 1940 if the Registrant, in effect, permits restrictions on cash distributions from elective contributions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code of 1986 in accordance with the following conditions:

     (1) include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the policy;

     (2) include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the policy;

     (3) instruct sales representatives who may solicit individuals to purchase the policies specifically to bring the redemption restrictions imposed by
     Section 403(b)(11) to the attention of such individuals;

     (4) obtain from each owner who purchases a Section 403(b) policy, prior to or at the time of such purchase, a signed statement acknowledging the owner's understanding of (i) the redemption restrictions imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the owner may elect to transfer his or her policy value.

     The Registrant is complying, and shall comply, with the provisions of paragraphs (1) - (4) above.

(f) Canada Life Insurance Company of New York hereby represents that the fees and changes deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Canada Life Insurance Company of New York.

                                 EXHIBIT INDEX


Exhibit        Description of Exhibit
-------        ----------------------

10 (a)     Consent of Counsel
   (b)     Consent of Independent Counsel
   (c)     Consent of Independent Auditors

14         Powers of Attorney

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has caused this Post Effective Amendment Number 14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on this 26th day of April, 2000.

                             CANADA LIFE OF NEW YORK
                             VARIABLE ANNUITY ACCOUNT 1


                             By:   /s/ R. E. Beettam
                                   -----------------------------
                                   R. E. Beettam, Chairman
                                   Canada Life Insurance Company
                                   of New York

                             CANADA LIFE INSURANCE
                             COMPANY OF NEW YORK


                             By:   /s/ R. E. Beettam
                                   -----------------------------
                                   R. E. Beettam, Chairman


As required by the Securities Act of 1933, this Post-Effective Amendment Number 14 has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE                   TITLE                  DATE
---------                   -----                  ----
/s/ R. E. Beettam      Chairman & Director     April 26, 2000
-------------------  (Principal Executive      --------------
R. E. Beettam          Officer)


*/s/ P. R. McCadam    President & Director     April 26, 2000
-------------------                            --------------
P. R. McCadam


*/s/ C. T. Greene     Director                 April 26, 2000
-------------------                            --------------
C. T. Greene

*/s/ A. F. Kelly          Director                April 26, 2000
-------------------                               --------------
A.  F. Kelly


*/s/ K. T. Ledwos         Director                April 26, 2000
-------------------                               --------------
K. T. Ledwos


*/s/ D. A. Loney          Director                April 26, 2000
-------------------                               --------------
D. A. Loney


*/s/ W. B. Morris         Director                April 26, 2000
-------------------                               --------------
W. B. Morris


/s/ T.C. Scott            Financial V.P.          April 26, 2000
-------------------       (Principal Financial    --------------
T. C. Scott               Officer & Principal
                          Accounting Officer)


*/s/ H. Van Benschoten    Director                April 26, 2000
----------------------                            --------------
H. Van Benschoten


*/s/ A. R. Wentzel        Director                April 26, 2000
----------------------                            --------------
A. R. Wentzel

*By: /s/ R. E. Beettam
    ------------------------
    R. E. Beettam


Signed pursuant to power of attorney filed herewith